                                                      '33 ACT FILE NO. 033-37128
                                                      '40 ACT FILE NO.  811-3365

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. [ ]

                       POST-EFFECTIVE AMENDMENT NO. 15 [X]

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 171 [X]
                        (CHECK APPROPRIATE BOX OR BOXES.)

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                     METLIFE INVESTORS USA INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                22 CORPORATE PLAZA DRIVE, NEWPORT BEACH, CA 92660

         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:  800-989-3752

                               RICHARD C. PEARSON
                   EXECUTIVE VICE PRESIDENT & GENERAL COUNSEL
                     METLIFE INVESTORS USA INSURANCE COMPANY
                22 CORPORATE PLAZA DRIVE, NEWPORT BEACH, CA 92660
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE SPACE)

[ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485
[x] ON MAY 1, 2004, PURSUANT TO PARAGRAPH (b) OF RULE 485
[ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485
[ ] ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
    PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

Title of Securities Registered:
     Group Variable Annuity Contracts

                                   PART A
                GROUP FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

                                 issued by

                     METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                       and

                     METLIFE INVESTORS USA INSURANCE COMPANY
     ----------------------------------------------------------------------

This Prospectus gives you important information about the group flexible payment fixed and variable annuity contracts issued by MetLife Investors USA
Separate Account A (the "Separate Account") by MetLife Investors USA
Insurance Company ("MetLife Investors USA) (the "Contracts"). Please read it carefully before you invest and keep it for future reference. The Contracts provide annuity benefits through distributions made from certain retirement plans that qualify for special federal income tax treatment ("qualified plans").

You decide how to allocate your money among the available investment choices. You may choose to allocate your payments to the General Account, which is a fixed account (not described in this Prospectus) that offers an interest rate guaranteed by MetLife Investors USA Insurance Company, or to the Separate Account. The Separate Account, in turn, invests in the following underlying mutual funds:

         ALGER AMERICAN FUND (Class 0)

               Small Capitalization Portfolio*

         AMERICAN FUNDS INSURANCE SERIES (Class 2)

               Growth Fund
               Growth-Income Fund
               Global Small Capitalization Fund

         FIDELITY VARIABLE INSURANCE PRODUCTS (Initial Class)

               VIP Asset Manager(SM) Portfolio*
               VIP Contrafund(R) Portfolio
               VIP Growth Portfolio
               VIP Money Market Portfolio
               VIP Overseas Portfolio**

         MET INVESTORS SERIES TRUST (Class A)

               Met/AIM Small Cap Growth Portfolio
               J.P. Morgan Quality Bond Portfolio
               Lord Abbett Bond Debenture Portfolio
               Lord Abbett Growth and Income Portfolio
               MFS(R) Research International Portfolio
               PIMCO PEA Innovation Portfolio
                 (formerly PIMCO Innovation Portfolio)
               PIMCO Total Return Portfolio
               Third Avenue Small Cap Value Portfolio

         METROPOLITAN SERIES FUND, INC. (Class A)

                Davis Venture Value Portfolio
                FI Mid Cap Opportunities Portfolio
                Harris Oakmark Focused Value Portfolio
                Harris Oakmark Large Cap Value Portfolio
                Lehman Brothers(R) Aggregate Bond Index Portfolio MetLife Mid Cap Stock Index Portfolio
                MetLife Stock Index Portfolio
                MFS(r) Total Return Portfolio
                Morgan Stanley EAFE(R) Index Portfolio
                Russell 2000(R) Index Portfolio
                State Street Research Aurora Portfolio
                State Street Research Bond Income Portfolio
                State Street Research Large Cap Growth Portfolio
                  (formerly Alger Equity Growth Portfolio)
                State Street Research Large Cap Value Portfolio
                T. Rowe Price Small Cap Growth Portfolio

         SCUDDER VARIABLE SERIES I (Class A)

               International Portfolio*

         T. ROWE PRICE GROWTH STOCK FUND**

*Participant approval to substitute these portfolios was not obtained.

         **AT THIS TIME, FIDELITY VIP OVERSEAS PORTFOLIO (AVAILABLE IN RETIREMENT COMPANION) AND T. ROWE PRICE GROWTH STOCK FUND ARE NOT AVAILABLE FOR USE WITH CONTRACTS PURCHASED IN CONNECTION WITH 403(B) PLANS.

You can choose any combination of these investment choices. Your Participant's Account will vary daily to reflect the investment experience of the funding options selected. These mutual funds are described in detail in the fund prospectuses that are attached to or delivered with this Prospectus. Please read these prospectuses carefully before you invest.

The contracts:

o        are not bank deposits
o        are not FDIC insured
o        are not insured by any federal government agency
o        are not guaranteed by any bank or credit union
o        may be subject to loss of principal

If you would like more information about the Contracts, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2004. The SAI is legally considered a part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page ____ of the Prospectus. To request a free copy of the SAI or to ask questions, write or call:

                     MetLife Investors USA Insurance Company
                            22 Corporate Plaza Drive
                          Newport Beach, CA 92660-7901
                              Phone: (800) 343-8496

The Securities and Exchange Commission ("SEC") has a website
(http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----

Glossary
Summary of the Contracts
Fee Tables and Examples
Financial and Performance Information
Description of The Insurance Company,
The General Account, The Separate Account, The Funds and
Service Providers
        The Insurance Company
        The General Account
        The Separate Account
        The Funds
        Principal Underwriter
        Servicing Agent
        Custodian
Contract Charges
        Premium Taxes
        Surrender Charge
        Administrative Fees
        Transaction Charges
        Mortality and Expense Risk Charges
        Distribution Expense Charge (Sales Load)
        Federal, State and Local Taxes
        Free Look Period
        Deferred Compensation Plans
Description of the Contracts
        General
        Assignment
        Purchase Payments
        Transfers
        Market Timing
        Loans (403(b) Plans only)
        Modification of the Contracts
Accumulation Period
        Crediting Accumulation Units in the Separate Account
        Surrender from the Separate Account
        Account Statements
Annuity Benefits
        Variable Annuity Payments
        Election of Annuity Date and Form of Annuity
        Frequency of Payment
        Level Payments Varying Annually
        Annuity Unit Values
Death Benefits
        Death Before the Annuity Date
        Death After the Annuity Date
Federal Tax Considerations
Voting Rights
Legal Proceedings
Additional Information
Table of Contents of Statement of Additional Information

APPENDIX A - CONDENSED FINANCIAL INFORMATION

APPENDIX B - PARTICIPATING INVESTMENT PORTFOLIOS

MetLife Investors USA does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. MetLife Investors USA has not authorized any information or representations about the Contracts other than the information in this Prospectus, the attached prospectuses, or supplements to the prospectuses or any supplemental sales material MetLife Investors USA authorizes.

                                    GLOSSARY

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT - A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT - The person on whose life Annuity payments under a Contract are based.

ANNUITY - A series of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION or ANNUITY DATE - The date on which Annuity payments begin.

ANNUITY UNIT - A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN - The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY - The person who has the right to a Death Benefit upon your death.

BUSINESS DAY - Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CERTIFICATE - The form you are given which describes your rights under the Contract. No Certificates are issued for certain deferred compensation or qualified retirement plans.

CERTIFICATE DATE - The date you are issued a Certificate. If you are not issued a Certificate, this is the date when your Account is established.

CERTIFICATE YEAR - The 12 month period that begins on your Certificate Date and on each anniversary of this date.

CONTRACT - The agreement between the Owner and MetLife Investors USA covering your rights.

FIXED ANNUITY - An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD - The 20-day period when you first receive your Contract. During this time period, you may cancel your Contract for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Contract Value in some states).

FREE WITHDRAWAL AMOUNT - The amount that can be withdrawn in a Contract Year without incurring a surrender charge.

FUND - A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT - All assets of MetLife Investors USA other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE- The date on which Annuity payments begin if you do not select another date. It is the later of the Contract anniversary nearest the Annuitant's 75th birthday or the 10th anniversary of the Contract Date.

OWNER - The person who has title to the Contract.

PARTICIPANT - You, the person who makes Purchase Payments, or the person for whom Purchase Payments are made.

PARTICIPANT'S ACCOUNT - The sum of your interest in the Separate Account Series and your interest in the General Account. Your interest in the Separate Account Series is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to Annuity options.

PLAN - The 403(b) plan, deferred compensation plan, qualified retirement plan, or individual retirement annuity to which the Contract is issued.

PURCHASE PAYMENT - The amounts paid by or for you to MetLife Investors USA in order to provide benefits under the Contract.

SEPARATE ACCOUNT - The segregated asset account entitled "MetLife Investors USA Separate Account A" which has been established by MetLife Investors USA under Delaware law to receive and invest amounts allocated by you and by other contract owners and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES - The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

SURRENDER CHARGE - A percentage charge which is deducted when you fully or partially surrender. The amount varies depending on how long Purchase Payments have been with MetLife Investors USA.

VALUATION DATE - Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. MetLife Investors USA will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD - The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY - An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

                            SUMMARY OF THE CONTRACTS

THE CONTRACTS

The Contracts may be offered to:

         -        Qualified Plans such as:

         - Section 403(b) tax-sheltered annuities; - Section 457 deferred compensation plans; and - Section 401 pension and profit sharing plans.

Note: The dollars in a Qualified Plan are tax deferred. Contracts purchased for use with a Qualified Plan provide no additional tax deferral, and there should be reasons other than tax deferral for purchasing the Contract.

THIS PROSPECTUS APPLIES ONLY TO THE VARIABLE PORTION OF THE CONTRACT

[SIDE BAR:     Please see the section "Federal Tax Considerations"
               on page ____ for more information.]

PURCHASE PAYMENTS

Purchase Payments under the Contracts are made to the General Account, the Separate Account, or allocated between them. The minimum Purchase Payment is as little as $20, but there is an annual minimum of $240 (for IRAs, the minimum is $2,000 for an initial Purchase Payment and $500 for each additional payment).

There is no initial sales charge; however, the charges and deductions described under "Contract Charges" on page ___ will be deducted from the Participant's Account.

Amounts allocated to the General Account may be transferred to the Separate Account subject to certain limitations as to time and amount. Unless you have exercised a special option, the minimum transfer is the lesser of $500 or the balance of your Account in the Series.

You can transfer amounts allocated to the Separate Account:

      - between any of the mutual fund investment choices, at any time and as many times as you choose

      - to the General Account at any time before the amount has been applied to a variable annuity option

See, however, restrictions on transfers in "Description of the Contracts - Market Timing."

[SIDE BAR: Please see "Transfers" on page ____ for more information.]

SEPARATE ACCOUNT

Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units in one or more of 34 Series, each of which invests in one of the following 34 Funds:

        Funds                                       Investment Advisers
        ------------------------------------        ------------------------
        ALGER AMERICAN FUND (Class 0)               Fred Alger Management, Inc.

        Small Capitalization Portfolio (1)

        AMERICAN FUNDS INSURANCE SERIES (Class 2)   Capital Research and
                                                    Management Company ("CRM")

        American Funds Growth Fund
        American Funds Growth-Income Fund
        American Global Small Capitalization Fund

        FIDELITY VARIABLE INSURANCE                 Fidelity Management &
          PRODUCTS (Initial Class)                  Research Co. ("FMR")

        VIP Asset Manager(SM) Portfolio (1)
        VIP Contrafund(R) Portfolio
        VIP Growth Portfolio
        VIP Money Market Portfolio
        VIP Overseas Portfolio

        MET INVESTORS SERIES TRUST (Class A)        Met Investors Advisory, LLC
                                                    ("MIA")(2)(3)
        Met/AIM Small Cap Growth Portfolio
        J.P. Morgan Quality Bond Portfolio
        Lord Abbett Bond Debenture Portfolio
        Lord Abbett Growth and Income Portfolio
        MFS(R) Research International Portfolio
        PIMCO PEA Innovation Portfolio
          (formerly PIMCO Innovation Portfolio)
        PIMCO Total Return Portfolio
        Third Avenue Small Cap Value Portfolio

         METROPOLITAN SERIES FUND, INC. (Class A)   (MetLife Advisers, LLC
                                                    ("MA") (2)(3)

         Davis Venture Value Portfolio
         FI Mid Cap Opportunities Portfolio
         Harris Oakmark Focused Value Portfolio
         Harris Oakmark Large Cap Value Portfolio
         Lehman Brothers(R) Aggregate Bond Index Portfolio
         MetLife Mid Cap Stock Index Portfolio
         MetLife Stock Index Portfolio
         MFS(r) Total Return Portfolio
         Morgan Stanley EAFE(R) Index Portfolio
         Russell 2000(R) Index Portfolio
         State Street Research Aurora Portfolio
         State Street Research Bond Income Portfolio
         State Street Research Large Cap Growth Portfolio
           (formerly Alger Equity Growth Portfolio
         State Street Research Large Cap Value Portfolio
         T. Rowe Price Small Cap Growth Portfolio

SCUDDER VARIABLE SERIES I                           Deutsche Investment
         International Portfolio (1)                  Management Americas Inc.

T. ROWE PRICE GROWTH STOCK FUND                     Price Associates, Inc.
____________________

Note 1.  Participants approval to substitute these portfolios was not obtained.

Note 2. These investment advisers have engaged subadvisers to provide investment advice for individual Funds.

Note 3.  MIA and MA are affiliates of MetLife Investors USA.

[SIDE BAR: Please see "The Separate Account" on page ____ and "The Funds" on page ____ for more information.]

CHARGES AND DEDUCTIONS

The following fees and expenses apply to your Contract:

                      Fee or expense                      Amount of fee
                      --------------                      -------------
DAILY DEDUCTIONS

        -      Distribution expenses                      .000274%
                                                          (.10% per year)

        -      Mortality and Expense risks                .003425%
                                                          (1.25% per year)

ANNUAL DEDUCTIONS

There is an Administrative Fee of $21.50 plus $2.50 for each Series in which you invest. MetLife Investors USA will waive these administrative fees for any Certificate Year during which you contribute $2,000 or more to your account or your Participant's Account has a value at the end of the Certificate Year of $10,000 or more. This reduction is permanent for Certificates issued before the termination or reduction of the waiver. (No such termination or reduction of the waiver is contemplated at this time).

TRANSACTION CHARGES

A charge of $10 may be deducted for:

      -     A transfer from any Series;

      - A full or partial surrender (the charge will be no more than 2% of the amount of the surrender); or

      -     Annuitization of all or a part of your Participant's Account.

We currently waive the transaction charge for transfers from any Series, but reserve the right to impose the charge in the future. See however restrictions on transfers in "Description of the Contracts - Market Timing."

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

   -  Deducted if you request a full          7% of Purchase Payment and amounts
      or partial withdrawal of                credited to it. This charge
      Purchase Payments from the              applies for 60 months after the
      Separate Account within 60              Purchase Payment is received.
      months after the Purchase Payment
      is made.

However, for 403(b) plans, we will not deduct any surrender charge once nine (9) full years have elapsed since your Certificate Date; and for the first surrender in each year, you may surrender up to 10% of the value of your interest in the Separate Account without a surrender charge. WITHDRAWALS FROM 403(b) PLANS MAY BE RESTRICTED BY THE INTERNAL REVENUE CODE.

The following expenses may be waived for certain deferred compensation plans:

      -     administrative fees
      -     transaction charges
      -     distribution fees
      -     sales charges on certain surrenders

PREMIUM TAXES

      -     Payable to a state or government                0% - 3.5%
            agency with respect to your Contract.
            It may be deducted on or after the date
            the tax is incurred.
            Currently, MetLife Investors USA deducts these taxes upon annuitization.

[SIDE BAR: Please see "Contract Charges" on page ___ for more information.]

FREE LOOK PERIOD

You may cancel your interest in the Contract within 20 days after you receive your Certificate (or longer depending on state law) for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Participant's Account in some states). Purchase Payments allocated to the Separate Account will be initially allocated to the Money Market Portfolio during the Free Look Period.

[SIDE BAR: Please see "Free Look Period" on page ____ for more information.]

VARIABLE ANNUITY PAYMENTS

You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date and will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Participant's Account is invested.

If your monthly payments from a particular Series are less than $50, MetLife Investors USA may change the frequency of your payments so that each payment will be at least $50 from that Series.

SURRENDER

You may surrender all or part of your Participant's Account before the Annuity Date. You may not make a partial withdrawal if:

      - it would cause your interest in any Series of the General Account to fall below $200 (unless you are surrendering your entire interest in a Series)

However, if you are withdrawing the entire amount allocated to a Series; these restrictions do not apply.

You may be assessed a surrender charge. In addition, any amounts surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Internal Revenue Code. Certain restrictions apply for qualified contracts.

[SIDE BAR:   Please see "Surrender Charge" on page ___ and "Federal Tax
             Considerations" on page ___ for more information.]

LOANS - 403(b) PLANS ONLY

You may be able to obtain a loan from the portion of your Account allocated to the General Account. Loan proceeds may be considered taxable distributions under the Internal Revenue Code in the event of a default in repayments.

MetLife Investors USA may:

--     terminate loans
--     change the terms under which loans are made

Any action taken by MetLife Investors USA would not affect outstanding loans.

DEATH BENEFIT

You name your Beneficiary(ies). If you die before attaining age 65 and prior to the Annuity Date, the amount of any lump sum settlement will be the greater of:

      -     the total of all Purchase Payments less any partial withdrawals; or
      -     the value of the Participant's Account at settlement.

If the death occurs on or after age 65, the death benefit will be equal to the Participant's Account.

STATE VARIATIONS

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the Contract. Your actual Certificate and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our administrative offices.

[SIDE BAR: Please see "Death Benefits" on page ____ for more information.]

MARKET TIMING MetLife Investors USA has adopted policies and procedures that attempt to detect transfer activity that may adversely affect Participants and the Funds. Upon detection of this activity, restrictions may be imposed on transfers.

[SIDE BAR: Please see "Description of the Contracts - Market Timing" on page ___ for more information.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.
_________________________________________________________________________
PARTICIPANT TRANSACTION EXPENSES TABLE

SURRENDER CHARGE (Note 1)                              7%
   [as a percentage of amounts accumulated
   with respect to a purchase payment,
   including earnings or losses credited
   to the purchase payment)

TRANSACTION CHARGE (Note 2)
   (each surrender and annuitization)                  $10

TRANSFER FEE (Note 3)                                  $10
                                                       per transfer
__________________________________________________________________________

Note 1. Surrender charges decline based on date of purchase payment. (See Expenses - Surrender Charge)

Number of Complete months from
Receipt of Purchase Payment                  % Charge
---------------------------                  --------
         60 months or less                      7
         More than 60 months                    0

Amounts surrendered are attributed to Purchase Payments made (and any accumulation) on a first-in, first-out basis.

Note 2. In the event of a surrender, the charge is the lesser of $10 or 2% of the amount surrendered.

Note 3. This fee applies to each transfer from a Series. We currently waive this charge

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.
___________________________________________________________________________
PERIODIC FEES AND EXPENSES TABLE

ADMINISTRATIVE CHARGE (Note 1)                      $21.50 plus
  (deducted annually)                               $2.50 for each Series

SEPARATE ACCOUNT ANNUAL EXPENSES
     (referred to as Separate Account
     Product Charges) (as a percentage of
     average account value in the
     Separate Account)

Mortality and Expense Charge                         1.25%
Distribution Expense Charge                          0.10%
                                                     -----
Total Separate Account Annual Expenses               1.35%
________________________________________________________________________________

Note 1. The Administrative Charge is currently waived if you make purchase payments of $2,000 or more in a Certificate Year or if your Series Participant's Account value is $10,000 or more at the end of the Certificate Year.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU
OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND
EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE FUNDS AND IN
THE FOLLOWING TABLES.

Total Annual Fund                         Minimum             Maximum
Operating Expenses                         0.29%               1.26%
(expenses that are deducted from
Fund assets, including
management fees, 12b-1/service fees, and other expenses)

FUND EXPENSES
(as a percentage of the average daily net assets of a Fund)
The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.

                                                                                     FIDELITY
                                              AMERICAN                    Global     VARIABLE
                        ALGER      Small      FUNDS                       Small      INSURANCE
                        AMERICAN   Capital-   INSURANCE          Growth-  Capital-   PRODUCTS    VIP Asset   VIP           VIP
                        FUND       ization    SERIES     Growth  Income   ization    (INITIAL    Manager(SM) Contrafund(R) Growth
                        (CLASS O)  Portfolio  (CLASS 2)  Fund    Fund     Fund       CLASS)      Portfolio   Portfolio     Portfolio
                        ---------  ---------  ---------  ----    ----     ----       ------      ---------   ---------     --------
Management Fees                    0.85%                 0.37%   0.33%    0.80%                  0.53%       0.58%         0.58%

12b-1/Service Fees                 0.00%                 0.25%   0.25%    0.25%                  0.00%       0.00%         0.00%

Other Expenses(1)                  0.12%                 0.02%   0.01%    0.03%                  0.10%       0.09%         0.09%

Total Annual Portfolio
Expenses                           0.97%                 0.64%   0.59%    1.08%                  0.63%       0.67%         0.67%
------------------------------------------------------------------------------------------------------------------------------------
Contractual Expense
Subsidy or Deferral                0.00%                 0.00%   0.00%    0.00%                  0.00%       0.00%         0.00%
------------------------------------------------------------------------------------------------------------------------------------
Net Total Annual
Portfolio Expense(2)               0.97%                 0.64%   0.59%    1.08%                  0.63%       0.67%         0.67%
------------------------------------------------------------------------------------------------------------------------------------

(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payment of portfolio expenses. The amounts repaid per portfolio are: 0.03% for the Lord Abbett Bond
Debenture Portfolio; 0.02% for the PIMCO Total Return Portfolio; and 0.01% for the Third Avenue Small Cap Value Portfolio.

(2) The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2004, under which investment advisers or managers of Funds have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements terminates on April 30, 2005 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain Funds achieved as a result of directed brokerage arrangements. The Funds provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2003.

continued below:
====================================================================================================================================




continued from above:

                                              MET                   J.P.       Lord       Lord        MFS(R)
                        VIP                   INVESTORS  Met/AIM    Morgan     Abbett     Abbett      Research
                        Money      VIP        SERIES     Small Cap  Quality    Bond       Growth and  Inter-     PIMCO PEA
                        Market     Overseas   TRUST      Growth     Bond       Debenture  Income      national   Innovation
                        Portfolio  Portfolio  (CLASS A)  Portfolio  Portfolio  Portfolio  Portfolio   Portfolio  Portfolio
                        ---------  ---------  ---------  ---------  ---------  ---------  ---------   ---------  ---------
Management Fees         0.20%      0.73%                 0.90%      0.52%      0.60%      0.56%       0.80%      0.95%

12b-1/Service Fees      0.00%      0.00%                 0.00%      0.00%      0.00%      0.00%       0.00%      0.00%

Other Expenses(1)       0.09%      0.17%                 0.26%      0.15%      0.10%      0.06%       0.31%      0.31%

Total Annual Portfolio
Expenses                0.29%      0.90%                 1.16%      0.67%      0.70%      0.62%       1.11%      1.26%
------------------------------------------------------------------------------------------------------------------------------------
Contractual Expense
Subsidy or Deferral     0.00%      0.00%                 0.12%      0.00%      0.00%      0.00%       0.02%      0.16%
------------------------------------------------------------------------------------------------------------------------------------
Net Total Annual
Portfolio Expense(2)    0.29%      0.90%                 1.04%      0.67%      0.70%      0.62%       1.09%      1.10%
------------------------------------------------------------------------------------------------------------------------------------

(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payment of portfolio expenses. The amounts repaid per portfolio are: 0.03% for the Lord Abbett Bond
Debenture Portfolio; 0.02% for the PIMCO Total Return Portfolio; and 0.01% for the Third Avenue Small Cap Value Portfolio.

(2) The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2004, under which investment advisers or managers of Funds have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements terminates on April 30, 2005 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The Funds provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2003.

continued below:
====================================================================================================================================




continued from above:

                                   Third                               FI         Harris     Harris     Lehman       MetLife
                        PIMCO      Avenue     METROPOLITAN  Davis      Mid Cap    Oakmark    Oakmark    Brothers(R)  Mid Cap
                        Total      Small Cap  SERIES        Venture    Oppor-     Focused    Large Cap  Aggregate    Stock
                        Return     Value      FUND, INC.    Value      tunities   Value      Value      Bond Index   Index
                        Portfolio  Portfolio  (CLASS A)     Portfolio  Portfolio  Portfolio  Portfolio  Portfolio    Portfolio
                        ---------  ---------  ---------     ---------  ---------  ---------  ---------  ---------    ---------
Management Fees         0.50%      0.75%                    0.74%      0.69%      0.75%      0.74%      0.25%        0.25%

12b-1/Service Fees      0.00%      0.00%                    0.00%      0.00%      0.00%      0.00%      0.00%        0.00%

Other Expenses(1)       0.09%      0.18%                    0.05%      0.08%      0.05%      0.09%      0.09%        0.15%

Total Annual Portfolio
Expenses                0.59%      0.93%                    0.79%      0.77%      0.80%      0.83%      0.34%        0.40%
------------------------------------------------------------------------------------------------------------------------------------
Contractual Expense
Subsidy or Deferral     0.00%      0.00%                    0.00%      0.00%      0.00%      0.00%      0.00%        0.00%
------------------------------------------------------------------------------------------------------------------------------------
Net Total Annual
Portfolio Expense(2)    0.59%      0.93%                    0.79%      0.77%      0.80%      0.83%      0.34%        0.40%
------------------------------------------------------------------------------------------------------------------------------------

(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payment of portfolio expenses. The amounts repaid per portfolio are: 0.03% for the Lord Abbett Bond
Debenture Portfolio; 0.02% for the PIMCO Total Return Portfolio; and 0.01% for the Third Avenue Small Cap Value Portfolio.

(2) The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2004, under which investment advisers or managers of Funds have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements terminates on April 30, 2005 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The Funds provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2003.

continued below:
====================================================================================================================================




continued from above:

                                                                               State      State      State
                                              Morgan                State      Street     Street     Street     T. Rowe
                        MetLife    MFS(R)     Stanley    Russell    Street     Research   Research   Research   Price
                        Stock      Total      EAFE(R)    2000(R)    Research   Bond       Large Cap  Large Cap  Small Cap
                        Index      Return     Index      Index      Aurora     Income     Growth     Value      Growth
                        Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio
                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Management Fees         0.25%      0.50%      0.30%      0.25%      0.85%      0.40%      0.73%      0.70%      0.52%

12b-1/Service Fees      0.00%      0.00%      0.00%      0.00%      0.00%      0.00%      0.00%      0.00%      0.00%

Other Expenses(1)       0.06%      0.19%      0.41%      0.22%      0.08%      0.07%      0.07%      0.35%      0.11%

Total Annual Portfolio
Expenses                0.31%      0.69%      0.71%      0.47%      0.93%      0.47%      0.80%      1.05%      0.63%
------------------------------------------------------------------------------------------------------------------------------------
Contractual Expense
Subsidy or Deferral     0.00%      0.00%      0.00%      0.00%      0.00%      0.00%      0.00%      0.10%      0.00%
------------------------------------------------------------------------------------------------------------------------------------
Net Total Annual
Portfolio Expense(2)    0.31%      0.69%      0.71%      0.47%      0.93%      0.47%      0.80%      0.95%      0.63%
------------------------------------------------------------------------------------------------------------------------------------

(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payment of portfolio expenses. The amounts repaid per portfolio are: 0.03% for the Lord Abbett Bond
Debenture Portfolio; 0.02% for the PIMCO Total Return Portfolio; and 0.01% for the Third Avenue Small Cap Value Portfolio.

(2) The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2004, under which investment advisers or managers of Funds have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements terminates on April 30, 2005 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The Funds provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2003.

continued below:
====================================================================================================================================




continued from above:

                                                           T. Rowe
                        SCUDDER                            Price
                        VARIABLE                           Growth
                        SERIES I   International  T. ROWE  Stock
                        (CLASS A)  Portfolio      PRICE    Fund
                        ---------  ---------      -----    ----
Management Fees                    0.88%                   0.57%

12b-1/Service Fees                 0.00%                   0.00%

Other Expenses(1)                  0.17%                   0.20%

Total Annual Portfolio
Expenses                           1.05%                   0.77%
--------------------------------------------------------------------------------
Contractual Expense
Subsidy or Deferral                0.00%                   0.00%
--------------------------------------------------------------------------------
Net Total Annual
Portfolio Expense(2)               1.05%                   0.77%
--------------------------------------------------------------------------------

(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payment of portfolio expenses. The amounts repaid per portfolio are: 0.03% for the Lord Abbett Bond
Debenture Portfolio; 0.02% for the PIMCO Total Return Portfolio; and 0.01% for the Third Avenue Small Cap Value Portfolio.

(2) The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2004, under which investment advisers or managers of Funds have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements terminates on April 30, 2005 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The Funds provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2003.

================================================================================

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE FUNDS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME            TIME            TIME            TIME
        1 YEAR          3 YEAR          5 YEAR         10 YEAR

     (a) 990.25     (a) 1,495.24    (a) 2,098.58    (a) 2,941.93
     (b) 899.93     (b) 1,221.60    (b) 1,641.93    (b) 1,949.07

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT:

         TIME            TIME            TIME            TIME
        1 YEAR          3 YEAR          5 YEAR         10 YEAR

     (a) 264.20     (a)  810.90     (a) 1,382.97    (a) 2,931.93
     (b) 166.90     (b)  517.35     (b)   891.25    (b) 1,939.07

(3) IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME            TIME            TIME            TIME
        1 YEAR          3 YEAR          5 YEAR         10 YEAR

     (a) 274.20     (a)  820.90     (a) 1,392.97    (a) 2,941.93
     (b) 176.90     (b)  527.35     (b)   901.25    (b) 1,949.07

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples.

                      FINANCIAL AND PERFORMANCE INFORMATION

PERFORMANCE INFORMATION

We periodically advertise subaccount performance relating to the various Funds. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges and the Fund expenses. It does not reflect the deduction of any applicable transaction or transfer fee or surrender charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges, account fees, surrender charges and the transaction or transfer expenses.

For periods starting prior to the date the Contract was first offered, the performance will be based on the historical performance of the corresponding Funds for the periods commencing from the date on which the particular Fund was made available through the Separate Account.

In addition, for certain Funds performance may be shown for the period commencing from the inception date of the Fund. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for funds or investment accounts related to the Funds and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

[SIDE BAR: All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. Yields and average annual total returns are determined in accordance with the computation methods required by the Securities and Exchange Commission (the "SEC") in the Form N-4 Registration Statement. These methods are described in detail in the Statement of Additional Information.]

FINANCIAL INFORMATION

Financial Statements of the Separate Account and MetLife Investors USA are contained in the Statement of Additional Information. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement.

DESCRIPTION OF METLIFE INVESTORS USA INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS

THE INSURANCE COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states except New York and in the District of Columbia. MetLife Investors USA is a wholly-owned subsidiary of MetLife Investors Group, Inc. ("MLIG"). We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE GENERAL ACCOUNT

All of the assets of MetLife Investors USA, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate amounts to the General Account when you purchase your Contract or you may transfer amounts from the Separate Account at a later date. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by MetLife Investors USA. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, MetLife Investors USA bears the full investment risk for amounts in the General Account. MetLife Investors USA has sole discretion to invest the assets of the General Account, subject to applicable law. THE GENERAL ACCOUNT PROVISIONS OF THE CONTRACT ARE NOT INTENDED TO BE OFFERED BY THIS PROSPECTUS. Please see the terms of your
Certificate for more information.

THE SEPARATE ACCOUNT

MetLife Investors USA established the Separate Account on May 29, 1980, in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that MetLife Investors USA offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

The assets of the Separate Account are held in MetLife Investors USA's name on behalf of the Separate Account and legally belong to MetLife Investors USA. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of MetLife Investors USA's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including MetLife Investors USA's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to MetLife Investors USA's other business. Under state law and the terms of the Contract, the assets of the Separate Account will not be responsible for liabilities arising out of MetLife Investors USA's other business. Furthermore, MetLife Investors USA is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. However, the amount of these payments is guaranteed only to the extent of the level amount calculated at the beginning of each annuity year.

The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Thirty- four of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.

THE FUNDS

The following Funds are available as investment options under the contract. You should read the prospectuses for these funds carefully. Copies of these prospectuses will accompany or precede the delivery of your contract. You can obtain copies of the fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, P.O. Box 46539, Denver, CO 80201-6539, (800) 238-4536. Certain Funds described in the portfolio prospectuses may not be available with your contract. Appendix B contains a summary of investment objectives and the names of the subadviser, if any, for each Fund.

THE ALGER AMERICAN FUND

The Alger American Fund is a mutual fund with multiple portfolios. Fred Alger Management, Inc. is the investment adviser to the fund. The following Class O portfolio is available under the Contract:

Small Capitalization Portfolio (1)

AMERICAN FUNDS INSURANCE SERIES(R)

American Funds Insurance Series(r) is a mutual fund with multiple series, three of which are offered under the contract. Capital Research and Management Company is the investment adviser to each series. The following Class 2 portfolios are available under the Contract:

Growth Fund
Growth-Income Fund
Global Small Capitalization Fund

FIDELITY VARIABLE INSURANCE PRODUCTS

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios, five of which are offered under the contract. Fidelity Management & Research Company (FMR) is the investment adviser to each of the portfolios. The following Initial Class portfolios are available under the Contract:

VIP Asset Manager(SM) Portfolio (1)
VIP Contrafund(R) Portfolio
VIP Growth Portfolio
VIP Money Market Portfolio
VIP Overseas Portfolio (2)

MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the
Contract:

Met/AIM Small Cap Growth Portfolio
J.P. Morgan Quality Bond Portfolio
Lord Abbett Bond Debenture Portfolio
Lord Abbett Growth and Income Portfolio
MFS(R) Research International Portfolio
PIMCO PEA Innovation Portfolio (formerly PIMCO Innovation Portfolio) PIMCO Total Return Portfolio
Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment adviser for all of the portfolios. MetLife Advisers is an affiliate of MetLife Investors USA, MetLife Advisers has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the
Contract:

Davis Venture Value Portfolio
FI Mid-Cap Opportunities Portfolio
Harris Oakmark Focused Value Portfolio
Harris Oakmark Large Cap Value Portfolio
Lehman Brothers(R) Aggregate Bond Index Portfolio
MetLife Mid-Cap Stock Index Portfolio
MetLife Stock Index Portfolio
MFS(r) Total Return Portfolio
Morgan Stanley EAFE(R) Index Portfolio
Russell 2000(R) Index Portfolio
State Street Research Aurora Portfolio
State Street Research Bond Income Portfolio
State Street Research Large Cap Growth (formerly Alger Equity Growth Portfolio) State Street Research Large Cap Value Portfolio
T. Rowe Price Small Cap Growth Portfolio

SCUDDER VARIABLE SERIES I

The Scudder Variable Series I is a mutual fund with multiple portfolios, one of which is offered under this contract. Deutsche Investment Management Americas Inc. ("DeIM") is the investment adviser for the portfolio. The following Class A portfolio is available under the Contract:

International Portfolio (1)

T. ROWE PRICE GROWTH STOCK FUND

The T. Rowe Price Growth Stock Fund is a mutual fund. T. Rowe Price Associates is the investment manager for the fund. (2)

(1) Participant approval to substitute these portfolios was not obtained.
(2) Not available for 403(b) Plans

Each Series buys and sells shares of the corresponding Fund. These Funds invest in stocks, bonds and other investments. All dividends declared by the Funds are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Contract. Instead, dividends generally increase the Accumulation or Annuity Unit Value. You pay no transaction expenses (i.e., front-end or back-end load sales charges) as a result of the Separate Account's purchase or sale of these Fund shares.

The Funds listed above are available only by purchasing annuities and life insurance policies offered by MetLife Investors USA or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by MetLife Investors USA. Fund shares will be redeemed by the Series to the extent necessary for MetLife Investors USA to make annuity or other payments under the Contracts.

Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.

An investment adviser or subadviser of a Fund or its affiliates may compensate MetLife Investors USA and/or certain affiliates for administrative or other services relating to the Funds. The amount of this compensation is based on a percentage of assets of the Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.40% of assets.

The Funds are available to other registered separate accounts offering variable annuity and variable life products in addition to MetLife Investors USA's Separate Account. In the future, a conflict may develop between one or more separate accounts invested in the same Fund. The conflict could develop due to change in the law affecting variable annuity products or from differences in voting instructions of owners of the different separate accounts. MetLife Investors USA monitors the Series for this type of conflict and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other Participants and Contract Owners.

[SIDE BAR: While the Series and their comparably named Funds may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these are not those mutual funds. The Funds most likely will not have the same performance experience as any publicly available mutual fund.]

                           SUBSTITUTION OF FUND SHARES

MetLife Investors USA may substitute shares of another fund for fund shares directly purchased and apply future Purchase Payments under the Contracts to the purchase of these substituted shares if the shares of a Fund are no longer available or further investment in such shares is determined to be inappropriate by MetLife Investors USA's management in view of the purposes of the Contracts. The substituted fund may have different fees and expenses. However, no substitution is allowed unless a majority of the persons entitled to vote (those who have invested in the Series) and the SEC approve the substitution. Furthermore, we may close Funds to allocation of purchase payments or Contract value, or both, at any time in our sole discretion.

[SIDE BAR: The Funds are more fully described in the Fund prospectuses and their Statements of Additional Information.

PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company (" Distributor"), 22 Corporate Plaza Drive, Newport Beach, California 92660, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for the Contracts. Distributor is a Delaware corporation and a subsidiary of MLIG.

MetLife Investors USA has entered into a distribution agreement with MetLife Investors Distribution Company, for the distribution of the Certificates. Distributor and we have entered into a selling agreement with another broker-dealer ("selling firm") for the sale of Certificates. We pay compensation to Distributor for sales of the Contracts and Certificates by the selling firm. Certain Funds (see "Fee Tables and Examples - Fund Expenses" and the Fund prospectuses) make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of Funds. These payments range up to 0.25% of Separate Account assets invested in the particular Fund.

We pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

The maximum commission payable for contract sales by the selling firm is 8.5% of purchase payments. Because registered representatives of the selling firm are also agents thereof, they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that the selling firm offers, such as conferences, trips, prizes, and awards. In addition, the selling firm's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts and Certificates. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Commissions and other incentives or payments described above are not charged directly to Participants or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contracts and Certificates or from our general account.

SERVICING AGENT

MetLife Group, Inc. and Metropolitan Life Insurance Company provide MetLife Investors USA with personnel and administrative services, including: officers, office space, supplies, utilities, office equipment, travel expenses and periodic reports.

CUSTODIAN

MetLife Investors USA is the custodian of the assets of the Separate Account. The assets of each Series will be physically segregated by MetLife Investors USA and held separate from the assets of the other Series and of any other firm, person or corporation. The assets of the Separate Account are further protected by fidelity bonds which cover all of MetLife Investors USA's officers and employees.

                                CONTRACT CHARGES

MetLife Investors USA deducts the charges described below, and we may also deduct a charge for taxes, if applicable. Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested. These charges may not be changed under the Contract, and MetLife Investors USA may profit from these charges in the aggregate.

PREMIUM TAXES

Some states assess premium taxes on the Purchase Payments you make. Generally, premium taxes range from 0% to 3.5%, depending on the state. The Contracts permit MetLife Investors USA to deduct any applicable premium taxes from the Participant's Account at or after the time they are incurred. MetLife Investors USA currently does not deduct for these taxes at the time you make a Purchase Payment. However, MetLife Investors USA reserves our right to deduct the total amount of premium taxes, if any, from the Participant's Account when you elect to begin receiving Annuity payments (Annuitization).

SURRENDER CHARGE

No sales charge is deducted from any Purchase Payment. However, a surrender charge (contingent deferred sales charge) may be imposed on a partial or full surrender of the Participant's Account. During the accumulation phase, you can withdraw part or all of the Participant's Account. For 403(b) Plans only, in the first surrender of each calendar year, you may surrender up to 10% of the value of your interest in the Separate Account without surrender charges, provided that the proceeds are paid solely to the Participant or the Beneficiary. If you withdraw money in excess of 10%, you might have to pay a surrender charge on the excess amount. Withdrawals from 403(b) Plans may be restricted by the Internal Revenue Code.

The following schedule shows the surrender charges that apply during the sixty months following each Purchase Payment:

                        Number of Months Since Surrender
                          Purchase Payment Date Charge
                       ----------------------        ---------
                       60 months or less                7%

                       More than 60 months              0%

The surrender charge is calculated by subtracting from the Series or General Account from which you are withdrawing a Purchase Payment an amount determined as follows:

                      The Surrender Amount
                      --------------------
        1 - the percentage surrender charge expressed as a decimal

If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.

[SIDE BAR: The surrender charge covers marketing expenses for the sale of
            Contracts, such as commissions to sales personnel and other promotion and acquisition expenses.]

MetLife Investors USA will not deduct any surrender charge once 9 years have elapsed since your Certificate Date.

            EXCEPTIONS TO SURRENDER CHARGE

In some cases, MetLife Investors USA will not charge you the surrender charge when you make a withdrawal. You do not pay the surrender charge:

            -     on transfers made within the Contract;

            - on withdrawals of Purchase Payments you made over 60 months ago;

            - If you die during the pay-in phase. Your Beneficiary(ies) will receive the full death benefit without deduction;

            - If you are a 403(b) Plan Participant and you withdraw no more than 10% of your interest in any calendar year, (subject to Internal Revenue Code restrictions);

            - If you are confined to a hospital for at least 30 consecutive days or a skilled nursing home for at least 90 consecutive days. The withdrawal must be in a lump sum and must be requested within 60 days after termination of confinement; and

            - When you are an officer, director or full time employee of MetLife Investors USA or its affiliates. In this case, the purchase of the Contract is for personal investment purposes only.

ADMINISTRATIVE FEES

An administrative fee of $21.50 plus $2.50 for each Series in which you have Accumulation Units is deducted from your Account on a yearly basis. The fee is prorated between Series in your Account based on their values on the date of the deduction.

Contract administration expenses include:

            -     the cost of policy issuance;
            -     rent;
            -     stationery and postage;
            -     telephone and travel expenses;
            -     salaries;
            -     legal, administrative, actuarial and accounting fees;
            -     periodic reports; and
            -     office equipment, and custodial expenses.

The administrative fee will be waived for any Certificate Year during which you contribute Purchase Payments of $2,000 or more or your Participant's Account is $10,000 or more at the end of the Certificate Year.

TRANSACTION CHARGES

A $10 transaction charge will be deducted from your Account for each transfer from a Series (see "Transfers") and upon annuitizaton of all or a portion of your Account (see "Annuity Benefits"). When you make a full or partial surrender, a transaction charge will be deducted from your Account in an amount equal to the lesser of:

      -     $10 or
      -     2% of the amount surrendered.

These charges are at cost. MetLife Investors USA does not anticipate profiting from them. Transaction charges for transfers from one series of the Separate Account to another series of the Separate Account are currently waived. (See, however, "Description of the Contracts - Market Timing.")

MORTALITY AND EXPENSE RISK CHARGE

MetLife Investors USA charges a fee for bearing certain mortality and expense risks under the policy. Examples of these risks include a guarantee of annuity rates, the death benefits, and assuming the risk that the expense charges and fees are less than actual administrative and operating expenses. As compensation for assuming these risks, MetLife Investors USA will make a daily deduction from the value of the Separate Account's assets equal to 1.25% per year.

If MetLife Investors USA has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts.

MetLife Investors USA may voluntarily waive a portion of the mortality and administrative expense risk charges. Any waiver of these expenses may be terminated at any time.

DISTRIBUTION EXPENSE CHARGE

MetLife Investors USA also assumes the risk that surrender charges described above will be insufficient to cover the actual costs of distribution. These costs include:

--     commissions,
--     fees,
--     registration costs,
-- direct and indirect selling expenses (including advertising, sales materials, illustrations, marketing personnel, printing, and related overhead)

As compensation for assuming this risk, MetLife Investors USA will make a deduction of .000274% on a daily basis (0.10% per year) from the value of the Separate Account assets funding the Contract (the staff of the Securities and Exchange Commission deems this charge a deferred sales charge). The distribution expense charge (sales load), together with any contingent deferred sales charge imposed as described on page ___ above, will never exceed 9% of purchase payments.

FEDERAL, STATE AND LOCAL TAXES

MetLife Investors USA may in the future deduct charges from the Participant's Account for any taxes it incurs because of the Contracts. However, no deductions are being made at the present time.

[SIDE BAR: Please note that deductions are made and expenses paid out of the underlying Funds' assets, as well. A description of these fees and expenses are described in each Fund's prospectus.

FREE LOOK PERIOD

You may cancel your interest in the Contract within a certain time period. This is known as a "free look." Your Free Look Period is the 20-day period (or longer in certain states) starting when you receive your Certificate. If you decide to cancel your interest in the Contract, MetLife Investors USA must receive your request to cancel in writing at its administrative office within the 20-day period. If the Certificate is mailed to MetLife Investors USA, it will be considered to be received on the postmark date. If the Certificate is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to MetLife Investors USA.

The returned Certificate will be treated as if MetLife Investors USA never issued it, and MetLife Investors USA will refund your Purchase Payments or, if required by state law, the greater of the Purchase Payments or the Participant's Account. Purchase Payments that you make to the Separate Account will be allocated to the Money Market Portfolio for the number of days of the Free Look Period required by the state in which you live. At the end of the Free Look Period, the account value in the Money Market Portfolio will be reallocated to the Series of the Separate Account that you selected in your Contract application.

DEFERRED COMPENSATION PLANS

For qualified Section 457 deferred compensation Plans, MetLife Investors USA may agree to reduce or waive the administrative fees, transaction charges, and the distribution expense fee. Also, deductions for sales charges may be reduced or waived if a surrender is the result of your:

--     death,
--     disability,
--     retirement,
--     termination of employment,
--     financial hardship, or
--     transfer to another investment provider.

                          DESCRIPTION OF THE CONTRACTS

GENERAL

The Contracts (known as the Flexible Bonus Annuity, Form 226R1) are group contracts designed to provide annuity benefits to employees of the following:

--     Public School Systems;
--     Churches;
--     Certain tax-exempt organizations under Section 501(c)(3) of the Code;
-- Employees covered under various types of Section 457 deferred compensation Plans; and
-- Retirement plans held by trusts which qualify under Section 401 of the Code.

The Contracts are designed to fulfill long-term financial needs. They should not be considered as short-term or temporary investments.

A group Contract is issued to an employer or organization which is the Owner. This Contract covers all present and future Participants. After completing an enrollment form and arranging for Purchase Payments to begin, you and all other Participants will receive a Certificate that gives you a summary of the Contract provisions. This Certificate also serves as evidence of your participation in the Plan. PLEASE NOTE THAT NO CERTIFICATES ARE ISSUED TO PARTICIPANTS UNDER DEFERRED COMPENSATION OR QUALIFIED CORPORATE RETIREMENT PLANS.

The group Contracts may be restricted by the Plan as to your exercise of certain rights provided in the Contracts. You should refer to the Plan for information concerning these restrictions.

ASSIGNMENT

If permitted by the Plan, you may assign your interest in the Contract by providing MetLife Investors USA with written notice. Where a Contract is issued in connection with a deferred compensation plan, all rights and powers under the Contract are vested in the Owner, not you.

PURCHASE PAYMENTS

You may make Purchase Payments yearly, semi-yearly, quarterly, monthly, or in periods agreed to by MetLife Investors USA. You may change when you make Purchase Payments if permitted by the Plan. The minimum Purchase Payment is $20, with a yearly minimum of $240 (or such lesser amount as is required by federal tax law). Purchase Payments may be allocated to the Separate Account, the General Account, or between them according to your decision). You will periodically receive a confirmation of Purchase Payments which have been received.

TRANSFERS

        ACCUMULATION UNITS

Except as otherwise limited under market timing restrictions, you may transfer Accumulation Units among the Funds or to the General Account at any time. You may not make a transfer from the General Account to Accumulation Units of more than 20% of your interest in the General Account in any one year.

Your transfer instructions must be in writing or, if permitted by MetLife Investors USA, by telephone, Internet or other means approved by MetLife Investors USA. If MetLife Investors USA permits Accumulation Units to be transferred by telephone, you will be required to complete an authorization on the contract application or on another form that MetLife Investors USA will require. MetLife Investors USA will employ reasonable procedures to confirm that telephone or Internet instructions are genuine. This will include a requirement that you provide one or more forms of personal identification when requesting a transfer. MetLife Investors USA will not be liable for following instructions it reasonably believes to be genuine.

Because telephone or Internet transactions will be available to anyone who provides certain information about you or your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you.

Telephone or computer systems may not always be available. Any telephone or computer system, whether it is your, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing to MetLife Investors USA Insurance Company, P.O. Box 46539, Denver, CO 80201-6539.

Your Accumulation Units will be transferred on the first valuation after receipt of written, telephone or Internet instructions. Accumulation Unit values are determined at the close of trading on the New York Stock Exchange, which is currently 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that date. If your instructions are received after the close of trading on a valuation day, your transfer instructions will be carried out at the value next calculated.

        ANNUITY UNITS

You may transfer Annuity Units among the Series at any time. You may not transfer Annuity Units to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for a variable payout. Transfers of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

        MINIMUM TRANSFER

A minimum of $500 must be transferred from any Series or from the General Account. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

MARKET TIMING

We have policies and procedures that attempt to detect transfer activity that may adversely affect other Participants or Funds in situations where there is potential for pricing inefficiencies or that involve relatively large single or grouped transactions by one or more Participants (i.e., market timing). We employ various means to try to detect such transfer activity. We may revise these policies and procedures in our sole discretion at any time without prior notice.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Participants to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the Contract. We apply our policies and procedures without exception, waiver, or special arrangement, although we may vary our policies and procedures among our variable contracts and Series and may be more restrictive with regard to certain contracts or Series than others. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Participants or Fund shareholders. In addition, we cannot guarantee that the Funds will not be harmed by transfer activity related to other insurance companies and/or retirement plans that may invest in the Funds.

Our policies and procedures may result in restrictions being applied to Participant(s). These restrictions may include:

         - requiring you to send us by U.S. mail a signed, written request to make transfers;
         -        charging a transfer or collecting a Fund redemption fee;
         -        denying a transfer request from an authorized third party
                  acting on behalf of multiple Participants; and
         -        imposing other limitations and modifications where we
                  determine that exercise of the transfer privilege may create a disadvantage to other Participants or the Funds.

If restrictions are imposed on a Participant, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities. You should read the Fund prospectuses for more details.

LOANS - 403(b) PLANS ONLY

If you are in a 403(b) Plan, you may obtain a loan under the Contract from the part your Account allocated to the General Account. Accumulation Units in the Separate Account are taken into account in determining the maximum amount of the loan. You would then be permitted to transfer Accumulation Units from the Separate Account to the General Account before the loan is made. Your Account serves as the only security for the loan. MetLife Investors USA may terminate a loan at its discretion in the event of a request for surrender.

The Internal Revenue Code imposes limits on the amounts, duration, and repayment schedule for all 403(b) plan loans. If the Plan is subject to the requirements of Title 1 of the Employee Retirement Income Security Act of 1974, eligibility for, and the terms and conditions of the loan may be further limited by the terms of the Plan and will be determined by the plan administrator or other designated Plan official.

Loan proceeds may cause you to incur tax liability (see "Federal Tax Considerations").

MetLife Investors USA may modify or terminate the granting of loans at any time, provided that any modification or termination will not affect outstanding loans.

Fees may be charged for loan set-up and administration. Currently, the loan set-up fee is $50. This amount is deducted from the proceeds. At this time, there is no fee for administration.

MODIFICATION OF THE CONTRACTS

MetLife Investors USA must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.

MetLife Investors USA is legally bound under the Contract to maintain these Annuity purchase rates. MetLife Investors USA must also abide by the Contract's provisions concerning:

      -     death benefits
      -     deductions from Purchase Payments
      -     deductions from Participant's Accounts for transaction charges
      - deductions from the Separate Account for actuarial risk and administrative expense risk fees
      -     guaranteed rates with respect to fixed benefits

MetLife Investors USA may change such provisions without your consent to the extent permitted by the Contract, but only:

            - with respect to any Purchase Payments received as a tax free transfer under the Code after the effective date of the change;

            - with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Certificate Year exceed the first year's Purchase Payments; or

            - to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

If you have any questions about any of the provisions of your Contract, you may write or call:

                        MetLife Investors USA Insurance Company
                        P.O. Box 46539
                        Denver, CO 80201-6539
                        Phone: (800) 283-4536

                               ACCUMULATION PERIOD

CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT

MetLife Investors USA will credit Accumulation Units to a Series upon receipt of your Purchase Payment or transfer. MetLife Investors USA determines the number of Accumulation Units to be credited to a Series by dividing the net amount allocated to a Series out of your Purchase Payment by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.

SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT VALUES

The current value of Accumulation Units of a particular Series depends upon the investment experience of the Fund in which the Series invests its assets. The value of Accumulation Units is determined each business day at the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time ). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding valuation date by the net investment factor for the period since that day. You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.

[Side Bar:  The NET INVESTMENT FACTOR is an index of the percentage change
            (adjusted for distributions by the Fund and the deduction of the administration fee, mortality and expense risk fee) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than 1 depending upon the Fund's investment performance.

SURRENDER FROM THE SEPARATE ACCOUNT

You may surrender all or a portion of the cash value of your Participant's Account at any time prior to the Annuity Date. A surrender may result in adverse federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal. These consequences are discussed in more detail under "Federal Tax Considerations." You should consult your tax adviser before making a withdrawal.

The cash value of your interest in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges. MetLife Investors USA will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value.

If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if a withdrawal would cause your interest in any Series or the General Account to have an after surrender value of less than $200.

However, if you are withdrawing the entire amount allocated to a Series these restrictions do not apply.

PAYMENT OF SURRENDER AMOUNT

Payment of any amount surrendered from a Series will be made to you within seven days of the date that MetLife Investors USA receives your written request.

MetLife Investors USA may suspend surrenders when:

            - The SEC restricts trading on the New York Stock Exchange or the Exchange is closed for other than weekends or holidays.

            -     The SEC permits the suspension of withdrawals.

            - The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

ACCOUNT STATEMENTS

You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

            -     all transactions for the period being reported

            - the number of Accumulation Units that are credited to your Contract in each Series

            -     the current Accumulation Unit value for each Series

            - your Participant's Account as of the end of the reporting period

MetLife Investors USA is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise MetLife Investors USA of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.

                                ANNUITY BENEFITS

VARIABLE ANNUITY PAYMENTS

Your interest in the Series is applied to provide you with a Variable Annuity. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series, but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.

ASSUMED INVESTMENT RETURN

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

You choose the Annuity Date and the form of Annuity payment.

ELECTION OF ANNUITY DATE

If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the later of:

            -     the month in which you attain age 75, or

            - the date you are required to take a distribution under the terms of the Plan to which the Contract was issued.

You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date.

Please note that the Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.

FORM of ANNUITY

[SIDE BAR: There are two people who are involved in payments under your Annuity:

            -     you
            -     the Beneficiary

Currently, MetLife Investors USA provides you with five forms of Annuity payments. Each Annuity payment option, except Option 5, is available on both a Fixed and Variable Annuity basis. Option 5 is available on a Fixed basis only.

OPTION 1 - LIFE  ANNUITY

You receive Annuity payments monthly during your lifetime. These payments stop with the last payment due before your death. Because MetLife Investors USA does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments, involving a life contingency.

OPTION 2 - LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN

You receive a guaranteed minimum number of monthly Annuity payments during your lifetime. In addition, MetLife Investors USA guarantees that your Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.

OPTION 3 - INSTALLMENT REFUND LIFE ANNUITY

An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Participant's Account allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.

OPTION 4 - JOINT AND LAST SURVIVOR LIFE ANNUITY

You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and payments are made during the lifetime of the survivor of the two of you. MetLife Investors USA stops making payments with the last payment before the death of the last surviving payee. MetLife Investors USA does not guarantee a minimum number of payments under this arrangement. For example, you or the other payee might receive only one Annuity payment if both of you die before the second Annuity payment. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and MetLife Investors USA does not pay death proceeds because of the death of the other payee.

OPTION 5 - PAYMENTS FOR A DESIGNATED PERIOD (FIXED ANNUITY ONLY)

MetLife Investors USA makes Annuity payments monthly to you or to the Beneficiary at your death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by MetLife Investors USA that will not be less than an assumed rate of return of 3.50% per year. You may not commute Fixed Annuity payments to a lump sum under this option.

If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied to your Contract. You may make changes in the optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year's Annuity payment described in Options 1 - 4 are calculated on the basis of:

            -     the mortality table specified in the Contract
            -     the age and where permitted the sex of the Annuitant
            -     the type of Annuity payment option selected, and
            -     the assumed investment return selected.

The fixed Annuity payments described in Option 5 are calculated on the basis of:

            -     the number of years in the payment period, and
            -     the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of MetLife Investors USA.

FREQUENCY OF PAYMENT

Your payments under all options will be made on a monthly basis unless you and MetLife Investors USA have agreed to a different arrangement.

Payments from each Series must be at least $50 each. If a payment from a Series will be less than $50, MetLife Investors USA has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.

LEVEL PAYMENTS VARYING ANNUALLY

Your variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, MetLife Investors USA will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

After calculating the amount due to you, MetLife Investors USA transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, MetLife Investors USA will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, MetLife Investors USA will experience a loss.

You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.

ANNUITY UNIT VALUES

This is how MetLife Investors USA calculates the Annuity Unit Value for each
Series:

            - First, MetLife Investors USA determines the change in investment experience (including any investment-related charge) for the underlying Fund from the previous trading day to the current trading day.

            - Next, it subtracts the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated.

            - Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return.

            - Finally, the previous Annuity Unit Value is multiplied by this result.

                                 DEATH BENEFITS

DEATH BEFORE THE ANNUITY DATE

If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit that is equal to the Participant's Account.

If you are younger than age 65 at the time of your death, your Beneficiary(ies) will be entitled to receive a lump sum settlement equal to the greater of:

            - your Purchase Payments less partial withdrawals or amounts already applied to Annuity payments; or

            -     your Participant's Account.

Your Beneficiary(ies) receive the death benefit as either:

            1) A lump sum that must be made within five (5) years of your death; or

            2) Annuity income under Annuity Income Options One, Two or Five described in Article 7 of the Contract.

If your Beneficiary(ies) chooses one of the Annuity income options:

                  - Payments must begin within one year of your death (However, your spouse may delay commencement of payments to the date that you would have reached 70 1/2.)

                  - The guaranteed period under Option Two or the designated period under Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service.

                  - The Participant's Account on the date of the first Annuity payment will be used to determine the amount of the death benefit.

If your spouse is your sole Beneficiary, he or she may choose to succeed to your rights as Participant rather than to take the death benefit.

If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise.

If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.

You will also be considered to have outlived your Beneficiary(ies) in the following situations:

            -     Your Beneficiary(ies) and you die at the same time.

            - Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by MetLife Investors USA before the date due.

Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that MetLife Investors USA agrees to accept as proof of death.

DEATH AFTER THE ANNUITY DATE

If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

            -     have all the remaining rights and powers under a Contract, and

            -     be subject to all the terms and conditions of the Contract.

If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant's estate unless other provisions have been made and approved by MetLife Investors USA. This value is calculated on the next day of payment following receipt of due proof of death.

Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.

                           FEDERAL TAX CONSIDERATIONS

Federal Tax Considerations

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. Additional tax information is included in the SAI. (Neither this Prospectus nor the SAI addresses state, local or foreign tax matters.)

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (the "Code") governs how this money is ultimately taxed. There are different rules for Qualified and Non-qualified Contracts and depending on how the money is distributed, as briefly described below.

You generally will not be taxed on increases in the value of your Contract until a distribution occurs - either as a withdrawal or as an Annuity payment. This concept is known as tax deferral. In addition, MetLife Investors USA will not be taxed on the investment income and capital gains of the Separate Account.

In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

[SIDE BAR: A QUALIFIED CONTRACT is a Contract that is purchased for certain types of tax-advantaged retirement plans (previously defined as "qualified plans").

      For purposes of this Prospectus, qualified plans include:

         - SECTION 401 PLANS and 403(a)(pension and profit-sharing plans, including plans for the self-employed)

         - SECTION 403(b) PLANS (tax-deferred annuities)

         - SECTION 457(b) PLANS (eligible deferred compensation plans of State and local governmental employees or other tax exempt employees)( "eligible
Section 457 plan")

         - TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES ("IRAs")

         - ROTH IRAs

A NON-QUALIFIED CONTRACT is a Contract that is purchased on an individual basis with after-tax dollars and not under one of the programs listed above in the description of a Qualified Contract.]

[SIDE BAR: Please note that the terms of your particular plan, IRA or Roth
           IRA may limit your rights otherwise available under the Contract.]

QUALIFIED CONTRACTS

[SIDE BAR: THE DOLLARS IN A QUALIFIED PLAN ARE TAX DEFERRED. CONTRACTS PURCHASED FOR USE WITH A QUALIFIED PLAN PROVIDE NO ADDITIONAL TAX DEFERRAL, AND THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR PURCHASING THE CONTRACT.]

The full amount of all distributions received from a Section 401, Section 403(a), 403(b), eligible Section 457 plan or IRA (except for a return of non-deductible employee or IRA contributions) are generally included in your gross income and are taxed at ordinary income rates unless the distribution is transferred in an eligible rollover. In certain cases, distributions received from a Roth IRA are also included in gross income.

Generally, distributions are included in your income in the year in which they are paid. However, in the case of an eligible Section 457 plan of a tax exempt employer (other than a state or local government), a distribution is includible in the year it is paid or when it is made available, depending upon whether certain Code requirements are met. In very limited situations, a lump sum distribution from a Section 401 plan may qualify for special tax treatment, including special forward income averaging, special long term capital gain treatment or deferral with respect to net unrealized appreciation.

If your tax deferred annuity contract permits loans, the amount of such loans, the repayment terms and the treatment of defaults are subject to limitations and rules under section 72(p) of the Code and the regulations thereunder. The terms of your loan will be governed by you loan agreement and the requirements of the tax law (and ERISA, where applicable). Failure to satisfy these requirements will result in adverse tax consequences. Consult your tax advisor prior to applying for a loan.

     MANDATORY MINIMUM DISTRIBUTIONS

If you are a participant in a Section 401, Section 403(a), 403(b), eligible
Section 457 plan or an IRA, you generally must begin receiving withdrawals from your Contract Value or Annuity payments for life or a period not exceeding the life expectancy of you or you and a beneficiary by April 1 of the calendar year following the year you turn 70-1/2 (or, except in the case of IRAs or where you are a 5% or more owner in your employer, the year you retire, if later).

In addition, distributions under Section 401, 403(b) and eligible Section 457 plans and IRAs must satisfy the minimum incidental death benefit requirements of the Code, which impose additional minimum distribution requirements during life. However, if the distributions described in the preceding paragraph are made to you over your life expectancy or the joint life expectancy of you and your spouse, the minimum incidental death benefit requirements are treated as satisfied.

If you are the owner of a Roth IRA, distributions are not required during your lifetime.

     EARLY SURRENDER PENALTY

If you receive a taxable distribution from a Section 401 plan, Section 403(a),
Section 403(b) plan or IRA under your Contract before you reach age 59-1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income tax. Additionally, distributions from an eligible Section 457(b) plan of a state or local government are subject to the 10% penalty to the extent attributable to rollover contributions from Section 401, 403(a), 403(b), or an IRA plan.

As indicated in the chart below, some distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received.

                                  Type of Plan
     --------------------------------------------------------------------------
                                                  401            403(b)     IRA
     --------------------------------------------------------------------------
     After you die                                  x              x         x
     (paid to your Beneficiary(ies)
     --------------------------------------------------------------------------
     After you become totally disabled (as          x              x         x
     defined in the Code)
     --------------------------------------------------------------------------
     If you separate from service after you         x              x
     reach age 55
     --------------------------------------------------------------------------

     In a series of substantially equal             x(1)          x(1)       x
     payments made annually (or more frequently
     over your life or life expectancy or over
     the joint lives (or joint and last survivor
     life expectancy) of you and your
     designated beneficiary (SEPP exception).
     --------------------------------------------------------------------------

     --------------------------------------------------------------------------
     Pursuant to a domestic relations order         x              x
     --------------------------------------------------------------------------
     (1)      After separation from service.

(Other exceptions to the penalty may be available, and if you are not yet age 59 1/2, you should consult your tax advisor to determine whether you have met all of the requirements for any particular exception.)

The penalty also will be imposed (retroactively with interest) if you elect to receive payments under the SEPP exception prior to age 59 1/2 and then change the method of distribution (except on account of death or disability) before you reach the age of 59 1/2. You will be assessed the penalty even after age 59 1/2 if payments have not continued for at least five years.

Distributions before age 59 1/2 generally are not permitted under eligible
Section 457 plans. You may not receive distributions until you reach the age 70 1/2 unless you separate from service or are faced with an unforeseeable emergency.

Distributions from eligible Section 457 plans of tax exempt employers are not subject to the penalty tax for early withdrawals.

     ROLLOVERS OF PLAN CONVERSIONS

You may rollover distributions (other than certain distributions, such as required distributions) from one qualified plan or arrangement(except for eligible Section 457(b) plans of tax exempt employers or IRAs other than traditional IRAs) to another eligible retirement plan (as defined under the
Code) without incurring any federal income tax under some circumstances. These circumstances are as follows:

          Distribution from:                          May be Rolled into:
          ------------------                          -------------------
---------------------------------------------------- --------------------------------------------------
Section 401 plan, Section 403(a) plan, Section       Section 401 plan, Section 403(a) plan,
403(b) plan , eligible section 457(b) plan of a      Section 403(b) plan , eligible section 457(b)
governmental employer                                plan of a governmental employer or Traditional
                                                     IRA
---------------------------------------------------- --------------------------------------------------

     DEDUCTIONS FOR PLAN CONTRIBUTIONS

You may deduct your contributions to Section 401 plans and Section 403(b) plans in the year when made up to the limits specified in the Code. These plans may also permit non-deductible employee contributions. Any non-deductible employee contribution that you make will be received tax free as a portion of each Annuity payment.

WITHHOLDING

     MANDATORY 20% WITHHOLDING FOR "ELIGIBLE ROLLOVER DISTRIBUTIONS"

If you are participating in a Section 401 plan, Section 403(a) plan, or a
Section 403(b) plan, or eligible Section 457(b) plan of a governmental employer, MetLife Investors USA is required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income tax purposes.

Generally, an "eligible rollover distribution" is any taxable amount that you receive from a Qualified Contract, except for distributions that are:

     o paid over your life or the joint life expectancy of you and your Beneficiary(ies);

     o    paid over a period of 10 years or more;

     o    necessary to satisfy the minimum distribution requirements; or

     o    hardship distributions

Non-taxable amounts may also be rolled over to a traditional IRA or to a defined contribution plan under Section 401(a) to the extent permitted under the code.

The requirements discussed below under "Other Tax Withholding" will apply to any distribution that is not an eligible rollover distribution.

You may not elect out of the 20% withholding requirement. However, MetLife Investors USA is not required to withhold the money if an eligible rollover distribution is directly transferred or directly rolled over into an IRA or other eligible retirement plan, or is directly transferred in a trustee-to-trustee transfer to either arrangement.

       OTHER TAX WITHHOLDING

Different withholding rules apply to taxable withdrawals such as Annuity payments and partial withdrawals that are not eligible rollover distributions.

The withholding rules are determined at the time of payment. You may elect out of these withholding requirements at any time. You also may revoke a non-withholding election made with respect to Annuity payments at any time and tax withholding will begin again at that time. MetLife Investors USA will notify you at least annually of your right to revoke or reinstate tax withholding.

       TAXPAYER IDENTIFICATION NUMBER ("TIN")

You are required by law to provide MetLife Investors USA (as payor) with your correct TIN. If you are an individual, the TIN is your social security number.

       FOREIGN TAX CREDITS.

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Funds to foreign jurisdictions.

                                  VOTING RIGHTS

As the owner of the Separate Account, MetLife Investors USA is the legal owner of the shares of the funding options. Based upon MetLife Investors USA's current view of applicable law, you have voting interests under the Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Participant's Accounts.

MetLife Investors USA will vote all shares of the underlying Funds as directed by you and others who have voting interests in the Funds. MetLife Investors USA will send you, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When MetLife Investors USA receives these instructions, it will vote all of the shares in proportion to the instructions. If MetLife Investors USA does not receive your voting instructions, it will vote your interest in the same proportion as represented by the votes it receives from the other Owners and Participants. If MetLife Investors USA determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

MetLife Investors USA is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless MetLife Investors USA has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which MetLife Investors USA may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which you are entitled to vote is calculated by dividing the portion of your Participant's Account allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

                                LEGAL PROCEEDINGS

There are no present or pending material legal proceedings affecting the Separate Account. MetLife Investors USA, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets.

                             ADDITIONAL INFORMATION

You may contact MetLife Investors USA at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated May 1, 2004, which provides more detailed information about the contracts, may also be obtained. The table of contents for the Statement of Additional Information is provided below.

A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, MetLife Investors USA and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

TABLE OF CONTENTS

The Insurance Company

Surrender Charges

Net Investment Factor

Annuity Payments

Underwriters, Distribution of the Contracts

Calculation of Performance

Voting Rights

Safekeeping of Securities

Servicing Agent

Experts

Legal Matters

Regulation of MetLife Investors USA

Financial Statements

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus through the Separate Account.

                                                                             AUV at      AUV at    Accum Units
                                                                            Beginning      End         End
                                                                            of Period   of Period   of Period
                                                                            ---------   ---------   ---------
MIST - JPM Quality Bond - Class A
                                               7/31/1991 to   7/31/1992       5.00        5.34         4,339
                                               7/31/1992 to   7/31/1993       5.34        7.66        16,762
                                               7/31/1993 to  12/31/1993       7.66        7.78        25,753
                                                1/1/1994 to  12/31/1994       7.78        7.42        42,544
                                                1/1/1995 to  12/31/1995       7.42        8.55        64,174
                                                1/1/1996 to  12/31/1996       8.55        8.68       139,116
                                                1/1/1997 to  12/31/1997       8.68        9.35       215,747
                                                1/1/1998 to  12/31/1998       9.35        9.92       516,448
                                                1/1/1999 to  12/31/1999       9.92        9.54       657,761
                                                1/1/2000 to  12/31/2000       9.54       10.28       671,742
                                                1/1/2001 to  12/31/2001      10.28       10.88       994,785
                                                1/1/2002 to  12/31/2002      10.88       11.70     1,542,200
                                                1/1/2003 to  12/31/2003      11.70       12.00     1,502,954
MIST - LA Growth & Income - Class A
                                               7/31/1991 to   7/31/1992       5.00        5.63        43,927
                                               7/31/1992 to   7/31/1993       5.63        8.27       133,858
                                               7/31/1993 to  12/31/1993       8.27        8.70       183,606
                                                1/1/1994 to  12/31/1994       8.70        8.85       328,797
                                                1/1/1995 to  12/31/1995       8.85       11.46       567,282
                                                1/1/1996 to  12/31/1996      11.46       13.77     1,274,231
                                                1/1/1997 to  12/31/1997      13.77       17.29     2,893,417
                                                1/1/1998 to  12/31/1998      17.29       18.79     4,623,935
                                                1/1/1999 to  12/31/1999      18.79       20.18     5,808,561
                                                1/1/2000 to  12/31/2000      20.18       21.91     6,361,071
                                                1/1/2001 to  12/31/2001      21.91       21.61     7,113,661
                                                1/1/2002 to  12/31/2002      12.61       17.50     7,530,918
                                                1/1/2003 to  12/31/2003      17.50       22.62     7,425,960
MIST - Met/AIM Small Cap Growth - Class A
                                                5/1/2003 to  12/31/2003       8.74       11.67        30,334
MIST - Lord Abbett Bond Debenture - Class A
                                                5/1/2003 to  12/31/2003      14.82       16.27        36,530
MIST - PIMCO Innovation - Class A
                                                5/1/2003 to  12/31/2003       3.33        4.65       138,733
MIST - PIMCO Total Return - Class A
                                                5/1/2003 to  12/31/2003      11.69       11.79             -
MIST - Third Avenue Small Cap Value - Class A
                                                5/1/2003 to  12/31/2003       8.48       11.52        49,249
Fidelity VIP II Asset Manager
                                               5/13/1992 to   7/31/1993       5.00        5.15        38,782
                                               7/31/1993 to  12/31/1993       5.15        5.62       258,061
                                                1/1/1994 to  12/31/1994       5.62        5.21     2,516,326
                                                1/1/1995 to  12/31/1995       5.21        6.02     4,182,918
                                                1/1/1996 to  12/31/1996       6.02        6.81     5,464,114
                                                1/1/1997 to  12/31/1997       6.81        8.12     6,838,501
                                                1/1/1998 to  12/31/1998       8.12        9.21     8,505,603
                                                1/1/1999 to  12/31/1999       9.21       10.10     9,842,875
                                                1/1/2000 to  12/31/2000      10.10        9.58    10,471,037
                                                1/1/2001 to  12/31/2001       9.58        9.06    11,212,634
                                                1/1/2002 to  12/31/2002       9.06        8.16    11,340,299
                                                1/1/2003 to  12/31/2003       8.16        9.50    10,931,444
Fidelity VIP Growth (MET)
                                               5/24/1992 to   7/31/1993       5.00        5.06         5,573
                                               7/31/1993 to  12/31/1993       5.06        5.40       110,644
                                                1/1/1994 to  12/31/1994       5.40        5.33     1,202,458
                                                1/1/1995 to  12/31/1995       5.33        7.13     2,758,913
                                                1/1/1996 to  12/31/1996       7.13        8.08     5,003,453
                                                1/1/1997 to  12/31/1997       8.08        9.85     6,614,665
                                                1/1/1998 to  12/31/1998       9.85       13.55     8,140,376
                                                1/1/1999 to  12/31/1999      13.55       18.39    10,212,262
                                                1/1/2000 to  12/31/2000      18.39       16.15    12,289,987
                                                1/1/2001 to  12/31/2001      16.15       13.12    13,869,929
                                                1/1/2002 to  12/31/2002      13.12        9.04    14,654,896
                                                1/1/2003 to  12/31/2003       9.04       11.85    14,704,494




Fidelity VIP II Index 500
                                               6/30/1992 to   7/31/1993       5.00        4.97           593
                                               7/31/1993 to  12/31/1993       4.97        5.20        13,988
                                                1/1/1994 to  12/31/1994       5.20        5.19        82,152
                                                1/1/1995 to  12/31/1995       5.19        7.04       416,557
                                                1/1/1996 to  12/31/1996       7.04        8.54     1,543,796
                                                1/1/1997 to  12/31/1997       8.54       11.19     3,577,094
                                                1/1/1998 to  12/31/1998      11.19       14.17     6,150,094
                                                1/1/1999 to  12/31/1999      14.17       16.85     8,754,667
                                                1/1/2000 to  12/31/2000      16.85       15.07    10,754,745
                                                1/1/2001 to  12/31/2001      15.07       13.07    12,576,542
                                                1/1/2002 to  12/31/2002      13.07       10.03    13,723,297
                                                1/1/2003 to  12/31/2003      10.03       12.70    12,705,145
Fidelity VIP Overseas
                                              11/17/1994 to  12/31/1994       5.33        5.67           114
                                                1/1/1995 to  12/31/1995       5.67        6.14         1,721
                                                1/1/1996 to  12/31/1996       6.14        6.86        15,303
                                                1/1/1997 to  12/31/1997       6.86        7.56        35,006
                                                1/1/1998 to  12/31/1998       7.56        8.41        48,352
                                                1/1/1999 to  12/31/1999       8.41       11.83        61,753
                                                1/1/2000 to  12/31/2000      11.83        9.45        76,224
                                                1/1/2001 to  12/31/2001       9.45        7.35        87,408
                                                1/1/2002 to  12/31/2002       7.35        5.78       100,377
                                                1/1/2003 to  12/31/2003       5.78        8.18       116,589
Fidelity VIP Money Market
                                              11/12/1993 to  12/31/1993       5.00        5.01         2,080
                                                1/1/1994 to  12/31/1994       5.01        5.16        67,692
                                                1/1/1995 to  12/31/1995       5.16        5.40       239,983
                                                1/1/1996 to  12/31/1996       5.40        5.62       411,615
                                                1/1/1997 to  12/31/1997       5.62        5.85       652,200
                                                1/1/1998 to  12/31/1998       5.85        6.08     1,150,279
                                                1/1/1999 to  12/31/1999       6.08        6.31     2,221,857
                                                1/1/2000 to  12/31/2000       6.31        6.62     2,125,892
                                                1/1/2001 to  12/31/2001       6.62        6.81     2,605,363
                                                1/1/2002 to  12/31/2002       6.81        6.83     2,564,150
                                                1/1/2003 to  12/31/2003       6.83        6.80     2,631,705
Fidelity VIP II Contrafund
                                               5/16/1995 to  12/31/1995       5.00        6.29       691,653
                                                1/1/1996 to  12/31/1996       6.29        7.54     3,026,615
                                                1/1/1997 to  12/31/1997       7.54        9.24     5,895,334
                                                1/1/1998 to  12/31/1998       9.24       11.85     8,532,096
                                                1/1/1999 to  12/31/1999      11.85       14.53    11,065,052
                                                1/1/2000 to  12/31/2000      14.53       13.39    12,973,409
                                                1/1/2001 to  12/31/2001      13.39       11.59    15,567,610
                                                1/1/2002 to  12/31/2002      11.59       10.36    16,462,689
                                                1/1/2003 to  12/31/2003      10.36       13.14    16,460,782
Scudder SVS I International Class A
                                               5/22/1995 to  12/31/1995       5.00        5.84       757,010
                                                1/1/1996 to  12/31/1996       5.84        6.62       284,277
                                                1/1/1997 to  12/31/1997       6.62        7.13       653,022
                                                1/1/1998 to  12/31/1998       7.13        8.33       914,883
                                                1/1/1999 to  12/31/1999       8.33       12.71     1,276,154
                                                1/1/2000 to  12/31/2000      12.71        9.81     1,857,179
                                                1/1/2001 to  12/31/2001       9.81        6.68     2,466,404
                                                1/1/2002 to  12/31/2002       6.68        5.39     2,896,996
                                                1/1/2003 to  12/31/2003       5.39        6.79     3,068,497
Alger American Small Capitalization Fund Class O
                                               5/22/1995 to  12/31/1995       5.00        6.54       458,300
                                                1/1/1996 to  12/31/1996       6.54        6.73     1,973,165
                                                1/1/1997 to  12/31/1997       6.73        7.40     3,353,442
                                                1/1/1998 to  12/31/1998       7.40        8.44     4,365,889
                                                1/1/1999 to  12/31/1999       8.44       11.95     4,972,727
                                                1/1/2000 to  12/31/2000      11.95        8.58     6,111,440
                                                1/1/2001 to  12/31/2001       8.58        5.96     7,337,073
                                                1/1/2002 to  12/31/2002       5.96        4.34     8,087,639
                                                1/1/2003 to  12/31/2003       4.34        6.10     8,038,173
American Funds Global Small Capitalization Class 2
                                                5/1/2003 to  12/31/2003      11.21       16.42        76,632
American Funds Growth & Income Fund Class 2
                                                5/1/2003 to  12/31/2003      72.37       90.71        52,546
American Funds Growth Fund Class 2
                                                5/1/2003 to  12/31/2003      93.36      116.56        58,944
MSF - Alger Equity Growth - Class A
                                                5/1/2003 to  12/31/2003      19.63       24.33         8,178
MSF - Davis Venture Value - Class A
                                                5/1/2003 to  12/31/2003      22.65       28.56        26,885




MSF - FI Mid Cap Opportunities - Class A
                                                5/1/2003 to  12/31/2003       8.55       11.41        68,455
MSF - Harris Oakmark Focused Value - Class A
                                                5/1/2003 to  12/31/2003      24.57       31.46       114,793
MSF - Harris Oakmark Large Cap Value - Class A
                                                5/1/2003 to  12/31/2003      10.08       12.12       143,540
MSF - Lehman Brothers Aggregate Bond Index Class A
                                                5/1/2003 to  12/31/2003      12.69       12.76        54,840
MSF - MetLife Mid Cap Stock Index - Class A
                                                5/1/2003 to  12/31/2003       8.83       11.57       121,376
MSF - MetLife Stock Index - Class A
                                                5/1/2003 to  12/31/2003      29.40       35.70       936,369
MSF - MFS Total Return - Class A
                                                5/1/2003 to  12/31/2003      34.33       38.75        19,447
MSF - Morgan Stanley EAFE Index - Class A
                                                5/1/2003 to  12/31/2003       7.18        9.67       109,137
MSF - Russell 2000 Index - Class A
                                                5/1/2003 to  12/31/2003       9.81       13.61       112,861
MSF - State Street Research Aurora - Class A
                                                5/1/2003 to  12/31/2003      10.93       16.11       169,976
MSF - State Street Research Bond Income - Class A
                                                5/1/2003 to  12/31/2003      45.60       46.37        14,126
MSF - State Street Research Large Cap Value - Class A
                                                5/1/2003 to  12/31/2003       8.26       10.62        19,847


                                   APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each Fund available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

ALGER AMERICAN FUND (Class O)

The Alger American Fund is a mutual fund with multiple portfolios. Fred Alger Management, Inc. is the investment adviser to the fund. The following Class O portfolio is available under the Contract:

Small Capitalization Portfolio

Investment Objective: Seeks long term growth of capital.

AMERICAN FUNDS INSURANCE SERIES (Class 2)

American Funds Insurance Series(r) is a mutual fund with multiple series, three of which are offered under the contract. Capital Research and Management Company is the investment adviser to each series. The following Class 2 portfolios are available under the Contract:

Growth Fund

Investment Objective: Seeks capital appreciation through stocks.

Growth-Income Fund

Investment Objective: Seeks both capital appreciation and income.

Global Small Capitalization Fund

Investment Objective: Seeks capital appreciation through stocks.

FIDELITY VARIABLE INSURANCE PRODUCTS (Initial Class)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios, five of which are offered under the contract. Fidelity Management & Research Company (FMR) is the investment adviser to each of the portfolios. The following Initial Class portfolios are available under the Contract:

VIP Asset Manager(SM) Portfolio

Investment Objective: Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

VIP Contrafund(R) Portfolio

Investment Objective: Seeks long-term capital appreciation.

VIP Growth Portfolio

Investment Objective: Seeks capital appreciation.

VIP Money Market Portfolio

Investment Objective: Seeks a high level of current income as is consistent with preservation of capital and liquidity.

VIP Overseas Portfolio

Investment Objective: Seeks long-term growth of capital.

MET INVESTORS SERIES TRUST (Class A)
Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the
Contract:

Met/AIM Small Cap Growth Portfolio

Subadviser: A I M Capital Management, Inc.

Investment Objective: Seeks long-term growth of capital.

J.P. Morgan Quality Bond Portfolio

Subadviser: J.P. Morgan Investment Management, LLC

Investment Objective: Seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity.

Lord Abbett Bond Debenture Portfolio

Subadviser: Lord, Abbett & Co. LLC

Investment Objective: Seeks high current income and the opportunity for capital appreciation to produce a high total return.

Lord Abbett Growth and Income Portfolio

Subadviser: Lord, Abbett & Co. LLC

Investment Objective: Seeks long-term growth of capital and income without excessive fluctuations in market value.

MFS(R) Research International Portfolio

Subadviser: Massachusetts Financial Services Company

Investment Objective: Seeks capital appreciation.

PIMCO PEA Innovation Portfolio

Subadviser:  PEA Capital LLC

Investment Objective: Seeks capital appreciation; no consideration is given to income.

PIMCO Total Return Portfolio

Subadviser: PIMCO

Investment Objective: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

Third Avenue Small Cap Value Portfolio

Subadviser: Third Avenue Management LLC

Investment Objective: Seeks long-term capital appreciation.

METROPOLITAN SERIES FUND, INC. (Class A)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment adviser for all of the portfolios. MetLife Advisers is an affiliate of MetLife Investors USA, MetLife Advisers has engaged subadvisers to provide investment advice for the individual portfolios. The following
Class A portfolios are available under the Contract:

Davis Venture Value Portfolio

Subadviser: Davis Advisers

Investment Objective: Seeks growth of capital.

FI Mid Cap Opportunities Portfolio

Subadviser: Fidelity Management & Research Company

Investment Objective: Seeks long-term growth of capital.

Harris Oakmark Focused Value Portfolio

Subadviser: Harris Associates L.P.

Investment Objective: Seeks long-term capital appreciation.

Harris Oakmark Large Cap Value Portfolio

Subadviser: Harris Associates L.P.

Investment Objective: Seeks long-term capital appreciation.

Lehman Brothers(R) Aggregate Bond Index Portfolio

Subadviser: Metropolitan Life Insurance Company

Investment Objective: Seeks to equal the performance of the Lehman Brothers Aggregate Bond Index.

MetLife Mid Cap Stock Index Portfolio

Subadviser: Metropolitan Life Insurance Company

Investment Objective: Seeks to equal the performance of the Standard & Poor's Mid Cap 400 Composite Stock Price Index ("S&P MidCap 400 Index").

MetLife Stock Index Portfolio

Subadviser: Metropolitan Life Insurance Company

Investment Objective: Seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").

MFS(r) Total Return Portfolio

Subadviser: Massachusetts Financial Services Company

Investment Objective: Seeks long-term growth of capital with a secondary objective to seek reasonable current income.

Morgan Stanley EAFE(R) Index Portfolio

Subadviser: Metropolitan Life Insurance Company

Investment Objective: Seeks to equal the performance of the MSCI EAFE Index.

Russell 2000(R) Index Portfolio

Subadviser: Metropolitan Life Insurance Company

Investment Objective: Seeks to equal the return of the Russell 2000 Index.

State Street Research Aurora Portfolio

Subadviser: State Street Research & Management Company

Investment Objective: Seeks high total return, consisting principally of capital appreciation.

State Street Research Bond Income Portfolio

Subadviser: State Street Research & Management Company

Investment Objective: Seeks competitive total return primarily from investing in fixed-income securities.

State Street Research Large Cap Growth Portfolio (formerly Alger Equity Growth Portfolio)

Subadviser: State Street Research & Management Company

Investment Objective:  Seeks long term capital appreciation.

State Street Research Large Cap Value Portfolio

Subadviser: State Street Research & Management Company

Investment Objective: Seeks long-term growth of capital.

T. Rowe Price Small Cap Growth Portfolio

Subadviser: T. Rowe Price Associates, Inc.

Investment Objective:  Seeks long-term capital growth.

SCUDDER VARIABLE SERIES I (Class A)

The Scudder Variable Series I is a mutual fund with multiple portfolios, one of which is offered under this contract. Deutsche Investment Management Americas Inc. ("DeIM") is the investment adviser for the portfolio. The following Class A portfolio is available under the Contract:

International Portfolio

Investment Objective: Seeks long-term growth of capital.

T. ROWE PRICE GROWTH STOCK FUND

The T. Rowe Price Growth Stock Fund is a mutual fund. T. Rowe Price Associates is the investment manager for the fund.

Investment Objective: Seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.

                                                      '33 Act File No. 033-37128

                                     PART B

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

           ----------------------------------------------------------

             INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

           ----------------------------------------------------------

                     METLIFE INVESTORS USA INSURANCE COMPANY

                                   May 1, 2004

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated May 1, 2004, may be obtained without charge by writing to MetLife Investors USA Insurance Company, P.O. Box 46539 Denver, CO 80201-6539 or by telephoning (800) 238-4536.

                                TABLE OF CONTENTS

                                                                            Page

The Insurance Company

Surrender Charges

Net Investment Factor

Annuity Payments

Underwriters, Distribution of the contract

Calculation of Performance

Voting Rights

Safekeeping of Securities

Servicing Agent

Experts

Legal Matters

Regulation of MetLife Investors USA

Financial Statements

THE INSURANCE COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states except New York and in the District of Columbia. MetLife Investors USA is a wholly-owned subsidiary of MetLife Investors Group, Inc ("MLIG"). MLIG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company , a New York life insurance company. We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company, and a listed company on the New York Stock Exchange.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

SURRENDER CHARGES

Subject to the individual's retirement plan requirements, all or a portion of the Participant's account may be surrendered at any time prior to the annuity date. Unless a certificate has been in effect for more than nine full calendar years after the Certificate Date, a surrender charge (contingent deferred sales charge) will be deducted in the event the Participant requests a full or partial surrender from the Separate Account. The charge is based on a percentage of the amount surrendered. No surrender charge will be applied for that part of the first surrender from the Separate Account in a calendar year that does not exceed 10% of the value of the Participant's Account. The surrender charge amounts to 7% for surrenders attributable to purchase payments received within 60 months prior to the date of the surrender. In no event will the sum of these surrender charges and the distribution expense charge exceed 9% of the purchase payments.

NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series in invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003836%) for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

Basis of Variable Benefits

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Annuity 2000 Mortality Table, projected to the year 2020 on Projection Scale G, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

----------------------------------------------------------------------

YEAR OF BIRTH                          AGE ADJUSTMENT
BEFORE 1945                            ACTUAL AGE
1946- 1965                             AGE MINUS 1 YEAR
1966 - 1985                            AGE MINUS 2 YEARS
1986 - 2005                            AGE MINUS 3 YEARS

----------------------------------------------------------------------

Determination of Amount of Monthly Variable Annuity Payments for First Year

The Separate Account value used to establish the monthly variable annuity payment for the first year consists of the value of accumulation units of each Series of the Separate Account credited to a Participant on the last valuation date of the second calendar week before the annuity date. The Contract contains tables showing monthly payment factors and annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year, an amount is transferred from the Separate Account to MetLife Investors USA's General Account and level monthly annuity payments for the year are made out of the General Account. The amount to be transferred is determined by multiplying the annuity premium rate per $1,000 set forth in the Contract tables by the number of thousands of dollars of Separate Account value credited to a Participant. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the "Annuity Premium") by the monthly payment factor in the same table. In the event the Contract involved has Separate Account accumulation units in more than one Series, the total monthly annuity payment for the first year is the sum of the monthly annuity payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of annuity units for each Separate Account Series is also established for the annuitant by dividing the first year monthly payment from that series by the Separate Account annuity unit values for the series on the last valuation date of the second calendar week before the first annuity payment is due. The number of annuity units remains fixed during the annuity period unless annuity units are converted to or from another series.

Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

As of each anniversary of the annuity date, MetLife Investors USA will determine the amount of the monthly variable annuity payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the annuitant has annuity units, with the total annuity payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of annuity units for that Series by the annuity unit value for that Series for the valuation period in which the first payment for the year is due. It will be MetLife Investor USA's practice to mail variable annuity payments no later than seven days after the last day of the valuation period upon which they are based or the monthly anniversary thereof.

The objective of a variable annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend, in part, upon the validity of the assumption that the net investment return of the Separate Account equals the assumed investment return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.

Annuity Unit Value

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of MetLife Investors USA for the sale of life insurance and Variable Annuity Contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, MetLife Investors Distribution Company, or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell Variable Annuity Contracts issued by MetLife Investors USA. Commissions on sales of contracts range from 0% to 8.5%. Agents are paid from the General Account of MetLife Investors USA. Such commissions bear no direct relationship to any of the charges under the Contracts. It is expected that the Contracts will be sold in 49 states and the District of Columbia.

Information about the distribution of the contracts is contained in the prospectus. (See "Distributor.") Additional information is provided below. The contracts are not being offered to the public.

MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Delaware corporation and its home office is located at 22 Corporate Plaza Drive, Newport Beach, California 92660. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor received sales compensation with respect to the contracts in the following amounts during the periods indicated:

2001     Received          $35,670,155
         Retained                   $0

2002     Received          $90,280,308
         Retained                   $0

2003     Received          $169,179,314
         Retained                    $0

CALCULATION OF PERFORMANCE

Average annual total return was computed by finding the average annual compounded rates of return over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)(n) = ERV

Where:

     P     =    a hypothetical initial payment of $1,000
     T     =    average annual total return
     n     =    number of years
     ERV   =    ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

VOTING RIGHTS

Unless otherwise restricted by the plan under which a Contract is issued each Owner will have the right to instruct MetLife Investors USA with respect to voting the Fund Shares which are the assets underlying the Owner's interest in the Separate Account, at all regular and special shareholders meetings. An Annuitant's voting power with respect to Fund shares held by the Separate Account declines during the time the Annuitant is receiving a Variable Annuity based on the investment performance of the Separate Account, because amounts attributable to the Annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

Custody of all assets of the Separate Account are held by MetLife Investors USA. The assets of each Separate Account Series will be kept physically segregated by MetLife Investors USA and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of MetLife Investors USA's officers and employees.

SERVICING AGENT

Administrative services agreements have been entered into between MetLife Investors USA and each of MetLife Group, Inc and Metropolitan Life Insurance Company under which the latter have agreed to perform certain of the personnel and administrative services relating to the Contracts and for the Separate Account.. MetLife Investors USA has paid fees to MetLife Group and Metropolitan Life Insurance Company for these services.

EXPERTS

The financial statements of the Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts of the Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is One City Centre, St. Louis, Missouri 63101.

LEGAL MATTERS

Richard C. Pearson, General Counsel of MetLife Investors USA Insurance Company, has provided advice on certain matters relating to the federal securities laws in connection with the Contracts.

REGULATION OF METLIFE INVESTORS USA

MetLife Investors USA is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of MetLife Investors USA for the preceding year and its financial condition on December 31 of such year. MetLife Investors USA's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. MetLife Investors USA was last examined as of December 31, 2000. While Delaware insurance law prescribes permissible investments for MetLife Investors USA, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of MetLife Investors USA. In addition, MetLife Investors USA is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for MetLife Investors USA.

FINANCIAL STATEMENTS

The financial statements of MetLife Investors USA contained herein should be considered only for the purposes of informing investors as to its ability to carry out the contractual obligations as depositor under the Annuity Contracts and as custodian as described elsewhere herein and in the Prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information.

      Independent Auditors' Report

      To the Board of Directors and Stockholder of MetLife Investors USA Insurance Company:

      We have audited the accompanying balance sheets of MetLife Investors USA Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

      /s/ DELOITTE & TOUCHE LLP

      Tampa, Florida
      April 12, 2004

                       METLIFE INVESTORS USA INSURANCE COMPANY
            (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                                   BALANCE SHEETS
                             DECEMBER 31, 2003 and 2002
               (Dollars in thousands, except share and per share data)

                                                                                                  2003        2002
                                                                                               ----------- ----------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value (amortized cost $3,413,677 and $2,511,089,
   respectively)                                                                               $ 3,522,671 $2,599,321
 Equity securities, at fair value (cost $1,660 and $1,735, respectively)                             2,027      1,929
 Mortgage loans on real estate                                                                     431,973    437,721
 Policy loans                                                                                       35,768     37,933
 Other limited partnership interests                                                                 4,124      4,348
 Short-term investments                                                                            137,295     63,340
 Other invested assets                                                                               7,662          2
                                                                                               ----------- ----------
   Total investments                                                                             4,141,520  3,144,594
Cash and cash equivalents                                                                          199,952     41,452
Accrued investment income                                                                           40,540     32,165
Premiums and other receivables                                                                      45,526     36,703
Deferred policy acquisition costs                                                                  502,249    272,242
Current income taxes receivable                                                                     37,585     26,650
Deferred income taxes receivable                                                                    22,786          -
Other assets                                                                                        97,746     41,694
Separate account assets                                                                          6,368,724  2,597,620
                                                                                               ----------- ----------
   Total assets                                                                                $11,456,628 $6,193,120
                                                                                               =========== ==========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                                                            124,998    118,928
 Policyholder account balances                                                                   3,769,822  2,837,425
 Other policyholder funds                                                                            3,755      2,839
 Long-term debt                                                                                     35,000     35,000
 Deferred income taxes payable                                                                           -     14,590
 Payables under securities loaned transactions                                                     667,853    224,569
 Other liabilities                                                                                 183,279    154,389
 Separate account liabilities                                                                    6,368,724  2,597,620
                                                                                               ----------- ----------
   Total liabilities                                                                           $11,153,431 $5,985,360
                                                                                               =========== ==========

Stockholder's Equity:
Preferred stock, par value $1.00 per share; 1,000,000 shares authorized;
   200,000 issued and outstanding                                                                      200        200
Common stock, par value $200.00 per share; 15,000 shares authorized;
   11,000 shares issued and outstanding                                                              2,300      2,300
Additional paid-in capital                                                                          98,047     48,047
Retained earnings                                                                                  163,383    126,001
Accumulated other comprehensive income                                                              39,267     31,212
                                                                                               ----------- ----------
   Total stockholder's equity                                                                      303,197    207,760
                                                                                               ----------- ----------
   Total liabilities and stockholder's equity                                                  $11,456,628 $6,193,120
                                                                                               =========== ==========

                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
            (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                                STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2003, 2002, and 2001
                               (Dollars in thousands)

                                                                                     2003      2002      2001
                                                                                   --------  --------  --------
REVENUES
Premiums                                                                           $  5,788  $ 23,961  $ 15,915
Investment-type product policy fees                                                  88,441    33,761    20,515
Net investment income                                                               199,039   173,387   173,745
Other revenues                                                                          278       792     2,243
Net investment losses (net of amounts allocable from deferred acquisition costs of
  ($1,878), $0 and $0, respectively)                                                 (8,131)  (36,177)  (13,129)
                                                                                   --------  --------  --------
   Total revenues                                                                   285,415   195,724   199,289
                                                                                   --------  --------  --------
EXPENSES
Policyholder benefits and claims                                                      7,256    30,968    18,009
Interest credited to policyholder account balances                                  146,146   122,802   123,354
Other expenses (excludes amounts directly related to net investment (losses) of
  ($1,878), $0 and $0, respectively)                                                 76,336    59,947   104,128
                                                                                   --------  --------  --------
   Total expenses                                                                   229,738   213,717   245,491
                                                                                   --------  --------  --------

Income (loss) before provision (benefit) for income taxes                            55,677   (17,993)  (46,202)
Provision (benefit) for income taxes                                                 18,295    (9,034)  (18,856)
                                                                                   --------  --------  --------
Net income (loss)                                                                  $ 37,382  $ (8,959) $(27,346)
                                                                                   ========  ========  ========




                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
            (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                         STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2003, 2002, and 2001
                               (Dollars in thousands)

                                                                                       Accumulated
                                                                 Additional               Other
                                                Preferred Common  Paid-in   Retained  Comprehensive
                                                  Stock   Stock   Capital   Earnings  Income (Loss)   Total
                                                --------- ------ ---------- --------  ------------- --------
Balance at December 31, 2000                      $200    $2,300  $48,047   $182,206     $  (741)   $232,012
 Dividends on common stock                                                   (18,688)                (18,688)
 Dividends on preferred stock                                                 (1,212)                 (1,212)
Comprehensive loss:
 Net loss                                                                    (27,346)                (27,346)
 Other comprehensive income:
   Unrealized investment gains, net of related
     offsets, reclassification adjustments and
     income taxes                                                                          6,842       6,842
                                                                                                    --------
 Comprehensive loss                                                                                  (20,504)
                                                ------------------------------------------------------------
Balance at December 31, 2001                       200     2,300   48,047    134,960       6,101     191,608
Comprehensive income:
 Net loss                                                                     (8,959)                 (8,959)
 Other comprehensive income:
   Unrealized investment gains, net of related
     offsets, reclassification adjustments and
     income taxes                                                                         25,111      25,111
                                                                                                    --------
 Comprehensive income                                                                                 16,152
                                                ------------------------------------------------------------
Balance at December 31, 2002                       200     2,300   48,047    126,001      31,212     207,760
 Capital contribution                                              50,000                             50,000
Comprehensive income:
 Net income                                                                   37,382                  37,382
 Other comprehensive income:
   Unrealized investment gains, net of related
     offsets, reclassification adjustments and
     income taxes                                                                          8,055       8,055
                                                                                                    --------
 Comprehensive income                                                                                 45,437
                                                ------------------------------------------------------------
Balance at December 31, 2003                      $200    $2,300  $98,047   $163,383     $39,267    $303,197
                                                ============================================================


                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
            (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                              STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2003, 2002, and 2001
                               (Dollars in thousands)

                                                                                  2003         2002        2001
                                                                              -----------  -----------  ---------
Cash flows from operating activities
Net income (loss)                                                             $    37,382  $    (8,959) $ (27,346)
 Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
   Depreciation and amortization expenses                                               -            -       (397)
   Amortization of premiums and accretion of discounts associated with
     investments, net                                                              16,768        4,930       (328)
   Losses from sale of investments, net                                            10,009       36,177     13,129
   Interest credited to other policyholder account balances                       146,146      122,802    123,354
   Investment-type product policy fees                                            (88,441)     (33,761)   (20,515)
   Change in accrued investment income                                             (8,375)      (5,275)       491
   Change in premiums and other receivables                                        (4,970)       3,304    (36,323)
   Change in deferred policy acquisition costs, net                              (237,450)    (126,822)   (22,550)
   Change in insurance-related liabilities                                          6,058       10,859    108,432
   Change in income taxes payable                                                 (52,649)     (42,048)   (16,668)
   Change in other liabilities                                                     21,011       53,133    113,189
 Other, net                                                                        57,753       16,600     59,400
                                                                              -----------  -----------  ---------
Net cash (used in) provided by operating activities                               (96,758)      30,940    293,868
                                                                              -----------  -----------  ---------
Cash flows from investing activities
 Sales, maturities and repayments of:
   Fixed maturities                                                             1,490,770      819,352    322,789
   Equity securities                                                                  353            -        415
   Mortgage loans on real estate                                                   54,189       20,428     18,033
 Purchases of:
   Fixed maturities                                                            (2,418,070)  (1,536,851)  (431,412)
   Equity securities                                                                  (19)        (299)      (413)
   Mortgage loans on real estate                                                  (49,869)     (29,785)   (23,898)
 Other limited partnership interests                                                    -       (4,348)         -
 Net change in short-term investments                                             (73,953)     (53,503)    48,090
 Net change in policy loans                                                         2,165        1,354     (1,379)
 Net change in payable under securities loaned transactions                       443,284      224,569          -
 Other, net                                                                        (5,630)       7,482     (1,818)
                                                                              -----------  -----------  ---------
Net cash used in investing activities                                            (556,780)    (551,601)   (69,593)
                                                                              -----------  -----------  ---------

Cash flows from financing activities
 Policyholder account balances:
   Deposits                                                                     4,333,503    1,944,211    720,136
   Withdrawals                                                                 (3,571,465)  (1,532,552)  (774,891)
 Dividends on preferred stock                                                           -            -     (1,212)
 Dividends on common stock                                                              -            -    (18,688)
 Capital contribution                                                              50,000            -          -
                                                                              -----------  -----------  ---------
Net cash provided by (used in) financing activities                               812,038      411,659    (74,655)
                                                                              -----------  -----------  ---------
Change in cash and cash equivalents                                               158,500     (109,002)   149,620
Cash and cash equivalents, beginning of year                                       41,452      150,454        834
                                                                              -----------  -----------  ---------
Cash and cash equivalents, end of year                                        $   199,952  $    41,452  $ 150,454
                                                                              ===========  ===========  =========
Supplemental disclosures of cash flow information:
 Cash paid (refunded) during the year:
   Interest                                                                   $     2,049  $     1,640  $   2,196
                                                                              ===========  ===========  =========
   Income taxes                                                               $   (12,260) $    28,256  $     399
                                                                              ===========  ===========  =========

                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
            (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                            NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Business

      MetLife Investors USA Insurance Company (the "Company"), a Delaware domiciled life insurance company is a wholly owned subsidiary of MetLife Investors Group, Inc. ("MLIG"). MLIG is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). At December 31, 2002, MLIG was sold from Metropolitan Life Insurance Company ("Metropolitan Life") to MetLife. The Company markets, administers and insures a broad range of term life insurance policies and variable and fixed annuity contracts.

      Basis of Presentation

      The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Delaware State Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the Delaware Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determination.

      The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The significant accounting policies, estimates and related judgments underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgements are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

      Certain amounts in the prior years' financial statements have been reclassified to conform with the 2003 presentation.

      Investments

      The Company's principal investments are in fixed maturities and mortgage loans, both of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) unfavorable changes in forecasted cash flows on asset-backed securities; and (vii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

      The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Such valuation allowances are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics based on property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

      Policy loans are stated at unpaid principal balances.

      Short-term investments are stated at amortized cost, which approximates fair value.

      Other invested assets, which are primarily made up of collateral received under interest rate swap transactions, are reported at their estimated fair value.

      Derivative Financial Instruments

      The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities or to changing fair values. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges;
      (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate in the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

      The Company uses derivative instruments to manage risk through one of five principal risk management strategies, the hedging of: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities; (iv) net investments in certain foreign operations; and (v) firm commitments and forecasted transactions. Additionally, the Company enters into income generation and replication derivative transactions as permitted by its insurance subsidiaries' Derivatives Use Plans approved by the applicable state insurance departments. The Company's derivative hedging strategy employs a variety of instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, and options, including caps and floors.

      On the date the Company enters into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify for hedge accounting, according to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended ("SFAS 133"), the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in net investment gains or losses.

      The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. In this documentation, the Company specifically identifies the asset, liability, firm commitment, foreign operation, or forecasted transaction that has been designated as a hedged item, states how the hedging instrument is expected to hedge the risks related to the hedged item, and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. The Company generally determines hedge effectiveness based on total changes in fair value of a derivative instrument. The Company discontinues hedge accounting prospectively when:
      (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; (iv) it is probable that the forecasted transaction will not occur; (v) a hedged firm commitment no longer meets the definition of a firm commitment; or (vi) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

      The Company designates and accounts for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS 133:
      (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) foreign currency forwards to hedge the exposure of future payments or receipts in foreign currencies; and (v) other instruments to hedge the cash flows of various other forecasted transactions. For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported in other comprehensive income or loss. The ineffective portion of changes in fair value of the derivative instrument is reported in net investment gains or losses. Hedged forecasted transactions, other than the receipt or payment of variable interest payments, are not expected to occur more than 12 months after hedge inception.

      The Company designates and accounts for the following as fair value hedges when they have met the effectiveness requirements of SFAS 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) receive U.S. dollar floating on foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments; (iii) pay U.S. dollar floating on foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities, and (iv) other instruments to hedge various other fair value exposures of investments. For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported as net investment gains or losses. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in net investment gains and losses. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in net investment gains and losses.

      When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the balance sheet at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its fair value, and any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized as a net investment gain or loss in the current period. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income or loss are recognized immediately in net investment gains or losses. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income or loss and is recognized when the transaction affects net income or loss; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the balance sheet, with changes in its fair value recognized in the current period as net investment gains or losses.

      The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

      If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recognized in the current period in net investment gains or losses. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period as net investment gains or losses.

      Cash and Cash Equivalents

      The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

      Deferred Policy Acquisition Costs

      The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of such costs is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a standard industry practice, in its determination of the amortization of deferred policy acquisitions cost ("DAC").

      Costs, which consist principally of commissions, and policy issue expenses, are amortized with interest over the expected life of the contract for investment-type products. Generally, DAC is amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins, and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. This practice assumes that the expectation for long-term equity investment is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

      DAC for non-participating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

      Future Policy Benefits

      The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation.

      Differences between the actual experience and assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses.

      Recognition of Insurance Revenue and Related Benefits

      Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Other Revenues

      Other revenues include asset management and advisory fees, commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

      Income Taxes

      The Company applies the concepts of SFAS No. 109, Accounting for Income Taxes ("SFAS 109"), which establishes deferred tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted tax rates in effect for the year in which the differences are expected to reverse. SFAS 109 allows recognition of deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

      Reinsurance

      The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

      In the normal course of business, the Company seeks to limit its exposure to losses on large risks by ceding risks to other insurance enterprises or reinsurers. Reinsurance activities are accounted for as consistent with the terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers periodically.

      Separate Accounts

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and recognized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders and, accordingly, are not reflected in the revenues of the Company. Fees charged to contractholders, principally mortality, policy administration and surrender charges are included in investment-type products fees.

      Application of Recent Accounting Pronouncements

      Effective December 31, 2003, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides guidance on the disclosure requirements for other-than-temporary impairments of debt and marketable equity investments that are accounted for under Statement of Financial Accounting Standards ("SFAS") No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"). The adoption of EITF 03-1 requires the Company to include certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS 115 that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. See Note 2. The initial adoption of EITF 03-1, which only required additional disclosures, did not have a material impact on the Company's financial statements.

      In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities, (ii) the accounting for sales inducements and (iii) separate account presentation and valuation. SOP 03-1 is effective for fiscal years beginning after December 15, 2003. As of January 1, 2004, the Company decreased future policyholder benefits for various guaranteed minimum death and income benefits net of DAC and unearned revenue liability offsets under certain variable annuity contracts of approximately $2,118 thousand, net of income tax, which will be reported as a cumulative effect of a change in accounting. Industry standards and practices continue to evolve relating to the valuation of liabilities relating to these types of benefits, which may result in further adjustments to the Company's measurement of liabilities associated with such benefits in subsequent accounting periods. Effective with the adoption of SOP 03-1, costs associated with enhanced or bonus crediting rates to contractholders must be deferred and amortized over the life of the related contract using assumptions consistent with the amortization of DAC, which has been the Company's accounting treatment The adoption of SOP 03-1 did not have a material impact on the Company's separate account presentation and valuation.

      In April 2003, the Financial Accounting Standards Board ("FASB") cleared Statement 133 Implementation Issue No. B36, Embedded Derivatives:
      Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments ("Issue B36"). Issue B36 concluded that (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements, and (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature must be measured at fair value on the balance sheet and changes in fair value reported in income. Issue B36 became effective on October 1, 2003 did not have a significant impact on the Company's financial statements.

      In April 2003, the FASB issued SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amends and clarifies the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain implementation guidance that is incorporated in SFAS 149 and already effective, SFAS 149 is effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 on July 1, 2003 did not have a significant impact on its financial statements.

      During 2003, the Company adopted FASB Interpretation No. 46 Consolidation of Variable Interest Entities--An Interpretation of ARB No. 51 ("FIN 46") and its December 2003 revision ("FIN 46(r)"). Certain of the Company's other limited partnership interests meet the definition of a variable interest entity ("VIE") and must be consolidated, in accordance with the transition rules and effective dates, if the Company is deemed to be the primary beneficiary. A VIE is defined as (i) any entity in which the equity investments at risk in such entity do not have the characteristics of a controlling financial interest or (ii) any entity that does not have sufficient equity at risk to finance its activities without additional subordinated support from other parties. Effective February 1, 2003, the Company adopted FIN 46 for VIEs created or acquired on or after February 1, 2003 and, effective December 31, 2003, the Company adopted FIN 46(r) with respect to interests in entities formerly considered special purpose entities ("SPEs") including interests in asset-backed securities and collateralized debt obligations. In accordance with the provisions in FIN 46(r), the Company has elected to defer until March 31, 2004 the consolidation of interests in VIEs for non SPEs acquired prior to February 1, 2003 for which it is the primary beneficiary. The adoption of FIN 46 as of February 1, 2003 did not have a significant impact on the Company's financial statements. The adoption of the provisions of FIN 46(r) at December 31, 2003 did not have a material affect on the Company's financial statements.

      Effective January 1, 2003, the Company adopted FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring). The Company's activities subject to this guidance in 2003 were not significant.

      Effective January 1, 2003, the Company adopted SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's financial statements.

      Effective January 1, 2002, the Company adopted SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superseding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, Reporting the Results of Operations--Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 (i) broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business); (ii) requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed; and (iii) retains the basic provisions of (a) APB 30 regarding the presentation of discontinued operations in the statements of income, (b) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill), and (c) SFAS 121 relating to the measurement of long-lived assets classified as held-for-sale. Adoption of SFAS 144 did not have a material impact on the Company's financial statements.

      In July 2001, the U.S. Securities and Exchange Commission ("SEC") released Staff Accounting Bulletin ("SAB") No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's financial statements.

      Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities--a Replacement FASB Statement No. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The adoption of these requirements did not have a material impact on the Company's financial statements.

      Effective April 1, 2001, the Company adopted EITF 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material impact on the Company's financial statements.

      Effective January 1, 2001, the Company adopted SFAS 133 which established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The cumulative effect of the adoption of SFAS 133, as of January 1, 2001, had no material impact on the Company's financial statements. The FASB continues to issue additional guidance relating to the accounting for derivatives under SFAS 133, which may result in further adjustments to the Company's treatment of derivatives in subsequent accounting periods.

2.  INVESTMENTS

      Fixed Maturities and Equity Securities

      Fixed maturities and equity securities at December 31, 2003 were as follows:

                                           Cost or   Gross Unrealized Estimated
                                          Amortized  ----------------   Fair
                                            Cost       Gain    Loss     Value
                                          ---------- -------- ------- ----------
                                                  (Dollars in thousands)
Fixed Maturities:
   U.S. corporate securities              $1,423,547 $ 76,237 $ 5,405 $1,494,379
   Mortgage-backed securities                832,042    7,753   6,323    833,472
   Foreign corporate securities              337,736   25,826   1,626    361,936
   U.S. treasuries/agencies                   57,399    2,886      75     60,210
   Asset-backed securities                   358,078    6,381   1,626    362,833
   Commercial mortgage-backed securities     320,465    3,485   2,698    321,252
   Foreign government securities              74,431    6,311   2,153     78,589
   State and political subdivisions            9,979       21       -     10,000
                                          ---------- -------- ------- ----------
   Total fixed maturities                 $3,413,677 $128,900 $19,906 $3,522,671
                                          ========== ======== ======= ==========
Equity Securities:
 Common stocks                            $    1,660 $    367 $     - $    2,027
                                          ========== ======== ======= ==========

      Fixed maturities and equity securities at December 31, 2002 were as follows:

                                           Cost or   Gross Unrealized Estimated
                                          Amortized  ----------------   Fair
                                            Cost       Gain    Loss     Value
                                          ---------- -------- ------- ----------
                                                  (Dollars in thousands)
Fixed Maturities:
   U.S. corporate securities              $  959,507 $ 57,787 $22,130 $  995,164
   Mortgage-backed securities                596,478   14,602   1,190    609,890
   Foreign corporate securities              298,136   23,062   2,911    318,287
   U.S. treasuries/agencies                  214,451    3,780      23    218,208
   Asset-backed securities                   283,223    9,658   1,071    291,810
   Commercial mortgage-backed securities     114,523    3,782     465    117,840
   Foreign government securities              44,771    3,444      93     48,122
                                          ---------- -------- ------- ----------
   Total fixed maturities                 $2,511,089 $116,115 $27,883 $2,599,321
                                          ========== ======== ======= ==========
Equity Securities:
 Common stocks                            $    1,735 $    194 $     - $    1,929
                                          ========== ======== ======= ==========

      The Company held foreign currency derivatives with notional amounts of $17,909 thousand to hedge the exchange rate risk associated with foreign bonds and loans at December 31, 2003. The Company did not hold any foreign currency derivatives with notional amounts to hedge the exchange rate risk associated with foreign bonds and loans at December 31, 2002.

      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $247,679 thousand and $176,397 thousand at December 31, 2003 and 2002, respectively. These securities had a net unrealized gain of $12,569 thousand and a loss of $7,774 thousand at December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, non-income producing fixed maturities were $2,070 thousand and $2,588 thousand, respectively.

      The cost or amortized cost and estimated fair value of fixed maturities at December 31, 2003, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                    Cost or    Estimated
                                                   Amortized     Fair
                                                     Cost        Value
                                                   ----------  ----------
                                                   (Dollars in thousands)
       Due in one year or less                     $   75,538  $   77,261
       Due after one year through five years          848,929     881,062
       Due after five years through ten years         686,109     725,611
       Due after ten years                            292,516     321,180
                                                   ----------  ----------
           Subtotal                                 1,903,092   2,005,114
       Mortgage-backed and asset-backed securities  1,510,585   1,517,557
                                                   ----------  ----------
           Total fixed maturities                  $3,413,677  $3,522,671
                                                   ==========  ==========

      Fixed maturities not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

      Sales of fixed maturities and equity securities classified as available-for sale were as follows:

                                       Years Ended December 31,
                                     ----------------------------
                                       2003      2002      2001
                                     --------  --------  --------
                                        (Dollars in thousands)
             Proceeds                $466,262  $344,356  $943,228
             Gross investment gains     7,703     8,806       360
             Gross investment losses  (10,993)  (22,705)   (6,589)

      Gross investment losses above exclude writedowns recorded during 2003, 2002 and 2001 for other than temporarily impaired available-for-sale fixed maturities and equity securities of $1,852 thousand, $20,098 thousand, and $4,918 thousand, respectively.

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

      The following table shows the estimated fair values and gross unrealized losses of the Company's fixed maturities, aggregated by sector and length of time that the securities have been in a continuous unrealized loss position at December 31, 2003:

                                                   Equal to or greater
                              Less than 12 months     than 12 months            Total
                              -------------------- -------------------- ---------------------
                              Estimated   Gross    Estimated   Gross    Estimated    Gross
                                Fair    Unrealized   Fair    Unrealized   Fair     Unrealized
                                Value      Loss      Value      Loss      Value       Loss
                              --------- ---------- --------- ---------- ---------- ----------
                                                  (Dollars in thousands)
U.S. corporate securities     $261,803   $ 4,696    $ 6,286    $  709   $  268,089  $ 5,405
Mortgage-backed securities     363,680     5,977      9,880       346      373,560    6,323
Foreign corporate securities    52,402     1,393     12,953       233       65,355    1,626
U.S. treasuries/agencies        13,620        75          -         -       13,620       75
Asset-backed securities         90,572     1,337      8,015       289       98,587    1,626
Commercial mortgage-backed
  securities                   161,184     2,682     12,484        16      173,668    2,698
Foreign government securities   14,039     2,153          -         -       14,039    2,153
                              --------   -------    -------    ------   ----------  -------
   Total fixed maturities     $957,300   $18,313    $49,618    $1,593   $1,006,918  $19,906
                              ========   =======    =======    ======   ==========  =======

      There were no equity securities in a continuous unrealized loss position at December 31, 2003.

      Securities Lending Program

      The Company participates in securities lending programs whereby blocks of securities, which are included in investments, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $622,695 thousand and $201,585 thousand and an estimated fair value of $640,701 thousand and $219,662 thousand were on loan under the program at December 31, 2003 and 2002, respectively. The Company was liable for cash collateral under its control of $667,853 thousand and $224,569 thousand at December 31, 2003 and 2002 respectively. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the financial statements.

      Assets on Deposit

      The Company had investment assets on deposit with regulatory agencies with a fair market value of $5,158 thousand and $5,515 thousand at December 31, 2003 and 2002, respectively.

      Mortgage Loans on Real Estate

      Mortgage loans on real estate were categorized as follows:

                                               December 31,
                                     --------------------------------
                                           2003             2002
                                     ---------------  ---------------
                                      Amount  Percent  Amount  Percent
                                     -------- ------- -------- -------
                                          (Dollars in thousands)
         Commercial mortgage loans   $349,995    81%  $373,007    85%
         Agricultural mortgage loans   83,213    19%    66,762    15%
                                     --------   ---   --------   ---
           Total                      433,208   100%   439,769   100%
                                                ===              ===
         Less: Valuation allowances     1,235            2,048
                                     --------         --------
           Mortgage loans            $431,973         $437,721
                                     ========         ========

      Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2003, 28%, 12% and 7% of the properties were located in California, Rhode Island and Delaware, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

      Changes in mortgage loan valuation allowances were as follows:

                                              Years Ended
                                             December 31,
                                            ---------------
                                              2003    2002
                                            -------  ------
                                              (Dollars in
                                              thousands)
                     Balance at January 1   $ 2,048  $    -
                     Additions                2,225   2,048
                     Deductions              (3,038)      -
                                            -------  ------
                     Balance at December 31 $ 1,235  $2,048
                                            =======  ======

      A portion of the Company's mortgage loans on real estate was impaired and consisted of the following:

                                                            December 31,
                                                           --------------
                                                            2003   2002
                                                           ------ -------
                                                            (Dollars in
                                                             thousands)
      Impaired mortgage loans with valuation allowances    $    - $ 6,170
      Impaired mortgage loans without valuation allowances  3,679   3,928
                                                           ------ -------
        Total                                               3,679  10,098
      Less: Valuation allowances on impaired mortgages          -   2,048
                                                           ------ -------
        Impaired mortgage loans                            $3,679 $ 8,050
                                                           ====== =======

      The average investment in impaired mortgage loans on real estate was $3,875 thousand and $3,682 thousand for the years ended December 31, 2003 and 2002 respectively. Interest income on impaired mortgage loans was $289 thousand and $806 thousand for the years ended December 31, 2003 and 2002 respectively.

      The investment in restructured mortgage loans on real estate was $3,679 thousand and $3,928 thousand at December 31, 2003 and 2002, respectively. Interest income of $373 thousand and $282 thousand was recognized on restructured loans for the years ended December 31, 2003 and 2002, respectively. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to $358 thousand and $282 thousand for the years ended December 31, 2003 and 2002, respectively.

      There were no mortgage loans on real estate with scheduled payments of 60 days (90 days for agriculture mortgages) or more past due or in foreclosure at December 31, 2003 and 2002.

      Net Investment Income

      The components of net investment income were as follows:

                                                    Years Ended December 31,
                                                   --------------------------
                                                     2003     2002     2001
                                                   -------- -------- --------
                                                     (Dollars in thousands)
 Fixed maturities                                  $165,910 $138,069 $130,888
 Equity securities                                        -        -      (52)
 Mortgage loans on real estate                       32,474   30,950   33,852
 Policy loans                                         1,756    1,813    1,800
 Cash, cash equivalents and short-term investments    5,770    3,424    6,054
 Other                                                    -        -    1,983
                                                   -------- -------- --------
   Total                                            205,910  174,256  174,525
 Less: Investment expenses                            6,871      869      780
                                                   -------- -------- --------
   Net investment income                           $199,039 $173,387 $173,745
                                                   ======== ======== ========

      Net Investment Gains (Losses)

      Net investment gains (losses), including changes in valuation allowances, were as follows:

                                             Years Ended December 31,
                                           ----------------------------
                                             2003      2002      2001
                                           --------  --------  --------
                                              (Dollars in thousands)
       Fixed maturities                    $ (5,401) $(33,476) $(11,152)
       Equity securities                        259      (521)        5
       Mortgage loans on real estate         (2,708)   (2,048)        -
       Derivatives                           (2,161)     (151)   (1,982)
       Other                                      2        19         -
                                           --------  --------  --------
         Total                              (10,009)  (36,177)  (13,129)
       Amounts allocable to:
         Deferred policy acquisition costs    1,878         -         -
                                           --------  --------  --------
           Net investment losses           $ (8,131) $(36,177) $(13,129)
                                           ========  ========  ========

      Net Unrealized Investment Gains (Losses)

      The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, were as follows:

                                                         Years Ended December 31,
                                                       ---------------------------
                                                         2003      2002      2001
                                                       --------  --------  -------
                                                          (Dollars in thousands)
Fixed maturities                                       $110,105  $ 88,232  $14,972
Equity securities                                           367       194     (428)
Derivatives                                              (2,211)        -        -
                                                       --------  --------  -------
  Total                                                 108,261    88,426   14,544
                                                       --------  --------  -------
Amounts allocable to:
  Deferred policy acquisition costs                     (47,850)  (40,408)  (4,572)
  Deferred income taxes                                 (21,144)  (16,806)  (3,871)
                                                       --------  --------  -------
    Total                                               (68,994)  (57,214)  (8,443)
                                                       --------  --------  -------
        Net unrealized investment gains (losses)       $ 39,267  $ 31,212  $ 6,101
                                                       ========  ========  =======

      The changes in net unrealized investment gains (losses) were as follows:

                                                 Years Ended December 31,
                                                --------------------------
                                                  2003     2002      2001
                                                -------  --------  -------
                                                  (Dollars in thousands)
    Balance at January 1                        $31,212  $  6,101  $  (741)
    Unrealized investment gains during the year  19,835    73,882   17,312
    Unrealized investment losses relating to:
      Deferred policy acquisition costs          (7,442)  (35,836)  (6,199)
      Deferred income taxes                      (4,338)  (12,935)  (4,271)
                                                -------  --------  -------
    Balance at December 31                      $39,267  $ 31,212  $ 6,101
                                                =======  ========  =======
    Net change in unrealized investment gains   $ 8,055  $ 25,111  $ 6,842
                                                =======  ========  =======

      Variable Interest Entities

      As discussed in Note 1, the Company has adopted the provisions of FIN 46 and FIN 46(r). At December 31, 2003, FIN 46(r) did not require the Company to consolidate any additional VIEs that were not previously consolidated.

      The following table presents the total assets of and the maximum exposure to loss relating to VIEs for which the Company holds significant valuable interests but it is not the primary beneficiary:

                                                    As of
                                              December 31, 2003
                                            ----------------------
                                                         Maximum
                                              Total     Exposure
                                            Assets (1) to Loss (2)
                                            ---------- -----------
                                            (Dollars in Thousands)
             Other Limited Partnerships (3)   $4,726       $-
                                              ------       --
                                              $4,726       $-
                                              ======       ==

(1) The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss relating to other limited partnerships is equal to the carrying amounts plus any unfunded commitments which reduced by amounts guaranteed by other partners.

(3) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities, as well as limited partnerships established for the purpose of investing in low-income housing that qualifies for Federal tax credits

3.  DERIVATIVE FINANCIAL INSTRUMENTS

      The table below provides a summary of the notional amount and fair value of derivative financial instruments held at December 31, 2003 and 2002:

                                   2003                        2002
                        --------------------------- ---------------------------
                                 Current Market or           Current Market or
                                     Fair Value                  Fair Value
                        Notional ------------------ Notional ------------------
                         Amount  Assets Liabilities  Amount  Assets Liabilities
                        -------- ------ ----------- -------- ------ -----------
                                        (Dollars in thousands)
 Financial futures      $106,500  $ -     $2,051    $      -   $-       $-
 Caps                    150,000   10          -     270,000    2        -
 Foreign currency swaps   17,909    -      2,813           -    -        -
                        --------  ---     ------    --------   --       --
   Total contractual
     commitments        $274,409  $10     $4,864    $270,000   $2       $-
                        ========  ===     ======    ========   ==       ==

            The following is a reconciliation of the notional amounts by derivative type at December 31, 2003 and 2002:

                               December 31,                         December 31,
                                   2002                                 2003
                                 Notional             Terminations/   Notional
                                  Amount    Additions  Maturities      Amount
                               ------------ --------- ------------- ------------
                                            (Dollars in thousands)
BY DERIVATIVE TYPE
Financial futures                $      -   $213,000    $106,500      $106,500
Caps                              270,000          -     120,000       150,000
Foreign currency swaps                  -     17,909           -        17,909
                                 --------   --------    --------      --------
 Total contractual commitments   $270,000   $230,909    $226,500      $274,409
                                 ========   ========    ========      ========
BY DERIVATIVE STRATEGY
Liability hedging                $270,000   $      -    $120,000      $150,000
Invested asset hedging                  -    230,909     106,500       124,409
                                 --------   --------    --------      --------
 Total contractual commitments   $270,000   $230,909    $226,500      $274,409
                                 ========   ========    ========      ========

      The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2003:

                                          Remaining Life
                      -------------------------------------------------------
                               After One Year After Five Years After
                      One Year  Through Five    Through Ten     Ten
                      or Less      Years           Years       Years  Total
                      -------- -------------- ---------------- ----- --------
                                      (Dollars in thousands)
   Financial futures  $106,500     $    -         $     -       $-   $106,500
   Caps                150,000          -               -        -    150,000
   Foreign currency
     swaps                   -      5,866          12,043        -     17,909
                      --------     ------         -------       --   --------
    Total contractual
      commitments     $256,500     $5,866         $12,043       $-   $274,409
                      ========     ======         =======       ==   ========

      The following table presents the notional amounts and fair values of derivatives by type of hedge designation at December 31, 2003 and 2002:

                                2003                        2002
                     --------------------------- ---------------------------
                                  Fair Value                  Fair Value
                     Notional ------------------ Notional ------------------
                      Amount  Assets Liabilities  Amount  Assets Liabilities
                     -------- ------ ----------- -------- ------ -----------
                                     (Dollars in thousands)
    BY TYPE OF HEDGE
    Fair value       $112,366  $ -     $2,509    $      -   $-       $-
    Cash flow          12,043    -      2,355           -    -        -
    Non qualifying    150,000   10          -     270,000    2        -
                     --------  ---     ------    --------   --       --
     Total           $274,409  $10     $4,864    $270,000   $2       $-
                     ========  ===     ======    ========   ==       ==

      The Company recognized net investment expense of $420 thousand from the periodic settlement of foreign currency swaps that qualify as accounting hedges under SFAS 133, as amended, for the year ended December 31, 2003. During the years ended December 31, 2002 and 2001, there were no derivative instruments designated as qualifying accounting hedges under SFAS No. 133.

      During the year ended December 31, 2003, the Company recognized $2,509 thousand in net investment losses related to qualifying fair value hedges. Accordingly, $427 thousand of net unrealized gains on fair value hedged investments were recognized in net investment losses during the year ended December 31, 2003. There were no discontinued fair value hedges during the year ended December 31, 2003. There were no derivatives designated as fair value hedges during the years ended December 31, 2001 or 2002.

      For the year ended December 31, 2003, the net amounts accumulated in other comprehensive income relating to cash flow hedges were losses of $2,211 thousand. There were no amounts accumulated in other comprehensive income at December 31, 2002. For the year ended December 31, 2003 the market value of cash flow hedges decreased by $2,355 thousand. During the year ended December 31, 2003, the Company recognized $2,211 thousand of other comprehensive net losses relating to the effective portion of cash flow hedges. During the year ended December 31, 2003 there were no amounts of other comprehensive expense was reclassified to net investment income. During the year ended December 31, 2003 no cash flow hedges were discontinued. During the years ended December 31, 2002 and 2001 there were no cash flow hedges. The Company has no SFAS 133 transition adjustment.

      There are no amounts of investment expense or net loss reported in accumulated other comprehensive income at December 31, 2003 that are expected to be reclassified during the year ending December 31, 2004 into net investment income and net investment gains and losses, respectively, as the derivatives and underlying investments mature or expire according to their original terms.

      For the years ended December 31, 2003, 2002 and 2001, the Company recognized $66 thousand, $48 thousand, and $39 thousand in net investment expense from the periodic settlement payments on derivative instruments, respectively, and $0 thousand, $104 thousand, and $1,982 thousand, respectively, in net investment losses from changes in fair value related to derivatives not qualifying as accounting hedges.

4.  INSURANCE

      Deferred Policy Acquisition Costs

      Information regarding DAC for the years ended December 31, 2003, 2002 and 2001 is as follows (dollars in thousands):

                Balance at January 1, 2001             $164,905
                Capitalizations                           7,579
                                                       --------
                    Total                               172,484
                                                       --------
                Amortization allocated to:
                  Unrealized investment gains (losses)    6,199
                  Other expenses                        (14,971)
                                                       --------
                    Total amortization                   (8,772)
                                                       --------
                Balance at December 31, 2001            181,256
                  Capitalizations                       128,517
                                                       --------
                    Total                               309,773
                                                       --------
                Amortization allocated to:
                  Unrealized investment gains (losses)   35,836
                  Other expenses                          1,695
                                                       --------
                    Total amortization                   37,531
                                                       --------
                Balance at December 31, 2002            272,242
                Capitalizations                         248,954
                                                       --------
                    Total                               521,196
                                                       --------
                Amortization allocated to:
                  Net investment gains (losses)          (1,878)
                  Unrealized investment gains (losses)    7,442
                  Other expenses                         13,383
                                                       --------
                    Total amortization                   18,947
                                                       --------
                Balance at December 31, 2003           $502,249
                                                       ========

      Amortization of DAC is allocated to (i) investment gains and losses to provide statement of income information regarding the impact of such gains and losses on the amount of the amortization, (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized, and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      Investment gains and losses related to certain products have a direct impact on the amortization of DAC. Presenting investment gains and losses net of related amortization of DAC provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

      Future Policy Benefits

      Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 4% to 9%.

      Policyholder account balances for investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 9%, less expenses, mortality charges, and withdrawals.

      Separate Accounts

      Separate accounts include one category of account type: non-guaranteed separate accounts totaling $6,368,724 thousand and $2,597,620 thousand at December 31, 2003 and 2002, respectively, for which the policyholder assumes the investment risk.

      Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as investment-type product policy fees and totaled $88,441 thousand, $33,761 thousand and $20,515 thousand for the years ended December 31, 2003, 2002 and 2001, respectively.

5.  REINSURANCE

      Effective April 1, 2001, the Company entered into a Yearly Renewable Term reinsurance agreement with Exeter Reassurance Company, Ltd., (a MetLife affiliate) to automatically cede varying percentages of the Guaranteed Minimum Death Benefit Rider, Guaranteed Minimum Income Benefit Rider and Earnings Preservation Benefit Rider associated with certain variable annuity contracts. The Company ceded liabilities of $1,322 thousand and $267 thousand at December 31, 2003 and 2002, respectively. The Company recognized operating losses of approximately $2,626 thousand, $560 thousand and $61 thousand from this transaction in 2003, 2002 and 2001, respectively.

      The Company currently reinsures 90% of its new production of variable and fixed annuities to an affiliate. Also, the Company currently reinsures 55% of the riders containing benefit guarantees related to variable annuities. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

      The amounts in the statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                     Year Ended December 31,
                                                    -------------------------
                                                      2003     2002     2001
                                                    -------  -------  -------
                                                      (Dollars in thousands)
 Direct premiums                                    $10,886  $28,835  $21,031
 Reinsurance ceded                                   (5,098)  (4,874)  (5,116)
                                                    -------  -------  -------
 Net premiums                                       $ 5,788  $23,961  $15,915
                                                    =======  =======  =======
 Reinsurance recoveries netted against policyholder
   benefits                                         $ 3,567  $ 4,910  $ 2,942
                                                    =======  =======  =======

      Reinsurance recoverables, included in premiums and other receivables, were $31,793 thousand and $30,309 thousand at December 31, 2003 and 2002, respectively.

6.  DEBT

      Debt consisted of the following:

                                                        December 31,
                                                       ---------------
                                                        2003    2002
                                                       ------- -------
                                                         (Dollars in
                                                         thousands)
          Surplus notes, interest rate 5%              $25,000 $25,000
          Surplus notes, interest rate LIBOR plus .75%  10,000  10,000
                                                       ------- -------
            Total long-term debt                       $35,000 $35,000
                                                       ======= =======

      Payments of interest and principal on the surplus notes, subordinated to all other indebtedness, may be made only with the prior approval of the insurance department of the state of domicile. Subject to the prior approval of the Superintendent, the surplus notes may be redeemed, in whole or in part, at the election of MLIG at any time.

      The aggregate maturities of long-term debt for the Company are payable upon regulatory approval.

      There are no principal payments due on the notes payable during the next five years.

      Interest expense related to the Company's indebtedness, included in other expenses, was $2,049 thousand, $1,640 thousand and $2,136 thousand for the years ended December 31, 2003, 2002 and 2001, respectively.

7.  INCOME TAXES

      The provision for income taxes for operations was as follows:

                                                 Years Ended December 31,
                                               ----------------------------
                                                 2003      2002      2001
                                               --------  --------  --------
                                                  (Dollars in thousands)
    Current income tax expense (benefit)
      Federal                                  $ 55,612  $ 15,353  $ (9,669)
      State                                       2,507         -         -
    Deferred income tax benefit
      Federal                                   (38,540)  (24,387)   (9,187)
      State                                      (1,284)        -         -
                                               --------  --------  --------
    Provision for income tax expense (benefit) $ 18,295  $ (9,034) $(18,856)
                                               ========  ========  ========

      Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for operations were as follows:

                                                   Years Ended December 31,
                                                  --------------------------
                                                    2003     2002     2001
                                                  -------  -------  --------
                                                    (Dollars in thousands)
   Tax provision (benefit) at U.S. statutory rate $19,487  $(6,298) $(16,171)
   Tax effect of:
     Tax exempt investment income                  (2,212)  (2,735)   (2,685)
     State tax net of federal benefit                 795       (1)        -
     Other, net                                       225        -         -
                                                  -------  -------  --------
   Provision for income tax expense (benefit)     $18,295  $(9,034) $(18,856)
                                                  =======  =======  ========

      Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                       December 31,
                                                    --------------------
                                                      2003       2002
                                                     --------  --------
                                                    (Dollars in thousands
          Deferred income tax assets:
            Liability for future policy benefits    $218,403   $ 97,708
            Loss and credit carryforwards                  -      6,118
            Other, net                                 1,878        875
                                                     --------  --------
            Total deferred tax assets                220,281    104,701
                                                     --------  --------
          Deferred income tax liabilities:
            Deferred policy acquisition costs        158,701     82,535
            Investments                               16,366     19,950
            Unrealized gain on investments            21,144     16,806
            Other, net                                 1,284          -
                                                     --------  --------
            Total deferred tax liabilities           197,495    119,291
                                                     --------  --------
          Net deferred income tax asset (liability) $ 22,786   $(14,590)
                                                     ========  ========

      The Company had no valuation allowance related to tax benefits for the years ended December 31, 2003 and 2002.

      All years through and including 1999 are closed and no longer subject to IRS audit. The years 2000 and forward are open and subject to audit. The Company believes that any adjustments that might be required for the open years will not have a material effect on the Company's financial statements.

      The Company joins MetLife's includable affiliates in filing a federal income tax return in 2003. The consolidating companies have executed a Tax Allocation Agreement. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (losses) contributes to or reduces consolidated federal tax expense. Pursuant to the tax allocation agreement, the amounts due from affiliates are $32,021 thousand at December 31, 2003.

8.  COMMITMENTS AND CONTINGENCIES

      Litigation

      Regulatory bodies have contacted the Company or its affiliates and have requested information relating to market timing and late trading of mutual funds and variable insurance products. The Company believes that these inquiries are similar to those made to many financial services companies as part of an industry-wide investigation by various regulatory agencies into the practices, policies and procedures relating to trading in mutual fund shares. The Company or its affiliates are in the process of responding and are fully cooperating with regard to these information requests and inquiries. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

      Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      Summary

      It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

      Commitments to Fund Partnership Investments

      Starting in 2003, the Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $652 thousand at December 31, 2003. The Company anticipates that these amounts will be invested in the partnerships over the next three to five years.

9.  EQUITY

      Dividend restrictions

      Under the Delaware Insurance Law, the maximum amount of distributions which can be made to the Company's parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10% of the Company's surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment gains). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2003, the maximum amount of dividends the Company could pay MLIG in 2004 without prior approval from the state insurance regulatory authorities is $ 95,915 thousand.

      Statutory Equity and Income

      Applicable insurance department regulations require that insurance subsidiaries prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis. Statutory net income of the Company, as filed with the Department, was $101,210 thousand, $13,402 thousand and $1,334 thousand for the years ended December 31, 2003, 2002, and 2001, respectively; statutory capital and surplus, as filed, was $295,857 thousand and $148,055 thousand at December 31, 2003 and 2002, respectively.

      The National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments, and became effective January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department required adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001.

      Other Comprehensive Income

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2003, 2002 and 2001 in other comprehensive income that are included as part of net income for the current year that have been reported as a part of other comprehensive income in the current or prior year:

                                                               Years Ended December 31,
                                                              --------------------------
                                                                2003     2002      2001
                                                              -------  --------  -------
                                                                (Dollars in thousands)
Holding gains (losses) on investments arising during the year $(2,590) $ 34,600  $(6,644)
Income tax effect of holding (gains) or losses                    906   (11,749)   1,945
Reclassification adjustments:
  Recognized holding losses included in current year
    income                                                      4,377    33,997   24,008
  Amortization of premiums and accretion of discounts
    associated
    with investments                                           18,048     5,285      (52)
  Recognized holding (losses) gains allocated to other
    policyholder amounts                                       (1,878)        -        -
  Income tax effect                                            (7,191)  (13,513)  (8,385)
Allocation of holding losses on investments relating to other
  policyholder amounts                                         (5,564)  (35,836)  (6,199)
Income tax effect of allocation of holding gains or losses to
  other policyholder amounts                                    1,947    12,327    2,169
                                                              -------  --------  -------
Other comprehensive income                                    $ 8,055  $ 25,111  $ 6,842
                                                              =======  ========  =======

10. OTHER EXPENSES

      Other expenses were comprised of the following:

                                                 Years Ended December 31,
                                              ------------------------------
                                                 2003       2002      2001
                                              ---------  ---------  --------
                                                  (Dollars in thousands)
   Commissions                                $ 202,395  $ 100,871  $ 29,518
   Interest and debt issue costs                  2,049      1,640     2,136
   Amortization of policy acquisition costs      13,383      1,695   (14,971)
   Capitalization of policy acquisition costs  (248,954)  (128,517)   (7,579)
   Rent, net of sublease income                       -       (122)      714
   Other                                        107,463     84,380    94,310
                                              ---------  ---------  --------
     Total other expenses                     $  76,336  $  59,947  $104,128
                                              =========  =========  ========

11. FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                                                    Estimated
                                                Notional  Carrying    Fair
                                                 Amount    Value      Value
 December 31, 2003                              -------- ---------- ----------
                                                    (Dollars in thousands)
 Assets:
   Fixed maturities                                      $3,522,671 $3,522,671
   Equity securities                                     $    2,027 $    2,027
   Mortgage loans on real estate                         $  431,973 $  467,190
   Policy loans                                          $   35,768 $   35,768
   Short-term investments                                $  137,295 $  137,295
   Cash and cash equivalents                             $  199,952 $  199,952
   Commitments to fund partnership investments    $652   $        - $        -
 Liabilities:
   Policyholder account balances                         $3,769,822 $3,317,970
   Long-term debt                                        $   35,000 $   35,000
   Payable under securities loaned transactions          $  667,853 $  667,853


                                                      Carrying   Estimated
                                                       Value     Fair Value
      December 31, 2002                              ----------  ----------
                                                     (Dollars in thousands)
      Assets:
        Fixed maturities                             $2,599,321  $2,599,321
        Equity securities                            $    1,929  $    1,929
        Mortgage loans on real estate                $  437,721  $  483,604
        Policy loans                                 $   37,933  $   37,933
        Short-term investments                       $   63,340  $   63,340
        Cash and cash equivalents                    $   41,452  $   41,452
      Liabilities:
        Policyholder account balances                $2,837,425  $2,713,674
        Long-term debt                               $   35,000  $   35,000
        Payable under securities loaned transactions $  224,569  $  224,569

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

         Fixed Maturities and Equity Securities

      The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

         Mortgage Loans on Real Estate and Commitments to Fund Partnership Investments

      Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

         Policy Loans

            The carrying values for policy loans approximate fair value.

         Cash and Cash Equivalents and Short-term Investments

            The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

         Policyholder Account Balances

            The fair value of policyholder account balances is estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

         Long-term Debt and Payables Under Securities Loaned Transactions

            The fair values of long-term debt and payables under securities loaned transactions are determined by discounting expected future cash flows, using risk rates currently available for debt with similar terms and remaining maturities.

         Derivative Financial Instruments

            The fair value of derivative instruments, including financial futures, foreign currency swaps and interest rate caps are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

12. RELATED PARTY TRANSACTIONS

      The Company entered into a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies for the years 2003, 2002 and 2001. The affiliated companies are Metropolitan Life, which provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company and MLIG and MetLife Investors Distribution Company, which provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2003, 2002 and 2001 for the Company, recorded in other expenses, were $94,935 thousand, $58,728 thousand and $33,169 thousand, respectively.

      The Company received a cash capital contribution of $50,000 thousand from MLIG for the year ended 2003. There were no capital contributions for the years ended 2002 and 2001.

      In December 2001, the Company paid dividends on preferred and common stock in the amount of $19,900 thousand to MLIG.

INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholders of
MetLife Investors USA Insurance Company and
Contract Owners of MetLife Investors USA Separate Account A

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors USA Separate Account A (the Separate Account) of MetLife Investors USA Insurance Company as of December 31, 2003, the related statement of operations for each of the periods in the year then ended, the statements of changes in net assets for each of the periods in the two year period then ended, and the financial highlights for each of the periods in the three year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors USA Separate Account A of MetLife Investors USA Insurance Company as of December 31, 2003, the results of their operations for each of the periods in the year then ended, the changes in their net assets for each of the periods in the two year period then ended, and their financial highlights for each of the periods in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

St. Louis, Missouri
April 15, 2004

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2003

Sub-account assets:
  Investments:
   Met Investors Series Trust (Met Investors):
    Lord Abbett Growth & Income Portfolio                                12,225,790 shares $  298,431,528
    Lord Abbett Growth & Income Portfolio B                              25,776,118 shares    626,101,909
    Lord Abbett Bond Debenture Portfolio                                     82,941 shares        998,612
    Lord Abbett Bond Debenture Portfolio B                               40,524,126 shares    485,073,792
    JP Morgan Quality Bond Portfolio                                      2,803,352 shares     33,219,726
    Met/Putnam Research Portfolio                                         2,848,316 shares     22,815,011
    Met/Putnam Research Portfolio B                                       8,592,649 shares     68,483,413
    Oppenheimer Capital Appreciation Portfolio B                         49,152,473 shares    407,474,001
    PIMCO Inflation Protected Bond Portfolio B                           26,024,744 shares    267,794,617
    PIMCO Money Market Portfolio B                                      117,274,847 shares    117,274,847
    Janus Aggressive Growth Portfolio B                                  25,310,246 shares    176,918,622
    PIMCO Total Return Bond Portfolio                                     1,956,136 shares     22,710,739
    PIMCO Total Return Bond Portfolio B                                  41,590,191 shares    479,950,800
    PIMCO Innovation Portfolio                                              133,964 shares        647,044
    PIMCO Innovation Portfolio B                                          8,771,997 shares     42,017,863
    T Rowe Price Mid Cap Growth Portfolio B                              32,172,312 shares    203,972,459
    MFS Research International Portfolio B                               12,410,696 shares    121,500,710
    AIM Small Cap Growth Portfolio                                           30,680 shares        369,081
    AIM Small Cap Growth Portfolio B                                     12,025,747 shares    143,948,196
    AIM Mid Cap Core Equity Portfolio B                                  11,957,797 shares    146,961,328
    Harris Oakmark International Portfolio B                             16,674,384 shares    197,424,709
    Third Avenue Small Cap Value Portfolio                                   49,725 shares        577,800
    Third Avenue Small Cap Value Portfolio B                             19,257,809 shares    223,583,167
   AIM Variable Insurance Funds, Inc. (AIM):
    Premier Equity Fund                                                      75,797 shares      1,533,375
    Capital Appreciation Fund                                                37,655 shares        801,309
    International Growth Fund                                                41,364 shares        663,479
    Balanced Fund                                                           117,541 shares      1,174,236
   MFS Variable Insurance Trust (MFS):
    Research Series                                                          28,194 shares        376,389
    Investors Trust Series                                                   12,223 shares        199,719
    New Discovery Series                                                     25,034 shares        349,469
   Oppenheimer Variable Account Funds (Oppenheimer):
    Main Street Growth & Income Fund                                         88,435 shares      1,697,953
    Bond Fund                                                                38,853 shares        443,706
    Money Fund                                                              541,687 shares        541,687
    Main Street Small Cap Growth Fund                                        13,578 shares        182,493
    Strategic Bond Fund                                                      49,961 shares        252,302
   Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
    Asset Manager Portfolio                                              11,994,812 shares    173,444,974
    Growth Portfolio                                                      8,695,448 shares    269,906,711
    Contrafund Portfolio                                                 10,801,141 shares    249,830,386
    Overseas Portfolio                                                      791,883 shares     12,345,462
    Equity-Income Portfolio                                               1,091,819 shares     25,308,360
    Index 500 Portfolio                                                   1,308,897 shares    165,091,158
    Money Market Portfolio                                               26,629,538 shares     26,629,538

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2003

Sub-account assets, continued:
  Investments, continued:
   Scudder Variable Series I (Scudder I):
    International Portfolio                              2,561,151 shares $   21,155,108
   Metropolitan Life Series (MetLife):
    Davis Venture Value Fund                                30,997 shares        783,302
    Davis Venture Value Fund E                          16,758,415 shares    421,976,900
    Harris Oakmark Focused Value Fund                       16,261 shares      3,646,678
    Harris Oakmark Focused Value Fund B                  1,853,516 shares    409,942,096
    Jennison Growth Portfolio B                         18,457,647 shares    184,022,742
    MFS Total Return Series                                  5,552 shares        766,951
    Putnam International Stock Portfolio                    37,085 shares        365,662
    Janus Mid Cap Portfolio                                 64,936 shares        909,749
    Russell 2000 Index Portfolio                           186,646 shares      2,230,425
    Met/Putnam Voyager Portfolio A                          92,797 shares        419,443
    SSR Aurora Portfolio                                   165,756 shares      2,754,861
    SSR Bond Income Portfolio                                5,698 shares        658,735
    SSR Large Cap Value Portfolio                           19,905 shares        212,385
    Stock Index Portfolio                                2,365,941 shares     69,676,956
    Stock Index Portfolio B                              4,718,077 shares    135,880,626
    Alger Equity Growth                                     10,941 shares        204,813
    Lehman Brothers Aggregate Bond Index                    64,298 shares        702,781
    FI Mid Cap Opportunities                                71,202 shares        819,540
    Harris Oakmark Large Cap Value                         145,209 shares      1,751,217
    Morgan Stanley EAFE Index                              109,178 shares      1,069,948
    Mid Cap Stock Index                                    124,865 shares      1,485,897
   VanKampen LIT Funds (VanKampen):
    Emerging Growth Fund                                    21,804 shares        530,047
    Enterprise Fund                                         12,958 shares        170,007
    Growth & Income Fund                                    18,494 shares        315,500
   Federated Investors Insurance Company (Federated):
    American Leaders Fund II                                33,936 shares        648,169
    High Income Bond Fund II                                32,929 shares        263,099
    Growth Strategic Fund II                                11,113 shares        202,365
    Equity Income Fund II                                   27,739 shares        336,474
   Neuberger Berman (Neuberger):
    Genesis Trust                                              449 shares         16,629
   The Alger American Fund (Alger):
    Small Capitalization Fund                            3,424,905 shares     59,524,857
   T Rowe Price Funds (T Rowe):
    Growth Fund                                            436,588 shares     10,622,175
    International Stock Fund                                91,808 shares      1,054,871
    Prime Reserve Fund                                   1,437,342 shares      1,437,342
   Janus Capital Funds Corp. (Janus):
    Aspen Worldwide Growth                                     262 shares          6,753
   American Funds Corp. (American):
    Global Small Capitalization Fund                        90,992 shares      1,281,166
    Growth Fund                                            153,385 shares      6,979,020
    Growth & Income Fund                                   145,649 shares      4,876,338
                                                                          --------------
      Total assets                                                        $6,368,724,307
                                                                          ==============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2003

Sub-account liabilities:
  Due to/(from) general account, net
   Met Investors Lord Abbett Growth & Income Portfolio          $      257,572
   Met Investors Lord Abbett Growth & Income Portfolio B                     4
   Met Investors Lord Abbett Bond Debenture Portfolio                    1,368
   Met Investors Lord Abbett Bond Debenture Portfolio B                      2
   Met Investors JP Morgan Quality Bond Portfolio                       35,568
   Met Investors Met/Putnam Research Portfolio                          24,405
   Met Investors Met/Putnam Research Portfolio B                            42
   Met Investors Oppenheimer Capital Appreciation Portfolio B                2
   Met Investors PIMCO Inflation Protected Bond Portfolio B                 10
   Met Investors PIMCO Money Market Portfolio B                        (12,611)
   Met Investors Janus Aggressive Growth Portfolio B                        62
   Met Investors PIMCO Total Return Bond Portfolio                      24,051
   Met Investors PIMCO Total Return Bond Portfolio B                         3
   Met Investors PIMCO Innovation Portfolio                                757
   Met Investors PIMCO Innovation Portfolio B                              142
   Met Investors T Rowe Price Mid Cap Growth Portfolio B                    15
   Met Investors MFS Research International Portfolio B                     17
   Met Investors AIM Small Cap Growth Portfolio                            532
   Met Investors AIM Small Cap Growth Portfolio B                           10
   Met Investors AIM Mid Cap Core Equity Portfolio B                        68
   Met Investors Harris Oakmark International Portfolio B                   35
   Met Investors Third Avenue Small Cap Value Portfolio                    721
   Met Investors Third Avenue Small Cap Value Portfolio B                   72
   AIM Premier Equity Fund                                               1,924
   AIM Capital Appreciation Fund                                         1,003
   AIM International Growth Fund                                           849
   AIM Balanced Fund                                                     1,497
   MFS Research Series                                                     481
   MFS Investors Trust Series                                              252
   MFS New Discovery Series                                                429
   Oppenheimer Main Street Growth & Income Fund                          2,117
   Oppenheimer Bond Fund                                                   571
   Oppenheimer Money Fund                                                  597
   Oppenheimer Main Street Small Cap Growth Fund                           230
   Oppenheimer Strategic Bond Fund                                         323
   Fidelity Asset Manager Portfolio                                   (115,404)
   Fidelity Growth Portfolio                                           647,200
   Fidelity Contrafund Portfolio                                       324,421
   Fidelity Overseas Portfolio                                          11,106
   Fidelity Equity-Income Portfolio                                     32,514
   Fidelity Index 500 Portfolio                                        178,781
   Fidelity Money Market Portfolio                                     (43,494)
   Scudder I International Portfolio                                  (124,460)
   MetLife Davis Venture Value Fund                                        971
   MetLife Davis Venture Value Fund E                                        2
   MetLife Harris Oakmark Focused Value Fund                             4,322
   MetLife Harris Oakmark Focused Value Fund B                              46
   MetLife Jennison Growth Portfolio B                                      53

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2003

Sub-account liabilities, continued:
  Due to/(from) general account, net, continued:
   MetLife MFS Total Return Series                              $          997
   MetLife Putnam International Stock Portfolio                            484
   MetLife Janus Mid Cap Portfolio                                       1,026
   MetLife Russell 2000 Index Portfolio                                  2,668
   MetLife Met/Putnam Voyager Portfolio A                                  456
   MetLife SSR Aurora Portfolio                                          3,167
   MetLife SSR Bond Income Portfolio                                     1,184
   MetLife SSR Large Cap Value Portfolio                                   238
   MetLife Stock Index Portfolio                                        82,109
   MetLife Stock Index Portfolio B                                          57
   MetLife Alger Equity Growth                                             262
   MetLife Lehman Brothers Aggregate Bond Index                            839
   MetLife FI Mid Cap Opportunities                                      1,006
   MetLife Harris Oakmark Large Cap Value                                1,976
   MetLife Morgan Stanley EAFE Index                                     1,305
   MetLife Mid Cap Stock Index                                           1,798
   Van Kampen Emerging Growth Fund                                         628
   Van Kampen Enterprise Fund                                              144
   Van Kampen Growth & Income Fund                                         355
   Federated American Leaders Fund II                                      829
   Federated High Income Bond Fund II                                      337
   Federated Growth Strategic Fund II                                      254
   Federated Equity Income Fund II                                         431
   Neuberger Genesis Trust                                              (1,289)
   Alger Small Capitalization Fund                                      54,950
   T Rowe Growth Fund                                                  (15,504)
   T Rowe International Stock Fund                                      (2,865)
   T Rowe Prime Reserve Fund                                               477
   Janus Aspen Worldwide Growth                                         (2,852)
   American Global Small Capitalization Fund                             1,450
   American Growth Fund                                                  8,394
   American Growth & Income Fund                                         5,786
                                                                --------------
      Total liabilities                                         $    1,410,275
                                                                ==============
Sub-account net assets:
  Accumulation units:
   Met Investors Lord Abbett Growth & Income Portfolio          $  298,173,956
   Met Investors Lord Abbett Growth & Income Portfolio B           626,036,268
   Met Investors Lord Abbett Bond Debenture Portfolio                  997,244
   Met Investors Lord Abbett Bond Debenture Portfolio B            485,042,869
   Met Investors JP Morgan Quality Bond Portfolio                   33,184,158
   Met Investors Met/Putnam Research Portfolio                      22,790,606
   Met Investors Met/Putnam Research Portfolio B                    68,342,062
   Met Investors Oppenheimer Capital Appreciation Portfolio B      407,457,734
   Met Investors PIMCO Inflation Protected Bond Portfolio B        267,766,810
   Met Investors PIMCO Money Market Portfolio B                    117,134,203
   Met Investors Janus Aggressive Growth Portfolio B               176,918,560
   Met Investors PIMCO Total Return Bond Portfolio                  22,686,688

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2003

   Sub-account net assets, continued:
     Accumulation units, continued:
      Met Investors PIMCO Total Return Bond Portfolio B        $  479,813,419
      Met Investors PIMCO Innovation Portfolio                        646,287
      Met Investors PIMCO Innovation Portfolio B                   42,017,721
      Met Investors T Rowe Price Mid Cap Growth Portfolio B       203,962,594
      Met Investors MFS Research International Portfolio B        121,466,834
      Met Investors AIM Small Cap Growth Portfolio                    368,549
      Met Investors AIM Small Cap Growth Portfolio B              143,948,186
      Met Investors AIM Mid Cap Core Equity Portfolio B           146,954,193
      Met Investors Harris Oakmark International Portfolio B      197,424,674
      Met Investors Third Avenue Small Cap Value Portfolio            577,079
      Met Investors Third Avenue Small Cap Value Portfolio B      223,572,668
      AIM Premier Equity Fund                                       1,531,451
      AIM Capital Appreciation Fund                                   800,306
      AIM International Growth Fund                                   662,630
      AIM Balanced Fund                                             1,172,739
      MFS Research Series                                             375,908
      MFS Investors Trust Series                                      199,467
      MFS New Discovery Series                                        349,040
      Oppenheimer Main Street Growth & Income Fund                  1,695,836
      Oppenheimer Bond Fund                                           443,135
      Oppenheimer Money Fund                                          541,090
      Oppenheimer Main Street Small Cap Growth Fund                   182,263
      Oppenheimer Strategic Bond Fund                                 251,979
      Fidelity Asset Manager Portfolio                            173,560,378
      Fidelity Growth Portfolio                                   269,259,511
      Fidelity Contrafund Portfolio                               249,505,965
      Fidelity Overseas Portfolio                                  12,334,356
      Fidelity Equity-Income Portfolio                             25,275,846
      Fidelity Index 500 Portfolio                                164,912,377
      Fidelity Money Market Portfolio                              26,673,032
      Scudder I International Portfolio                            21,279,568
      MetLife Davis Venture Value Fund                                782,331
      MetLife Davis Venture Value Fund E                          421,802,752
      MetLife Harris Oakmark Focused Value Fund                     3,642,356
      MetLife Harris Oakmark Focused Value Fund B                 409,859,958
      MetLife Jennison Growth Portfolio B                         184,013,470
      MetLife MFS Total Return Series                                 765,954
      MetLife Putnam International Stock Portfolio                    365,178
      MetLife Janus Mid Cap Portfolio                                 908,723
      MetLife Russell 2000 Index Portfolio                          2,227,757
      MetLife Met/Putnam Voyager Portfolio A                          418,987
      MetLife SSR Aurora Portfolio                                  2,751,694
      MetLife SSR Bond Income Portfolio                               657,551
      MetLife SSR Large Cap Value Portfolio                           212,147
      MetLife Stock Index Portfolio                                69,594,847
      MetLife Stock Index Portfolio B                             135,880,569
      MetLife Alger Equity Growth                                     204,551
      MetLife Lehman Brothers Aggregate Bond Index                    701,942

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2003

 Sub-account net assets, continued:
   Accumulation units, continued:
    MetLife FI Mid Cap Opportunities                             $      818,534
    MetLife Harris Oakmark Large Cap Value                            1,749,241
    MetLife Morgan Stanley EAFE Index                                 1,068,643
    MetLife Mid Cap Stock Index                                       1,484,099
    Van Kampen Emerging Growth Fund                                     529,419
    Van Kampen Enterprise Fund                                          169,863
    Van Kampen Growth & Income Fund                                     315,145
    Federated American Leaders Fund II                                  647,340
    Federated High Income Bond Fund II                                  262,762
    Federated Growth Strategic Fund II                                  202,111
    Federated Equity Income Fund II                                     336,043
    Neuberger Genesis Trust                                              17,918
    Alger Small Capitalization Fund                                  59,469,907
    T Rowe Growth Fund                                               10,637,679
    T Rowe International Stock Fund                                   1,057,736
    T Rowe Prime Reserve Fund                                         1,436,865
    Janus Aspen Worldwide Growth                                          9,605
    American Global Small Capitalization Fund                         1,279,716
    American Growth Fund                                              6,970,626
    American Growth & Income Fund                                     4,870,552
                                                                 --------------
                                                                 $6,366,414,810
                                                                 ==============

   Annuitization units:
    Met Investors Lord Abbett Growth & Income Portfolio B        $       65,637
    Met Investors Lord Abbett Bond Debenture Portfolio B                 30,921
    Met Investors Met/Putnam Research Portfolio B                       141,309
    Met Investors Oppenheimer Capital Appreciation Portfolio B           16,265
    Met Investors PIMCO Inflation Protected Bond Portfolio B             27,797
    Met Investors PIMCO Money Market Portfolio B                        153,255
    Met Investors PIMCO Total Return Bond Portfolio B                   137,378
    Met Investors T Rowe Price Mid Cap Growth Portfolio B                 9,850
    Met Investors MFS Research International Portfolio B                 33,859
    Met Investors AIM Mid Cap Core Equity Portfolio B                     7,067
    Met Investors Third Avenue Small Cap Value Portfolio B               10,427
    MetLife Davis Venture Value Fund E                                  174,146
    MetLife Harris Oakmark Focused Value Fund B                          82,092
    MetLife Jennison Growth Portfolio B                                   9,219
                                                                 --------------
                                                                 $      899,222
                                                                 --------------
       Total Net Assets                                          $6,367,314,032
                                                                 ==============

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2003

                                                                                               Met Investors
                                                  ------------------------------------------------------------------------------
                                                    Lord Abbett    Lord Abbett    Lord Abbett   Lord Abbett       JP Morgan
                                                     Growth &       Growth &         Bond          Bond            Quality
                                                      Income         Income        Debenture     Debenture          Bond
                                                     Portfolio     Portfolio B     Portfolio    Portfolio B       Portfolio
                                                  --------------  -------------  ------------- -------------    -------------
Income:
  Dividends                                       $    2,993,767      2,396,162         15,506     7,582,717        1,330,119
                                                  --------------  -------------  ------------- -------------    -------------
Expenses:
  Mortality and expense risk                           2,883,632      4,740,456          4,460     3,829,632          392,448
  Administrative fee                                     585,000        856,723            500       686,584           80,300
                                                  --------------  -------------  ------------- -------------    -------------
    Total expenses                                     3,468,632      5,597,179          4,960     4,516,216          472,748
                                                  --------------  -------------  ------------- -------------    -------------
    Net investment income (loss)                        (474,865)    (3,201,017)        10,546     3,066,501          857,371
                                                  --------------  -------------  ------------- -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares        (10,538,981)        (8,478)        19,636     1,053,682          419,961
  Realized gain distributions                                  -              -              -             -                -
                                                  --------------  -------------  ------------- -------------    -------------
    Net realized gain (loss)                         (10,538,981)        (8,478)        19,636     1,053,682          419,961
                                                  --------------  -------------  ------------- -------------    -------------
Change in unrealized appreciation (depreciation)      79,535,337    103,296,681         38,036    38,206,055         (402,827)
                                                  --------------  -------------  ------------- -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $   68,521,491    100,087,186         68,218    42,326,238          874,505
                                                  ==============  =============  ============= =============    =============

                                                  ------------------------
                                                      Met/           Met/
                                                     Putnam         Putnam
                                                    Research       Research
                                                    Portfolio     Portfolio B
                                                  -------------  -------------
Income:
  Dividends                                               6,738              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                            217,401        643,042
  Administrative fee                                     55,630        115,906
                                                  -------------  -------------
    Total expenses                                      273,031        758,948
                                                  -------------  -------------
    Net investment income (loss)                       (266,293)      (758,948)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          (453,002)      (107,147)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                           (453,002)      (107,147)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)      5,364,572     11,223,620
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       4,645,277     10,357,525
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2003

                                                                                                Met Investors
                                                  ------------------------------------------------------------------------------
                                                   Oppenheimer         PIMCO          PIMCO          Janus          PIMCO
                                                     Capital         Inflation        Money       Aggressive     Total Return
                                                   Appreciation   Protected Bond     Market         Growth           Bond
                                                   Portfolio B    Portfolio B (a)  Portfolio B    Portfolio B     Portfolio
                                                  --------------  --------------- -------------  -------------  -------------
Income:
  Dividends                                       $            -         796,252        505,127              -        255,450
                                                  --------------   -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                           3,061,780       1,577,758      1,822,891      1,282,511        249,321
  Administrative fee                                     551,626         277,710        328,325        231,042         60,270
                                                  --------------   -------------  -------------  -------------  -------------
    Total expenses                                     3,613,406       1,855,468      2,151,216      1,513,553        309,591
                                                  --------------   -------------  -------------  -------------  -------------
    Net investment income (loss)                      (3,613,406)     (1,059,216)    (1,646,089)    (1,513,553)       (54,141)
                                                  --------------   -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               (573)              -              -         29,372        696,906
  Realized gain distributions                                  -       5,184,054              -              -        209,796
                                                  --------------   -------------  -------------  -------------  -------------
    Net realized gain (loss)                                (573)      5,184,054              -         29,372        906,702
                                                  --------------   -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)      60,680,428       2,075,094              -     26,337,281        (88,845)
                                                  --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $   57,066,449       6,199,932     (1,646,089)    24,853,100        763,716
                                                  ==============   =============  =============  =============  =============

                                                  ---------------------------
                                                      PIMCO
                                                   Total Return      PIMCO
                                                       Bond       Innovation
                                                   Portfolio B   Portfolio (a)
                                                  -------------  -------------
Income:
  Dividends                                           5,066,621              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                          5,141,448          2,818
  Administrative fee                                    931,989              -
                                                  -------------  -------------
    Total expenses                                    6,073,437          2,818
                                                  -------------  -------------
    Net investment income (loss)                     (1,006,816)        (2,818)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         3,769,151          4,056
  Realized gain distributions                         4,368,096              -
                                                  -------------  -------------
    Net realized gain (loss)                          8,137,247          4,056
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)      2,138,500         55,774
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       9,268,931         57,012
                                                  =============  =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2003

                                                                                                Met Investors
                                                  -----------------------------------------------------------------------------
                                                                   T Rowe Price       MFS            AIM            AIM
                                                       PIMCO         Mid Cap       Research       Small Cap      Small Cap
                                                    Innovation        Growth     International     Growth         Growth
                                                    Portfolio B    Portfolio B    Portfolio B   Portfolio (a)   Portfolio B
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $            -              -        680,298              -              -
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                             317,238      1,476,428      1,041,524          1,804      1,063,224
  Administrative fee                                      56,483        266,659        189,932              -        192,351
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                       373,721      1,743,087      1,231,456          1,804      1,255,575
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                        (373,721)    (1,743,087)      (551,158)        (1,804)    (1,255,575)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (189,629)       (17,543)       201,866         13,265        219,596
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                            (189,629)       (17,543)       201,866         13,265        219,596
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)       9,550,569     34,788,215     24,339,743         22,604     25,849,273
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $    8,987,219     33,027,585     23,990,451         34,065     24,813,294
                                                  ==============  =============  =============  =============  =============

                                                  ---------------------------
                                                       AIM          Harris
                                                     Mid Cap        Oakmark
                                                   Core Equity   International
                                                   Portfolio B    Portfolio B
                                                  -------------  -------------
Income:
  Dividends                                           1,138,558      1,522,348
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                          1,024,434      1,110,688
  Administrative fee                                    183,673        197,674
                                                  -------------  -------------
    Total expenses                                    1,208,107      1,308,362
                                                  -------------  -------------
    Net investment income (loss)                        (69,549)       213,986
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (10,930)       (50,029)
  Realized gain distributions                                 -        489,525
                                                  -------------  -------------
    Net realized gain (loss)                            (10,930)       439,496
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)     18,668,662     32,012,248
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                      18,588,183     32,665,730
                                                  =============  =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2003

                                                          Met Investors
                                                  -----------------------------      --------------
                                                   Third Avenue      Third Avenue
                                                     Small Cap        Small Cap         Premier
                                                       Value            Value           Equity
                                                   Portfolio (a)     Portfolio B         Fund
                                                  --------------    -------------    -------------
Income:
  Dividends                                       $        1,964          502,815            4,258
                                                  --------------    -------------    -------------
Expenses:
  Mortality and expense risk                               2,293        1,424,675           17,786
  Administrative fee                                           -          254,379            1,887
                                                  --------------    -------------    -------------
    Total expenses                                         2,293        1,679,054           19,673
                                                  --------------    -------------    -------------
    Net investment income (loss)                            (329)      (1,176,239)         (15,415)
                                                  --------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              2,439           26,824          (95,670)
  Realized gain distributions                              3,389        1,296,167                -
                                                  --------------    -------------    -------------
    Net realized gain (loss)                               5,828        1,322,991          (95,670)
                                                  --------------    -------------    -------------
Change in unrealized appreciation (depreciation)          61,093       38,801,843          405,709
                                                  --------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $       66,592       38,948,595          294,624
                                                  ==============    =============    =============

                                                                AIM                                       MFS
                                                  --------------------------------------------       -------------

                                                     Capital       International
                                                   Appreciation       Growth           Balanced         Research
                                                       Fund            Fund              Fund            Series
                                                  -------------    -------------    -------------    -------------
Income:
  Dividends                                                   -            3,169           21,776            2,376
                                                  -------------    -------------    -------------    -------------
Expenses:
  Mortality and expense risk                              9,205            7,323           12,841            4,472
  Administrative fee                                        982              770            2,800              482
                                                  -------------    -------------    -------------    -------------
    Total expenses                                       10,187            8,093           15,641            4,954
                                                  -------------    -------------    -------------    -------------
    Net investment income (loss)                        (10,187)          (4,924)           6,135           (2,578)
                                                  -------------    -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (72,431)         (44,012)         (55,483)         (32,903)
  Realized gain distributions                                 -                -                -                -
                                                  -------------    -------------    -------------    -------------
    Net realized gain (loss)                            (72,431)         (44,012)         (55,483)         (32,903)
                                                  -------------    -------------    -------------    -------------
Change in unrealized appreciation (depreciation)        258,319          191,317          199,770          108,011
                                                  -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         175,701          142,381          150,422           72,530
                                                  =============    =============    =============    =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2003

                                                               MFS                                             Oppenheimer
                                                  -----------------------------  ---------------------------------------------
                                                                                  Main Street
                                                     Investors         New         Growth &
                                                       Trust        Discovery       Income          Bond          Money
                                                      Series         Series          Fund           Fund          Fund
                                                  --------------  -------------  -------------  ------------- -------------
Income:
  Dividends                                       $        1,224              -         14,619         23,813         6,929
                                                  --------------  -------------  -------------  ------------- -------------
Expenses:
  Mortality and expense risk                               2,310          4,113         19,209          5,520         8,423
  Administrative fee                                         245            453          2,044            589         1,800
                                                  --------------  -------------  -------------  ------------- -------------
    Total expenses                                         2,555          4,566         21,253          6,109        10,223
                                                  --------------  -------------  -------------  ------------- -------------
    Net investment income (loss)                          (1,331)        (4,566)        (6,634)        17,704        (3,294)
                                                  --------------  -------------  -------------  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             (7,103)       (38,979)       (63,615)           517             -
  Realized gain distributions                                  -              -              -              -             -
                                                  --------------  -------------  -------------  ------------- -------------
    Net realized gain (loss)                              (7,103)       (38,979)       (63,615)           517             -
                                                  --------------  -------------  -------------  ------------- -------------
Change in unrealized appreciation (depreciation)          42,890        130,599        406,032          3,878             -
                                                  --------------  -------------  -------------  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $       34,456         87,054        335,783         22,099        (3,294)
                                                  ==============  =============  =============  ============= =============

                                                  ---------------------------
                                                   Main Street
                                                      Small          Strategic
                                                       Cap             Bond
                                                   Growth Fund         Fund
                                                  -------------    -------------
Income:
  Dividends                                                   -           16,090
                                                  -------------    -------------
Expenses:
  Mortality and expense risk                              1,639            3,130
  Administrative fee                                        350              361
                                                  -------------    -------------
    Total expenses                                        1,989            3,491
                                                  -------------    -------------
    Net investment income (loss)                         (1,989)          12,599
                                                  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (2,047)             141
  Realized gain distributions                                 -                -
                                                  -------------    -------------
    Net realized gain (loss)                             (2,047)             141
                                                  -------------    -------------
Change in unrealized appreciation (depreciation)         54,353           24,587
                                                  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                          50,317           37,327
                                                  =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2003

                                                                                                  Fidelity
                                                  ------------------------------------------------------------------
                                                       Asset
                                                      Manager        Growth          Contrafund       Overseas
                                                     Portfolio      Portfolio        Portfolio        Portfolio
                                                  --------------  -------------    -------------    -------------
Income:
  Dividends                                       $    5,827,007        623,982          983,616           91,552
                                                  --------------  -------------    -------------    -------------
Expenses:
  Mortality and expense risk                           1,829,757      2,714,311        2,511,346          110,027
  Administrative fee                                     408,500        540,000          468,000           26,360
                                                  --------------  -------------    -------------    -------------
    Total expenses                                     2,238,257      3,254,311        2,979,346          136,387
                                                  --------------  -------------    -------------    -------------
    Net investment income (loss)                       3,588,750     (2,630,329)      (1,995,730)         (44,835)
                                                  --------------  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         (4,651,518)   (16,397,960)      (1,627,928)      (1,261,416)
  Realized gain distributions                                  -              -                -                -
                                                  --------------  -------------    -------------    -------------
    Net realized gain (loss)                          (4,651,518)   (16,397,960)      (1,627,928)      (1,261,416)
                                                  --------------  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)      25,905,819     83,691,437       56,105,559        5,096,073
                                                  --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $   24,843,051     64,663,148       52,481,901        3,789,822
                                                  ==============  =============    =============    =============

                                                  --------------------------------------
                                                     Equity-         Index            Money
                                                     Income           500            Market
                                                    Portfolio      Portfolio        Portfolio
                                                  -------------  -------------    -------------
Income:
  Dividends                                             430,293      3,072,856          306,459
                                                  -------------  -------------    -------------
Expenses:
  Mortality and expense risk                            293,211      2,087,526          303,708
  Administrative fee                                     29,081        458,868           70,772
                                                  -------------  -------------    -------------
    Total expenses                                      322,292      2,546,394          374,480
                                                  -------------  -------------    -------------
    Net investment income (loss)                        108,001        526,462          (68,021)
                                                  -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          (807,406)   (14,361,585)               -
  Realized gain distributions                                 -              -                -
                                                  -------------  -------------    -------------
    Net realized gain (loss)                           (807,406)   (14,361,585)               -
                                                  -------------  -------------    -------------
Change in unrealized appreciation (depreciation)      6,483,503     57,042,919                -
                                                  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                       5,784,098     43,207,796          (68,021)
                                                  =============  =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2003

                                                     Scudder I                                             MetLife
                                                  --------------  -----------------------------------------------------------------
                                                                      Davis            Davis            Harris         Harris
                                                                     Venture          Venture          Oakmark        Oakmark
                                                   International      Value            Value           Focused        Focused
                                                     Portfolio       Fund (a)         Fund E        Value Fund (a)  Value Fund B
                                                  --------------  -------------    -------------    -------------- -------------
Income:
  Dividends                                       $      133,048              -          670,195                -        111,223
                                                  --------------  -------------    -------------    -------------  -------------
Expenses:
  Mortality and expense risk                             208,946          3,388        3,371,430           11,975      3,194,599
  Administrative fee                                      35,000              -          611,775                -        576,839
                                                  --------------  -------------    -------------    -------------  -------------
    Total expenses                                       243,946          3,388        3,983,205           11,975      3,771,438
                                                  --------------  -------------    -------------    -------------  -------------
    Net investment income (loss)                        (110,898)        (3,388)      (3,313,010)         (11,975)    (3,660,215)
                                                  --------------  -------------    -------------    -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         (1,728,672)           264         (102,267)             556         (5,872)
  Realized gain distributions                                  -              -                -                -              -
                                                  --------------  -------------    -------------    -------------  -------------
    Net realized gain (loss)                          (1,728,672)           264         (102,267)             556         (5,872)
                                                  --------------  -------------    -------------    -------------  -------------
Change in unrealized appreciation (depreciation)       6,214,219         88,012       74,510,314          355,482     74,648,276
                                                  --------------  -------------    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $    4,374,649         84,888       71,095,037          344,063     70,982,189
                                                  ==============  =============    =============    =============  =============

                                                  -----------------------
                                                                        MFS
                                                    Jennison           Total
                                                     Growth            Return
                                                   Portfolio B       Series (a)
                                                  -------------    -------------
Income:
  Dividends                                             136,299                -
                                                  -------------    -------------
Expenses:
  Mortality and expense risk                          1,337,527            2,927
  Administrative fee                                    241,239                -
                                                  -------------    -------------
    Total expenses                                    1,578,766            2,927
                                                  -------------    -------------
    Net investment income (loss)                     (1,442,467)          (2,927)
                                                  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         1,849,073              774
  Realized gain distributions                                 -                -
                                                  -------------    -------------
    Net realized gain (loss)                          1,849,073              774
                                                  -------------    -------------
Change in unrealized appreciation (depreciation)     25,140,667           46,065
                                                  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                      25,547,273           43,912
                                                  =============    =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2003

                                                                                                   MetLife
                                                  -------------------------------------------------------------------------------
                                                      Putnam                        Russell         Met/
                                                   International      Janus          2000          Putnam             SSR
                                                       Stock         Mid Cap         Index         Voyager          Aurora
                                                     Portfolio      Portfolio      Portfolio     Portfolio A     Portfolio (a)
                                                  --------------  -------------  -------------  -------------    -------------
Income:
  Dividends                                       $        1,973              -          2,669              -                -
                                                  --------------  -------------  -------------  -------------    -------------
Expenses:
  Mortality and expense risk                               4,088          8,932          9,763          4,426            9,354
  Administrative fee                                         413          1,900          2,000            461                -
                                                  --------------  -------------  -------------  -------------    -------------
    Total expenses                                         4,501         10,832         11,763          4,887            9,354
                                                  --------------  -------------  -------------  -------------    -------------
    Net investment income (loss)                          (2,528)       (10,832)        (9,094)        (4,887)          (9,354)
                                                  --------------  -------------  -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (23,229)      (119,488)        10,428        (40,469)           3,784
  Realized gain distributions                                  -              -              -              -                -
                                                  --------------  -------------  -------------  -------------    -------------
    Net realized gain (loss)                             (23,229)      (119,488)        10,428        (40,469)           3,784
                                                  --------------  -------------  -------------  -------------    -------------
Change in unrealized appreciation (depreciation)         106,170        347,581        341,057        119,930          348,713
                                                  --------------  -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $       80,413        217,261        342,391         74,574          343,143
                                                  ==============  =============  =============  =============    =============

                                                  -------------------------
                                                                      SSR
                                                       SSR         Large Cap
                                                   Bond Income       Value
                                                  Portfolio (a)  Portfolio (a)
                                                  -------------  -------------
Income:
  Dividends                                                   -          1,361
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              2,565            731
  Administrative fee                                          -              -
                                                  -------------  -------------
    Total expenses                                        2,565            731
                                                  -------------  -------------
    Net investment income (loss)                         (2,565)           630
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               108           (106)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                                108           (106)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)         12,545         20,377
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          10,088         20,901
                                                  =============  =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2003

                                                                                                    MetLife
                                                  ----------------------------------------------------------------
                                                                                                        Lehman
                                                       Stock            Stock            Alger         Brothers
                                                       Index            Index            Equity       Aggregate
                                                   Portfolio (a)     Portfolio B       Growth (a)   Bond Index (a)
                                                  --------------    -------------    -------------  --------------
Income:
  Dividends                                       $            -        1,044,199                -              -
                                                  --------------    -------------    -------------  -------------
Expenses:
  Mortality and expense risk                             291,546        1,149,358              975          3,040
  Administrative fee                                      58,930          205,282                -              -
                                                  --------------    -------------    -------------  -------------
    Total expenses                                       350,476        1,354,640              975          3,040
                                                  --------------    -------------    -------------  -------------
    Net investment income (loss)                        (350,476)        (310,441)            (975)        (3,040)
                                                  --------------    -------------    -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            106,930          193,706              340         (1,569)
  Realized gain distributions                                  -                -                -              -
                                                  --------------    -------------    -------------  -------------
    Net realized gain (loss)                             106,930          193,706              340         (1,569)
                                                  --------------    -------------    -------------  -------------
Change in unrealized appreciation (depreciation)       7,763,978       21,269,435           20,041          8,123
                                                  --------------    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $    7,520,432       21,152,700           19,406          3,514
                                                  ==============    =============    =============  =============

                                                  -------------------------------------------

                                                                    Harris Oakmark Morgan Stanley
                                                     FI Mid Cap       Large Cap         EAFE
                                                  Opportunities (a)   Value (a)      Index (a)
                                                  ----------------- -------------- --------------
Income:
  Dividends                                                     -               -              -
                                                    -------------   -------------  -------------
Expenses:
  Mortality and expense risk                                3,090           5,942          5,931
  Administrative fee                                            -               -              -
                                                    -------------   -------------  -------------
    Total expenses                                          3,090           5,942          5,931
                                                    -------------   -------------  -------------
    Net investment income (loss)                           (3,090)         (5,942)        (5,931)
                                                    -------------   -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               3,384             316         74,614
  Realized gain distributions                              10,704               -              -
                                                    -------------   -------------  -------------
    Net realized gain (loss)                               14,088             316         74,614
                                                    -------------   -------------  -------------
Change in unrealized appreciation (depreciation)           88,530         129,746         96,659
                                                    -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            99,528         124,120        165,342
                                                    =============   =============  =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2003

                                                      MetLife                        Van Kampen
                                                  --------------    -------------------------------------------    --------------

                                                        Mid            Emerging                        Growth &       American
                                                     Cap Stock          Growth       Enterprise         Income        Leaders
                                                     Index (a)           Fund           Fund             Fund         Fund II
                                                  --------------    -------------  -------------    -------------  -------------
Income:
  Dividends                                       $            -                -            826            2,255          9,901
                                                  --------------    -------------  -------------    -------------  -------------
Expenses:
  Mortality and expense risk                               5,905            5,745          1,875            3,087          6,807
  Administrative fee                                           -            1,100            350              600          1,409
                                                  --------------    -------------  -------------    -------------  -------------
    Total expenses                                         5,905            6,845          2,225            3,687          8,216
                                                  --------------    -------------  -------------    -------------  -------------
    Net investment income (loss)                          (5,905)          (6,845)        (1,399)          (1,432)         1,685
                                                  --------------    -------------  -------------    -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              5,458          (62,002)        (7,910)            (566)       (24,215)
  Realized gain distributions                                  -                -              -                -              -
                                                  --------------    -------------  -------------    -------------  -------------
    Net realized gain (loss)                               5,458          (62,002)        (7,910)            (566)       (24,215)
                                                  --------------    -------------  -------------    -------------  -------------
Change in unrealized appreciation (depreciation)         144,303          179,009         43,499           67,709        158,025
                                                  --------------    -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      143,856          110,162         34,190           65,711        135,495
                                                  ==============    =============  =============    =============  =============

                                                     Federated
                                                  -----------------------------

                                                      High          Growth
                                                   Income Bond     Strategic
                                                     Fund II        Fund II
                                                  -------------  -------------
Income:
  Dividends                                              19,418              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              2,982          2,148
  Administrative fee                                        601            400
                                                  -------------  -------------
    Total expenses                                        3,583          2,548
                                                  -------------  -------------
    Net investment income (loss)                         15,835         (2,548)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (3,235)       (16,005)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                             (3,235)       (16,005)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)         34,423         77,183
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          47,023         58,630
                                                  =============  =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2003

                                                     Federated        Neuberger        Alger
                                                  --------------    -------------  --------------   ----------------
                                                      Equity                           Small
                                                      Income           Genesis     Capitalization       Growth
                                                      Fund II           Trust           Fund             Fund
                                                  --------------    -------------  --------------   -------------
Income:
  Dividends                                       $        5,835                -              -           21,511
                                                  --------------    -------------  -------------    -------------
Expenses:
  Mortality and expense risk                               3,512            1,054        578,156           67,928
  Administrative fee                                         705              380        123,008           25,150
                                                  --------------    -------------  -------------    -------------
    Total expenses                                         4,217            1,434        701,164           93,078
                                                  --------------    -------------  -------------    -------------
    Net investment income (loss)                           1,618           (1,434)      (701,164)         (71,567)
                                                  --------------    -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (17,041)         156,865     (5,252,739)      (9,975,488)
  Realized gain distributions                                  -                8              -                -
                                                  --------------    -------------  -------------    -------------
    Net realized gain (loss)                             (17,041)         156,873     (5,252,739)      (9,975,488)
                                                  --------------    -------------  -------------    -------------
Change in unrealized appreciation (depreciation)          83,956         (160,697)    23,298,902       13,059,440
                                                  --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $       68,533           (5,258)    17,344,999        3,012,385
                                                  ==============    =============  =============    =============

                                                     T Rowe                             Janus
                                                  ---------------------------       -------------
                                                                       Prime            Aspen
                                                  International       Reserve         Worldwide
                                                   Stock Fund          Fund            Growth
                                                  -------------    -------------    -------------
Income:
  Dividends                                              11,732           11,823               65
                                                  -------------    -------------    -------------
Expenses:
  Mortality and expense risk                              7,018           11,309            1,713
  Administrative fee                                      2,500            4,205              580
                                                  -------------    -------------    -------------
    Total expenses                                        9,518           15,514            2,293
                                                  -------------    -------------    -------------
    Net investment income (loss)                          2,214           (3,691)          (2,228)
                                                  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares        (2,170,223)               -       (3,519,195)
  Realized gain distributions                             2,707                -                -
                                                  -------------    -------------    -------------
    Net realized gain (loss)                         (2,167,516)               -       (3,519,195)
                                                  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)      2,421,369                -        3,562,040
                                                  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         256,067           (3,691)          40,617
                                                  =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2003

                                                                    American
                                                  --------------------------------------------
                                                      Global
                                                      Small                        Growth &
                                                  Capitalization      Growth        Income
                                                     Fund (a)        Fund (a)      Fund (a)           Total
                                                  --------------  -------------  -------------    -------------
Income:
  Dividends                                       $          481          6,302         35,149       38,450,726
                                                  --------------  -------------  -------------    -------------
Expenses:
  Mortality and expense risk                               4,422         27,701         17,718       53,637,376
  Administrative fee                                           -              -              -       10,011,927
                                                  --------------  -------------  -------------    -------------
    Total expenses                                         4,422         27,701         17,718       63,649,303
                                                  --------------  -------------  -------------    -------------
    Net investment income (loss)                          (3,941)       (21,399)        17,431      (25,198,577)
                                                  --------------  -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              6,885            662          3,541      (65,091,559)
  Realized gain distributions                                  -              -              -       11,564,446
                                                  --------------  -------------  -------------    -------------
    Net realized gain (loss)                               6,885            662          3,541      (53,527,113)
                                                  --------------  -------------  -------------    -------------
Change in unrealized appreciation (depreciation)         134,325        611,512        404,263    1,004,499,912
                                                  --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $      137,269        590,775        425,235      925,774,222
                                                  ==============  =============  =============    =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2003

                                                                                                 Met Investors
                                                    ----------------------------------------------------------------
                                                      Lord Abbett    Lord Abbett      Lord Abbett      Lord Abbett
                                                       Growth &       Growth &           Bond             Bond
                                                        Income         Income          Debenture        Debenture
                                                       Portfolio     Portfolio B       Portfolio       Portfolio B
                                                    --------------  -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (474,865)    (3,201,017)          10,546        3,066,501
  Net realized gain (loss)                             (10,538,981)        (8,478)          19,636        1,053,682
  Change in unrealized appreciation (depreciation)      79,535,337    103,296,681           38,036       38,206,055
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         68,521,491    100,087,186           68,218       42,326,238
                                                    --------------  -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -           (322)               -             (532)
  Payments received from contract owners                19,613,525    260,422,193           17,695      222,862,988
  Transfers between sub-accounts (including fixed
   account), net                                        (7,550,610)   122,241,842          802,554      117,771,785
  Transfers for contract benefits and terminations     (39,311,746)   (15,117,838)               -      (13,141,993)
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                             (27,248,831)   367,545,875          820,249      327,492,248
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets               41,272,660    467,633,061          888,467      369,818,486
Net assets at beginning of period                      256,901,296    158,468,844          108,777      115,255,304
                                                    --------------  -------------    -------------    -------------
Net assets at end of period                         $  298,173,956    626,101,905          997,244      485,073,790
                                                    ==============  =============    =============    =============

                                                    ---------------------------------------
                                                      JP Morgan          Met/             Met/
                                                       Quality          Putnam           Putnam
                                                        Bond           Research         Research
                                                      Portfolio        Portfolio       Portfolio B
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            857,371         (266,293)        (758,948)
  Net realized gain (loss)                                419,961         (453,002)        (107,147)
  Change in unrealized appreciation (depreciation)       (402,827)       5,364,572       11,223,620
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                           874,505        4,645,277       10,357,525
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                  -                -             (281)
  Payments received from contract owners                4,009,305           85,903       25,640,188
  Transfers between sub-accounts (including fixed
   account), net                                       (3,343,771)          73,360        7,933,788
  Transfers for contract benefits and terminations     (6,610,028)      (5,048,268)      (2,509,954)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                             (5,944,494)      (4,889,005)      31,063,741
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets              (5,069,989)        (243,728)      41,421,266
Net assets at beginning of period                      38,254,147       23,034,334       27,062,105
                                                    -------------    -------------    -------------
Net assets at end of period                            33,184,158       22,790,606       68,483,371
                                                    =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2003

                                                                                                  Met Investors
                                                    -----------------------------------------------------------------
                                                     Oppenheimer           PIMCO          PIMCO          Janus
                                                       Capital           Inflation        Money       Aggressive
                                                     Appreciation     Protected Bond     Market         Growth
                                                     Portfolio B      Portfolio B (a)  Portfolio B    Portfolio B
                                                    --------------    --------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (3,613,406)       (1,059,216)    (1,646,089)    (1,513,553)
  Net realized gain (loss)                                    (573)        5,184,054              -         29,372
  Change in unrealized appreciation (depreciation)      60,680,428         2,075,094              -     26,337,281
                                                    --------------     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         57,066,449         6,199,932     (1,646,089)    24,853,100
                                                    --------------     -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -                 7              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                (198)                -           (194)          (419)
  Payments received from contract owners               188,753,265       121,735,770    133,547,824     86,760,521
  Transfers between sub-accounts (including fixed
   account), net                                        71,858,634       144,006,005    (85,041,381)    31,646,467
  Transfers for contract benefits and terminations      (8,041,312)       (4,147,107)   (20,037,004)    (3,243,271)
                                                    --------------     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             252,570,389       261,594,675     28,469,245    115,163,298
                                                    --------------     -------------  -------------  -------------
    Net increase (decrease) in net assets              309,636,838       267,794,607     26,823,156    140,016,398
Net assets at beginning of period                       97,837,161                 -     90,464,302     36,902,162
                                                    --------------     -------------  -------------  -------------
Net assets at end of period                         $  407,473,999       267,794,607    117,287,458    176,918,560
                                                    ==============     =============  =============  =============

                                                    ----------------------------------------
                                                        PIMCO          PIMCO
                                                     Total Return   Total Return        PIMCO
                                                         Bond           Bond         Innovation
                                                      Portfolio     Portfolio B     Portfolio (a)
                                                    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (54,141)    (1,006,816)          (2,818)
  Net realized gain (loss)                                906,702      8,137,247            4,056
  Change in unrealized appreciation (depreciation)        (88,845)     2,138,500           55,774
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                           763,716      9,268,931           57,012
                                                    -------------  -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -              -                -
  MetLife Investors USA Insurance Company
   redemptions                                                  -           (320)               -
  Payments received from contract owners                  555,459    239,018,306           49,510
  Transfers between sub-accounts (including fixed
   account), net                                        1,553,618     11,715,817          550,134
  Transfers for contract benefits and terminations     (5,672,669)   (18,322,754)         (10,369)
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                             (3,563,592)   232,411,049          589,275
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets              (2,799,876)   241,679,980          646,287
Net assets at beginning of period                      25,486,564    238,270,817                -
                                                    -------------  -------------    -------------
Net assets at end of period                            22,686,688    479,950,797          646,287
                                                    =============  =============    =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2003

                                                                                                  Met Investors
                                                    -------------------------------------------------------------------------------
                                                                     T Rowe Price       MFS              AIM            AIM
                                                         PIMCO         Mid Cap       Research         Small Cap      Small Cap
                                                      Innovation        Growth     International       Growth         Growth
                                                      Portfolio B    Portfolio B    Portfolio B     Portfolio (a)   Portfolio B
                                                    --------------  -------------  -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (373,721)    (1,743,087)      (551,158)          (1,804)    (1,255,575)
  Net realized gain (loss)                                (189,629)       (17,543)       201,866           13,265        219,596
  Change in unrealized appreciation (depreciation)       9,550,569     34,788,215     24,339,743           22,604     25,849,273
                                                    --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          8,987,219     33,027,585     23,990,451           34,065     24,813,294
                                                    --------------  -------------  -------------    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -              -                -              -
  MetLife Investors USA Insurance Company
   redemptions                                                (478)          (262)          (296)               -         (1,257)
  Payments received from contract owners                14,451,983     97,011,990     55,324,638           30,350     72,425,989
  Transfers between sub-accounts (including fixed
   account), net                                         9,838,258     34,773,115     (1,039,158)         310,138     15,214,670
  Transfers for contract benefits and terminations      (1,454,941)    (3,774,959)    (3,173,276)          (6,004)    (2,833,669)
                                                    --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              22,834,822    128,009,884     51,111,908          334,484     84,805,733
                                                    --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets               31,822,041    161,037,469     75,102,359          368,549    109,619,027
Net assets at beginning of period                       10,195,680     42,934,975     46,398,334                -     34,329,159
                                                    --------------  -------------  -------------    -------------  -------------
Net assets at end of period                         $   42,017,721    203,972,444    121,500,693          368,549    143,948,186
                                                    ==============  =============  =============    =============  =============

                                                    -------------------------
                                                         AIM          Harris
                                                       Mid Cap        Oakmark
                                                     Core Equity   International
                                                     Portfolio B    Portfolio B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (69,549)       213,986
  Net realized gain (loss)                                (10,930)       439,496
  Change in unrealized appreciation (depreciation)     18,668,662     32,012,248
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                        18,588,183     32,665,730
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -              -
  MetLife Investors USA Insurance Company
   redemptions                                             (1,284)        (1,543)
  Payments received from contract owners               61,585,611     94,371,544
  Transfers between sub-accounts (including fixed
   account), net                                       46,007,619     60,043,174
  Transfers for contract benefits and terminations     (2,495,851)    (2,343,006)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                            105,096,095    152,070,169
                                                    -------------  -------------
    Net increase (decrease) in net assets             123,684,278    184,735,899
Net assets at beginning of period                      23,276,982     12,688,775
                                                    -------------  -------------
Net assets at end of period                           146,961,260    197,424,674
                                                    =============  =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2003

                                                            Met Investors
                                                    -----------------------------    ----------------
                                                     Third Avenue      Third Avenue
                                                       Small Cap        Small Cap       Premier
                                                         Value            Value         Equity
                                                     Portfolio (a)     Portfolio B       Fund
                                                    --------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $         (329)      (1,176,239)       (15,415)
  Net realized gain (loss)                                   5,828        1,322,991        (95,670)
  Change in unrealized appreciation (depreciation)          61,093       38,801,843        405,709
                                                    --------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             66,592       38,948,595        294,624
                                                    --------------    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -                -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -           (1,570)             -
  Payments received from contract owners                    51,071      107,259,101         (2,966)
  Transfers between sub-accounts (including fixed
   account), net                                           461,106       54,904,636        (36,874)
  Transfers for contract benefits and terminations          (1,690)      (3,056,301)       (82,055)
                                                    --------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 510,487      159,105,866       (121,895)
                                                    --------------    -------------  -------------
    Net increase (decrease) in net assets                  577,079      198,054,461        172,729
Net assets at beginning of period                                -       25,528,634      1,358,722
                                                    --------------    -------------  -------------
Net assets at end of period                         $      577,079      223,583,095      1,531,451
                                                    ==============    =============  =============

                                                                AIM                                   MFS
                                                    ------------------------------------------   -------------

                                                       Capital     International
                                                     Appreciation     Growth         Balanced       Research
                                                         Fund          Fund            Fund          Series
                                                    -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (10,187)        (4,924)         6,135         (2,578)
  Net realized gain (loss)                                (72,431)       (44,012)       (55,483)       (32,903)
  Change in unrealized appreciation (depreciation)        258,319        191,317        199,770        108,011
                                                    -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           175,701        142,381        150,422         72,530
                                                    -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -              -              -
  Payments received from contract owners                    3,595          4,025          3,150         (9,701)
  Transfers between sub-accounts (including fixed
   account), net                                          (21,836)        (2,530)           366         (6,399)
  Transfers for contract benefits and terminations        (70,493)       (37,820)      (133,539)       (40,242)
                                                    -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (88,734)       (36,325)      (130,023)       (56,342)
                                                    -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  86,967        106,056         20,399         16,188
Net assets at beginning of period                         713,339        556,574      1,152,340        359,720
                                                    -------------  -------------  -------------  -------------
Net assets at end of period                               800,306        662,630      1,172,739        375,908
                                                    =============  =============  =============  =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2003

                                                                 MFS                                                  Op
                                                    -----------------------------      ---------------------------------
                                                                                        Main Street
                                                       Investors           New           Growth &
                                                         Trust          Discovery         Income             Bond
                                                        Series           Series            Fund              Fund
                                                    --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (1,331)          (4,566)          (6,634)          17,704
  Net realized gain (loss)                                  (7,103)         (38,979)         (63,615)             517
  Change in unrealized appreciation (depreciation)          42,890          130,599          406,032            3,878
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                             34,456           87,054          335,783           22,099
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -                -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -                -                -                -
  Payments received from contract owners                         -           (9,656)           1,824            6,300
  Transfers between sub-accounts (including fixed
   account), net                                             4,912          (18,786)         (15,669)          18,825
  Transfers for contract benefits and terminations         (16,768)         (49,805)        (111,339)         (23,961)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (11,856)         (78,247)        (125,184)           1,164
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                   22,600            8,807          210,599           23,263
Net assets at beginning of period                          176,867          340,233        1,485,237          419,872
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $      199,467          349,040        1,695,836          443,135
                                                    ==============    =============    =============    =============

                                                    penheimer
                                                    ----------------------------------------
                                                                      Main Street
                                                                         Small          Strategic
                                                        Money             Cap             Bond
                                                        Fund          Growth Fund         Fund
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (3,294)          (1,989)          12,599
  Net realized gain (loss)                                      -           (2,047)             141
  Change in unrealized appreciation (depreciation)              -           54,353           24,587
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            (3,294)          50,317           37,327
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                  -                -                -
  Payments received from contract owners                        -              240              166
  Transfers between sub-accounts (including fixed
   account), net                                         (348,854)          16,829              490
  Transfers for contract benefits and terminations        (16,881)          (8,502)         (34,103)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                               (365,735)           8,567          (33,447)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets                (369,029)          58,884            3,880
Net assets at beginning of period                         910,119          123,379          248,099
                                                    -------------    -------------    -------------
Net assets at end of period                               541,090          182,263          251,979
                                                    =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2003

                                                                                                    Fidelity
                                                    ----------------------------------------------------------------

                                                         Asset
                                                        Manager          Growth        Contrafund     Overseas
                                                       Portfolio        Portfolio      Portfolio      Portfolio
                                                    --------------    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $    3,588,750       (2,630,329)    (1,995,730)       (44,835)
  Net realized gain (loss)                              (4,651,518)     (16,397,960)    (1,627,928)    (1,261,416)
  Change in unrealized appreciation (depreciation)      25,905,819       83,691,437     56,105,559      5,096,073
                                                    --------------    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         24,843,051       64,663,148     52,481,901      3,789,822
                                                    --------------    -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -                -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -                -              -              -
  Payments received from contract owners                11,059,497       22,745,698     20,674,012        217,854
  Transfers between sub-accounts (including fixed
   account), net                                        (4,610,577)      (8,545,847)    (5,253,201)        86,744
  Transfers for contract benefits and terminations     (20,510,654)     (32,090,528)   (19,249,685)    (2,034,089)
                                                    --------------    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (14,061,734)     (17,890,677)    (3,828,874)    (1,729,491)
                                                    --------------    -------------  -------------  -------------
    Net increase (decrease) in net assets               10,781,317       46,772,471     48,653,027      2,060,331
Net assets at beginning of period                      162,779,061      222,487,040    200,852,938     10,274,025
                                                    --------------    -------------  -------------  -------------
Net assets at end of period                         $  173,560,378      269,259,511    249,505,965     12,334,356
                                                    ==============    =============  =============  =============

                                                    ----------------------------------------

                                                       Equity-           Index          Money
                                                       Income             500          Market
                                                      Portfolio        Portfolio      Portfolio
                                                    -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            108,001          526,462        (68,021)
  Net realized gain (loss)                               (807,406)     (14,361,585)             -
  Change in unrealized appreciation (depreciation)      6,483,503       57,042,919              -
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         5,784,098       43,207,796        (68,021)
                                                    -------------    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -                -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -                -              -
  Payments received from contract owners                   80,351       15,170,894      6,932,123
  Transfers between sub-accounts (including fixed
   account), net                                         (403,381)     (72,470,331)    (5,357,390)
  Transfers for contract benefits and terminations     (2,820,510)     (23,222,948)    (5,746,401)
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (3,143,540)     (80,522,385)    (4,171,668)
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets               2,640,558      (37,314,589)    (4,239,689)
Net assets at beginning of period                      22,635,288      202,226,966     30,912,721
                                                    -------------    -------------  -------------
Net assets at end of period                            25,275,846      164,912,377     26,673,032
                                                    =============    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2003

                                                       Scudder I                                             MetLife
                                                    --------------  -----------------------------------------------------------
                                                                        Davis          Davis          Harris         Harris
                                                                       Venture        Venture        Oakmark        Oakmark
                                                     International      Value          Value         Focused        Focused
                                                       Portfolio       Fund (a)       Fund E      Value Fund (a)  Value Fund B
                                                    --------------  -------------  -------------  -------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (110,898)        (3,388)    (3,313,010)       (11,975)    (3,660,215)
  Net realized gain (loss)                              (1,728,672)           264       (102,267)           556         (5,872)
  Change in unrealized appreciation (depreciation)       6,214,219         88,012     74,510,314        355,482     74,648,276
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          4,374,649         84,888     71,095,037        344,063     70,982,189
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -            (42)             -            (52)
  Payments received from contract owners                 2,912,417         82,244    187,975,968        565,168    167,425,874
  Transfers between sub-accounts (including fixed
   account), net                                        (1,001,568)       626,320     45,469,829      2,768,656     67,493,776
  Transfers for contract benefits and terminations      (1,032,892)       (11,121)   (11,408,815)       (35,531)    (9,899,063)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 877,957        697,443    222,036,940      3,298,293    225,020,535
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                5,252,606        782,331    293,131,977      3,642,356    296,002,724
Net assets at beginning of period                       16,026,962              -    128,844,921              -    113,939,326
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   21,279,568        782,331    421,976,898      3,642,356    409,942,050
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                                        MFS
                                                      Jennison         Total
                                                       Growth          Return
                                                     Portfolio B     Series (a)
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                         (1,442,467)        (2,927)
  Net realized gain (loss)                              1,849,073            774
  Change in unrealized appreciation (depreciation)     25,140,667         46,065
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                        25,547,273         43,912
                                                    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                (47)             -
  Payments received from contract owners              115,370,120        120,657
  Transfers between sub-accounts (including fixed
   account), net                                        4,486,868        614,370
  Transfers for contract benefits and terminations     (3,407,507)       (12,985)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                            116,449,434        722,042
                                                    -------------  -------------
    Net increase (decrease) in net assets             141,996,707        765,954
Net assets at beginning of period                      42,025,982              -
                                                    -------------  -------------
Net assets at end of period                           184,022,689        765,954
                                                    =============  =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2003

                                                                                                     MetLife
                                                    ------------------------------------------------------------------
                                                        Putnam                            Russell           Met/
                                                     International        Janus            2000            Putnam
                                                         Stock           Mid Cap           Index           Voyager
                                                       Portfolio        Portfolio        Portfolio       Portfolio A
                                                    --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (2,528)         (10,832)          (9,094)          (4,887)
  Net realized gain (loss)                                 (23,229)        (119,488)          10,428          (40,469)
  Change in unrealized appreciation (depreciation)         106,170          347,581          341,057          119,930
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                             80,413          217,261          342,391           74,574
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -                -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -                -                -                -
  Payments received from contract owners                         -            5,687          174,766              885
  Transfers between sub-accounts (including fixed
   account), net                                            29,057           65,277        1,563,207           44,506
  Transfers for contract benefits and terminations         (21,045)         (83,195)        (231,104)         (27,282)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                   8,012          (12,231)       1,506,869           18,109
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                   88,425          205,030        1,849,260           92,683
Net assets at beginning of period                          276,753          703,693          378,497          326,304
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $      365,178          908,723        2,227,757          418,987
                                                    ==============    =============    =============    =============

                                                    --------------------------------------
                                                                                         SSR
                                                         SSR              SSR         Large Cap
                                                       Aurora         Bond Income       Value
                                                    Portfolio (a)    Portfolio (a)  Portfolio (a)
                                                    -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (9,354)          (2,565)           630
  Net realized gain (loss)                                  3,784              108           (106)
  Change in unrealized appreciation (depreciation)        348,713           12,545         20,377
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           343,143           10,088         20,901
                                                    -------------    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -                -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -                -              -
  Payments received from contract owners                  269,110           88,642         23,374
  Transfers between sub-accounts (including fixed
   account), net                                        2,174,389          572,884        169,762
  Transfers for contract benefits and terminations        (34,948)         (14,063)        (1,890)
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              2,408,551          647,463        191,246
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets               2,751,694          657,551        212,147
Net assets at beginning of period                               -                -              -
                                                    -------------    -------------  -------------
Net assets at end of period                             2,751,694          657,551        212,147
                                                    =============    =============  =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2003

                                                                                                      MetLife
                                                    ------------------------------------------------------------------
                                                                                                          Lehman
                                                         Stock          Stock            Alger           Brothers
                                                         Index          Index            Equity         Aggregate
                                                     Portfolio (a)   Portfolio B       Growth (a)     Bond Index (a)
                                                    --------------  -------------    -------------    --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (350,476)      (310,441)            (975)          (3,040)
  Net realized gain (loss)                                 106,930        193,706              340           (1,569)
  Change in unrealized appreciation (depreciation)       7,763,978     21,269,435           20,041            8,123
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                          7,520,432     21,152,700           19,406            3,514
                                                    --------------  -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -           (879)               -                -
  Payments received from contract owners                 2,270,143     52,379,728           18,900          146,341
  Transfers between sub-accounts (including fixed
   account), net                                        62,008,296     24,073,826          166,404          572,888
  Transfers for contract benefits and terminations      (2,204,024)    (3,214,862)            (159)         (20,801)
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                              62,074,415     73,237,813          185,145          698,428
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets               69,594,847     94,390,513          204,551          701,942
Net assets at beginning of period                                -     41,490,056                -                -
                                                    --------------  -------------    -------------    -------------
Net assets at end of period                         $   69,594,847    135,880,569          204,551          701,942
                                                    ==============  =============    =============    =============

                                                    -----------------------------------------

                                                                      Harris Oakmark   Morgan Stanley
                                                       FI Mid Cap       Large Cap           EAFE
                                                    Opportunities (a)   Value (a)        Index (a)
                                                    ----------------- --------------   --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               (3,090)         (5,942)          (5,931)
  Net realized gain (loss)                                   14,088             316           74,614
  Change in unrealized appreciation (depreciation)           88,530         129,746           96,659
                                                      -------------   -------------    -------------
    Net increase (decrease) in net assets from
     operations                                              99,528         124,120          165,342
                                                      -------------   -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments                -               -                -
  MetLife Investors USA Insurance Company
   redemptions                                                    -               -                -
  Payments received from contract owners                     98,391         248,630          130,969
  Transfers between sub-accounts (including fixed
   account), net                                            632,576       1,378,139          795,880
  Transfers for contract benefits and terminations          (11,961)         (1,648)         (23,548)
                                                      -------------   -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                  719,006       1,625,121          903,301
                                                      -------------   -------------    -------------
    Net increase (decrease) in net assets                   818,534       1,749,241        1,068,643
Net assets at beginning of period                                 -               -                -
                                                      -------------   -------------    -------------
Net assets at end of period                                 818,534       1,749,241        1,068,643
                                                      =============   =============    =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2003

                                                        MetLife                        Van Kampen
                                                    --------------    -------------------------------------------

                                                          Mid            Emerging                        Growth &
                                                       Cap Stock          Growth       Enterprise         Income
                                                       Index (a)           Fund           Fund             Fund
                                                    --------------    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (5,905)          (6,845)        (1,399)          (1,432)
  Net realized gain (loss)                                   5,458          (62,002)        (7,910)            (566)
  Change in unrealized appreciation (depreciation)         144,303          179,009         43,499           67,709
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            143,856          110,162         34,190           65,711
                                                    --------------    -------------  -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -                -              -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -                -              -                -
  Payments received from contract owners                   185,742              405         (9,701)               -
  Transfers between sub-accounts (including fixed
   account), net                                         1,176,097           17,750         (8,142)          35,761
  Transfers for contract benefits and terminations         (21,596)         (57,744)        (1,784)          (6,985)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                               1,340,243          (39,589)       (19,627)          28,776
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets                1,484,099           70,573         14,563           94,487
Net assets at beginning of period                                -          458,846        155,300          220,658
                                                    --------------    -------------  -------------    -------------
Net assets at end of period                         $    1,484,099          529,419        169,863          315,145
                                                    ==============    =============  =============    =============

                                                                     Federated
                                                    -------------------------------------------

                                                       American          High            Growth
                                                       Leaders        Income Bond       Strategic
                                                       Fund II          Fund II          Fund II
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              1,685           15,835           (2,548)
  Net realized gain (loss)                                (24,215)          (3,235)         (16,005)
  Change in unrealized appreciation (depreciation)        158,025           34,423           77,183
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                           135,495           47,023           58,630
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                  -                -                -
  Payments received from contract owners                    6,180                -              690
  Transfers between sub-accounts (including fixed
   account), net                                          (37,951)           1,712           (7,677)
  Transfers for contract benefits and terminations        (49,996)         (30,074)          (7,662)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                (81,767)         (28,362)         (14,649)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets                  53,728           18,661           43,981
Net assets at beginning of period                         593,612          244,101          158,130
                                                    -------------    -------------    -------------
Net assets at end of period                               647,340          262,762          202,111
                                                    =============    =============    =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2003

                                                       Federated        Neuberger          Alger
                                                    --------------    -------------    --------------   ----------------

                                                        Equity                             Small
                                                        Income           Genesis       Capitalization       Growth
                                                        Fund II           Trust             Fund             Fund
                                                    --------------    -------------    --------------   -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $        1,618           (1,434)        (701,164)         (71,567)
  Net realized gain (loss)                                 (17,041)         156,873       (5,252,739)      (9,975,488)
  Change in unrealized appreciation (depreciation)          83,956         (160,697)      23,298,902       13,059,440
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                             68,533           (5,258)      17,344,999        3,012,385
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -                -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -                -                -                -
  Payments received from contract owners                       629            3,656        5,741,989          441,349
  Transfers between sub-accounts (including fixed
   account), net                                            (5,346)           3,457       (2,327,509)        (218,637)
  Transfers for contract benefits and terminations         (28,557)      (3,176,724)      (3,893,264)     (20,566,154)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (33,274)      (3,169,611)        (478,784)     (20,343,442)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                   35,259       (3,174,869)      16,866,215      (17,331,057)
Net assets at beginning of period                          300,784        3,192,787       42,603,692       27,968,736
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $      336,043           17,918       59,469,907       10,637,679
                                                    ==============    =============    =============    =============

                                                       T Rowe                           Janus
                                                    ---------------------------     -------------

                                                                         Prime          Aspen
                                                    International       Reserve       Worldwide
                                                     Stock Fund          Fund          Growth
                                                    -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              2,214           (3,691)        (2,228)
  Net realized gain (loss)                             (2,167,516)               -     (3,519,195)
  Change in unrealized appreciation (depreciation)      2,421,369                -      3,562,040
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           256,067           (3,691)        40,617
                                                    -------------    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -                -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -                -              -
  Payments received from contract owners                   76,061          (13,752)         7,003
  Transfers between sub-accounts (including fixed
   account), net                                          (39,262)         (83,983)       (22,741)
  Transfers for contract benefits and terminations     (3,610,120)        (300,571)    (5,187,724)
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (3,573,321)        (398,306)    (5,203,462)
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets              (3,317,254)        (401,997)    (5,162,845)
Net assets at beginning of period                       4,374,990        1,838,862      5,172,450
                                                    -------------    -------------  -------------
Net assets at end of period                             1,057,736        1,436,865          9,605
                                                    =============    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2003

                                                                      American
                                                    --------------------------------------------
                                                        Global
                                                        Small                         Growth &
                                                    Capitalization      Growth         Income
                                                       Fund (a)        Fund (a)       Fund (a)          Total
                                                    --------------  -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (3,941)       (21,399)        17,431      (25,198,577)
  Net realized gain (loss)                                   6,885            662          3,541      (53,527,113)
  Change in unrealized appreciation (depreciation)         134,325        611,512        404,263    1,004,499,912
                                                    --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            137,269        590,775        425,235      925,774,222
                                                    --------------  -------------  -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -              -                7
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -           (9,976)
  Payments received from contract owners                   130,939        720,748        538,731    2,420,600,818
  Transfers between sub-accounts (including fixed
   account), net                                         1,012,398      5,681,430      3,962,633      761,613,623
  Transfers for contract benefits and terminations            (890)       (22,327)       (56,047)    (335,370,996)
                                                    --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                               1,142,447      6,379,851      4,445,317    2,846,833,476
                                                    --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets                1,279,716      6,970,626      4,870,552    3,772,607,698
Net assets at beginning of period                                -              -              -    2,594,706,334
                                                    --------------  -------------  -------------    -------------
Net assets at end of period                         $    1,279,716      6,970,626      4,870,552    6,367,314,032
                                                    ==============  =============  =============    =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                                                  Met Investors
                                                    ----------------------------------------------------------------
                                                      Lord Abbett    Lord Abbett      Lord Abbett      Lord Abbett
                                                       Growth &       Growth &           Bond             Bond
                                                        Income         Income          Debenture        Debenture
                                                       Portfolio     Portfolio B     Portfolio (b)     Portfolio B
                                                    --------------  -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (1,138,649)       111,314             (977)       1,578,316
  Net realized gain (loss)                              15,626,004     11,124,550             (896)        (773,645)
  Change in unrealized appreciation (depreciation)     (77,572,328)   (28,389,839)             102        1,257,236
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                        (63,084,973)   (17,153,975)          (1,771)       2,061,907
                                                    --------------  -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -           (374)               -             (293)
  Payments received from contract owners                25,971,706     91,817,429            1,230       59,833,185
  Transfers between sub-accounts (including fixed
   account), net                                        (8,150,338)    52,906,691          115,317       41,955,527
  Transfers for contract benefits and terminations     (23,488,798)    (3,378,135)          (5,999)      (1,840,756)
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                              (5,667,430)   141,345,611          110,548       99,947,663
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets              (68,752,403)   124,191,636          108,777      102,009,570
Net assets at beginning of period                      325,653,699     34,277,208                -       13,245,734
                                                    --------------  -------------    -------------    -------------
Net assets at end of period                         $  256,901,296    158,468,844          108,777      115,255,304
                                                    ==============  =============    =============    =============

                                                    ----------------------------------------
                                                      JP Morgan        Met/             Met/
                                                       Quality        Putnam           Putnam
                                                        Bond         Research         Research
                                                      Portfolio      Portfolio       Portfolio B
                                                    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                          1,270,331       (234,889)        (165,090)
  Net realized gain (loss)                                 73,635       (670,404)        (234,087)
  Change in unrealized appreciation (depreciation)      1,086,975     (6,476,873)      (3,299,270)
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         2,430,941     (7,382,166)      (3,698,447)
                                                    -------------  -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -              -                -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -              (81)
  Payments received from contract owners                4,016,933        105,010       12,665,806
  Transfers between sub-accounts (including fixed
   account), net                                        6,899,181       (577,919)       9,445,184
  Transfers for contract benefits and terminations     (3,071,140)    (4,612,308)        (590,039)
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                              7,844,974     (5,085,217)      21,520,870
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets              10,275,915    (12,467,383)      17,822,423
Net assets at beginning of period                      27,978,232     35,501,717        9,239,682
                                                    -------------  -------------    -------------
Net assets at end of period                            38,254,147     23,034,334       27,062,105
                                                    =============  =============    =============

(b) For the period from April 26, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                                                  Met Investors
                                                    ------------------------------------------------------------------
                                                     Oppenheimer          PIMCO            Janus          PIMCO
                                                       Capital            Money         Aggressive     Total Return
                                                     Appreciation        Market           Growth           Bond
                                                     Portfolio B       Portfolio B      Portfolio B     Portfolio
                                                    --------------    -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (850,938)        (341,003)        (333,800)      (345,747)
  Net realized gain (loss)                                (149,511)               -         (119,094)       179,184
  Change in unrealized appreciation (depreciation)     (11,600,543)               -       (6,107,360)     2,227,788
                                                    --------------    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                        (12,600,992)        (341,003)      (6,560,254)     2,061,225
                                                    --------------    -------------    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              100                -              -
  MetLife Investors USA Insurance Company
   redemptions                                                 (84)            (200)               -              -
  Payments received from contract owners                58,590,707       89,900,591       23,942,950        145,191
  Transfers between sub-accounts (including fixed
   account), net                                        31,825,076      (12,384,178)       9,850,187        151,886
  Transfers for contract benefits and terminations      (1,723,549)      (7,391,851)        (599,007)    (5,060,861)
                                                    --------------    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              88,692,150       70,124,462       33,194,130     (4,763,784)
                                                    --------------    -------------    -------------  -------------
    Net increase (decrease) in net assets               76,091,158       69,783,459       26,633,876     (2,702,559)
Net assets at beginning of period                       21,746,003       20,680,843       10,268,286     28,189,123
                                                    --------------    -------------    -------------  -------------
Net assets at end of period                         $   97,837,161       90,464,302       36,902,162     25,486,564
                                                    ==============    =============    =============  =============

                                                    --------------------------------------
                                                        PIMCO                          T Rowe Price
                                                     Total Return        PIMCO           Mid Cap
                                                         Bond         Innovation          Growth
                                                     Portfolio B      Portfolio B      Portfolio B
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                         (1,720,899)        (123,809)        (407,716)
  Net realized gain (loss)                                 46,268         (201,351)          27,331
  Change in unrealized appreciation (depreciation)     10,076,696       (4,813,192)     (11,731,559)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         8,402,065       (5,138,352)     (12,111,944)
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                               (103)               -             (144)
  Payments received from contract owners              122,406,152        5,973,353       27,351,253
  Transfers between sub-accounts (including fixed
   account), net                                       85,492,935        5,114,891       14,641,601
  Transfers for contract benefits and terminations     (3,532,621)        (128,982)        (659,896)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                            204,366,363       10,959,262       41,332,814
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets             212,768,428        5,820,910       29,220,870
Net assets at beginning of period                      25,502,389        4,374,770       13,714,105
                                                    -------------    -------------    -------------
Net assets at end of period                           238,270,817       10,195,680       42,934,975
                                                    =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                                   Met Investors
                                                    ----------------------------------------------------------------
                                                          MFS            AIM            AIM            Harris
                                                       Research       Small Cap       Mid Cap          Oakmark
                                                     International     Growth       Core Equity     International
                                                      Portfolio B    Portfolio B    Portfolio B      Portfolio B
                                                    --------------  -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (298,125)      (236,084)      (188,931)         (64,652)
  Net realized gain (loss)                                (510,120)       (81,381)      (130,466)         (35,949)
  Change in unrealized appreciation (depreciation)      (1,617,055)    (3,280,761)    (1,443,650)        (601,328)
                                                    --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         (2,425,300)    (3,598,226)    (1,763,047)        (701,929)
                                                    --------------  -------------  -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -              -                -
  MetLife Investors USA Insurance Company
   redemptions                                                (166)          (428)          (433)               -
  Payments received from contract owners                29,812,221     25,237,357     15,589,943        9,759,385
  Transfers between sub-accounts (including fixed
   account), net                                        12,032,231     11,546,362      8,839,084        3,511,599
  Transfers for contract benefits and terminations        (687,778)      (268,708)      (398,760)         (99,011)
                                                    --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                              41,156,508     36,514,583     24,029,834       13,171,973
                                                    --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets               38,731,208     32,916,357     22,266,787       12,470,044
Net assets at beginning of period                        7,667,126      1,412,802      1,010,195          218,731
                                                    --------------  -------------  -------------    -------------
Net assets at end of period                         $   46,398,334     34,329,159     23,276,982       12,688,775
                                                    ==============  =============  =============    =============

                                                                                 AIM
                                                    -----------     ----------------------------
                                                     Third Avenue
                                                       Small Cap       Premier          Capital
                                                         Value         Equity         Appreciation
                                                    Portfolio B (c)     Fund              Fund
                                                    --------------- -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (56,207)       (19,514)         (12,521)
  Net realized gain (loss)                                  30,890       (425,721)        (278,584)
  Change in unrealized appreciation (depreciation)          66,218       (229,205)          35,711
                                                     -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                             40,901       (674,440)        (255,394)
                                                     -------------  -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments           1,500              -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -                -
  Payments received from contract owners                15,248,088          8,310              260
  Transfers between sub-accounts (including fixed
   account), net                                        10,381,518        (67,187)          13,898
  Transfers for contract benefits and terminations        (143,373)      (207,697)        (108,752)
                                                     -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                              25,487,733       (266,574)         (94,594)
                                                     -------------  -------------    -------------
    Net increase (decrease) in net assets               25,528,634       (941,014)        (349,988)
Net assets at beginning of period                                -      2,299,736        1,063,327
                                                     -------------  -------------    -------------
Net assets at end of period                             25,528,634      1,358,722          713,339
                                                     =============  =============    =============

(c) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                 AIM                                     MFS
                                                    -----------------------------    -------------------------------

                                                     International                                      Investors
                                                        Growth           Balanced       Research          Trust
                                                         Fund              Fund          Series          Series
                                                    --------------    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (5,895)          12,198         (5,109)          (1,858)
  Net realized gain (loss)                                (139,519)        (145,764)      (130,736)         (30,552)
  Change in unrealized appreciation (depreciation)          29,252         (146,217)           760          (22,271)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                           (116,162)        (279,783)      (135,085)         (54,681)
                                                    --------------    -------------  -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -                -              -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -                -              -                -
  Payments received from contract owners                       740              200          9,861                -
  Transfers between sub-accounts (including fixed
   account), net                                           (12,152)          (6,839)        (9,513)           1,359
  Transfers for contract benefits and terminations         (66,339)        (140,825)       (40,290)         (24,241)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (77,751)        (147,464)       (39,942)         (22,882)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets                 (193,913)        (427,247)      (175,027)         (77,563)
Net assets at beginning of period                          750,487        1,579,587        534,747          254,430
                                                    --------------    -------------  -------------    -------------
Net assets at end of period                         $      556,574        1,152,340        359,720          176,867
                                                    ==============    =============  =============    =============

                                                                            Oppenheimer
                                                    ------------   ----------------------------
                                                                    Main Street
                                                         New         Growth &
                                                      Discovery       Income           Bond
                                                       Series          Fund            Fund
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (6,509)       (11,925)        23,378
  Net realized gain (loss)                                (94,147)      (228,579)        (5,566)
  Change in unrealized appreciation (depreciation)        (86,158)      (176,542)        10,343
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          (186,814)      (417,046)        28,155
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -              -
  Payments received from contract owners                   12,659          2,601          1,103
  Transfers between sub-accounts (including fixed
   account), net                                          (73,381)      (218,399)       111,827
  Transfers for contract benefits and terminations        (17,837)      (230,459)       (92,902)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (78,559)      (446,257)        20,028
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets                (265,373)      (863,303)        48,183
Net assets at beginning of period                         605,606      2,348,540        371,689
                                                    -------------  -------------  -------------
Net assets at end of period                               340,233      1,485,237        419,872
                                                    =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                     Oppenheimer
                                                    --------------------------------------------    --------------
                                                                     Main Street
                                                                        Small          Strategic        Asset
                                                         Money           Cap             Bond          Manager
                                                         Fund        Growth Fund         Fund         Portfolio
                                                    --------------  -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $          193         (2,100)          21,920      4,605,137
  Net realized gain (loss)                                       -         (1,967)          (5,014)    (3,833,433)
  Change in unrealized appreciation (depreciation)               -        (22,202)             285    (19,943,022)
                                                    --------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                193        (26,269)          17,191    (19,171,318)
                                                    --------------  -------------    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -                -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -                -              -
  Payments received from contract owners                   (22,830)           240                -     14,348,141
  Transfers between sub-accounts (including fixed
   account), net                                           123,973         (3,838)         (73,887)    (6,809,387)
  Transfers for contract benefits and terminations         (83,312)        (6,813)         (19,145)   (15,375,384)
                                                    --------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  17,831        (10,411)         (93,032)    (7,836,630)
                                                    --------------  -------------    -------------  -------------
    Net increase (decrease) in net assets                   18,024        (36,680)         (75,841)   (27,007,948)
Net assets at beginning of period                          892,095        160,059          323,940    189,787,009
                                                    --------------  -------------    -------------  -------------
Net assets at end of period                         $      910,119        123,379          248,099    162,779,061
                                                    ==============  =============    =============  =============

                                                               Fidelity
                                                    --------------------------------------------


                                                       Growth        Contrafund     Overseas
                                                      Portfolio      Portfolio      Portfolio
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                         (2,872,160)    (1,151,462)       (58,165)
  Net realized gain (loss)                             (8,434,983)    (1,424,664)    (1,395,556)
  Change in unrealized appreciation (depreciation)    (91,373,406)   (21,506,132)    (1,608,623)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                      (102,680,549)   (24,082,258)    (3,062,344)
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -              -
  Payments received from contract owners               32,539,185     26,210,040        255,900
  Transfers between sub-accounts (including fixed
   account), net                                      (11,860,922)    (6,113,610)      (454,718)
  Transfers for contract benefits and terminations    (22,778,587)   (14,796,387)    (1,663,976)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (2,100,324)     5,300,043     (1,862,794)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets            (104,780,873)   (18,782,215)    (4,925,138)
Net assets at beginning of period                     327,267,913    219,635,153     15,199,163
                                                    -------------  -------------  -------------
Net assets at end of period                           222,487,040    200,852,938     10,274,025
                                                    =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                      Fidelity                        Scudder I
                                                    --------------------------------------------    -------------  --------------
                                                                                                                       Davis
                                                        Equity-                          Money                        Venture
                                                        Income          Index 500       Market      International      Value
                                                       Portfolio        Portfolio      Portfolio      Portfolio       Fund E
                                                    --------------    -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      123,246          (60,161)       114,274        (89,593)      (682,137)
  Net realized gain (loss)                                (467,205)      (2,601,002)             -     (2,171,519)       (79,480)
  Change in unrealized appreciation (depreciation)      (5,448,571)     (59,492,684)             -     (1,387,554)   (10,644,714)
                                                    --------------    -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         (5,792,530)     (62,153,847)       114,274     (3,648,666)   (11,406,331)
                                                    --------------    -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -                -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -                -              -              -           (252)
  Payments received from contract owners                   139,571       32,701,709      3,458,477      3,614,551     73,472,705
  Transfers between sub-accounts (including fixed
   account), net                                        (1,628,784)     (10,730,284)    (1,597,458)       (29,908)    42,451,975
  Transfers for contract benefits and terminations      (2,943,318)     (15,391,836)    (5,582,028)    (1,047,538)    (2,520,827)
                                                    --------------    -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (4,432,531)       6,579,589     (3,721,009)     2,537,105    113,403,601
                                                    --------------    -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets              (10,225,061)     (55,574,258)    (3,606,735)    (1,111,561)   101,997,270
Net assets at beginning of period                       32,860,349      257,801,224     34,519,456     17,138,523     26,847,651
                                                    --------------    -------------  -------------  -------------  -------------
Net assets at end of period                         $   22,635,288      202,226,966     30,912,721     16,026,962    128,844,921
                                                    ==============    =============  =============  =============  =============

                                                         MetLife
                                                    ------------------------------
                                                        Harris
                                                       Oakmark          Jennison
                                                       Focused           Growth
                                                     Value Fund B    Portfolio B (c)
                                                    -------------    ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (953,356)         (156,833)
  Net realized gain (loss)                               (207,588)           (8,105)
  Change in unrealized appreciation (depreciation)     (5,211,041)       (2,035,146)
                                                    -------------     -------------
    Net increase (decrease) in net assets from
     operations                                        (6,371,985)       (2,200,084)
                                                    -------------     -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -             1,500
  MetLife Investors USA Insurance Company
   redemptions                                               (276)           (1,190)
  Payments received from contract owners               58,011,135        31,241,035
  Transfers between sub-accounts (including fixed
   account), net                                       42,103,479        13,161,775
  Transfers for contract benefits and terminations     (2,025,627)         (177,054)
                                                    -------------     -------------
    Net increase (decrease) in net assets from
     contract transactions                             98,088,711        44,226,066
                                                    -------------     -------------
    Net increase (decrease) in net assets              91,716,726        42,025,982
Net assets at beginning of period                      22,222,600                 -
                                                    -------------     -------------
Net assets at end of period                           113,939,326        42,025,982
                                                    =============     =============

(c) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                                             MetLife
                                                    ------------------------------------------------------------------
                                                        Putnam                            Russell           Met/
                                                     International        Janus            2000            Putnam
                                                         Stock           Mid Cap           Index           Voyager
                                                       Portfolio        Portfolio        Portfolio       Portfolio A
                                                    --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (1,740)         (12,502)          (4,074)          (5,997)
  Net realized gain (loss)                                 (16,231)        (254,537)         (32,735)         (61,371)
  Change in unrealized appreciation (depreciation)         (45,681)         (71,946)         (91,061)         (87,937)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            (63,652)        (338,985)        (127,870)        (155,305)
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -                -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -                -                -                -
  Payments received from contract owners                         -           35,471            6,652            7,997
  Transfers between sub-accounts (including fixed
   account), net                                            27,139           43,394          130,182           36,091
  Transfers for contract benefits and terminations         (15,391)         (72,147)         (38,685)         (23,014)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                  11,748            6,718           98,149           21,074
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                  (51,904)        (332,267)         (29,721)        (134,231)
Net assets at beginning of period                          328,657        1,035,960          408,218          460,535
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $      276,753          703,693          378,497          326,304
                                                    ==============    =============    =============    =============

                                                                                        Van Kampen
                                                    -----------------------           -------------
                                                        Loomis
                                                        Sayles           Stock           Emerging
                                                      High Yield         Index            Growth
                                                       Bond (d)       Portfolio B          Fund
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              9,332         (249,848)          (6,607)
  Net realized gain (loss)                                   (508)      (1,214,414)        (366,637)
  Change in unrealized appreciation (depreciation)          8,635       (4,231,246)         119,225
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            17,459       (5,695,508)        (254,019)
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                  -             (511)               -
  Payments received from contract owners                      378       24,510,041            5,649
  Transfers between sub-accounts (including fixed
   account), net                                          (84,444)      21,034,980          (17,241)
  Transfers for contract benefits and terminations        (17,077)        (163,796)        (117,619)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                               (101,143)      45,380,714         (129,211)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets                 (83,684)      39,685,206         (383,230)
Net assets at beginning of period                          83,684        1,804,850          842,076
                                                    -------------    -------------    -------------
Net assets at end of period                                     -       41,490,056          458,846
                                                    =============    =============    =============

(d) For the period from January 1, 2002 to April 29, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                     Van Kampen
                                                    --------------------------------------------    --------------

                                                                       Growth &                        American
                                                      Enterprise        Income       Strategic         Leaders
                                                         Fund          Fund (c)      Stock (e)         Fund II
                                                    --------------  -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (1,913)        (2,262)         5,363           (1,235)
  Net realized gain (loss)                                 (82,135)         6,859         17,308         (137,726)
  Change in unrealized appreciation (depreciation)           9,598        (33,073)       (12,418)         (95,148)
                                                    --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            (74,450)       (28,476)        10,253         (234,109)
                                                    --------------  -------------  -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -              -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -                -
  Payments received from contract owners                     9,701          7,412              -              555
  Transfers between sub-accounts (including fixed
   account), net                                           (17,369)       282,495       (278,619)        (113,675)
  Transfers for contract benefits and terminations         (29,156)       (40,773)       (16,884)        (220,922)
                                                    --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (36,824)       249,134       (295,503)        (334,042)
                                                    --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets                 (111,274)       220,658       (285,250)        (568,151)
Net assets at beginning of period                          266,574              -        285,250        1,161,763
                                                    --------------  -------------  -------------    -------------
Net assets at end of period                         $      155,300        220,658              -          593,612
                                                    ==============  =============  =============    =============

                                                               Federated
                                                    --------------------------------------------

                                                        High            Growth           Equity
                                                     Income Bond       Strategic         Income
                                                       Fund II          Fund II          Fund II
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             23,480           (2,826)           2,837
  Net realized gain (loss)                                (24,865)         (19,591)         (82,379)
  Change in unrealized appreciation (depreciation)          1,375          (40,427)         (24,522)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                               (10)         (62,844)        (104,064)
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                  -                -                -
  Payments received from contract owners                    4,912              690              380
  Transfers between sub-accounts (including fixed
   account), net                                             (300)             648          (11,774)
  Transfers for contract benefits and terminations        (31,993)         (15,437)         (73,820)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                (27,381)         (14,099)         (85,214)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets                 (27,391)         (76,943)        (189,278)
Net assets at beginning of period                         271,492          235,073          490,062
                                                    -------------    -------------    -------------
Net assets at end of period                               244,101          158,130          300,784
                                                    =============    =============    =============

(c) For the period from May 1, 2002 to December 31, 2002.
(e) For the period from January 1, 2002 to May 1, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                              Neuberger                    Alger
                                                    -----------------------------      --------------   ----------------

                                                                                           Small
                                                        Genesis                        Capitalization       Growth
                                                         Trust         Partners (e)         Fund             Fund
                                                    --------------    -------------    --------------   -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (32,557)          (4,320)        (667,746)        (245,790)
  Net realized gain (loss)                                  55,917         (187,558)      (3,434,135)      (2,686,483)
  Change in unrealized appreciation (depreciation)        (224,296)         183,291      (11,676,385)      (6,737,895)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                           (200,936)          (8,587)     (15,778,266)      (9,670,168)
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -                -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -                -                -                -
  Payments received from contract owners                 1,078,133           82,942        7,610,984        2,213,367
  Transfers between sub-accounts (including fixed
   account), net                                            36,201       (1,247,168)      (1,879,659)        (570,412)
  Transfers for contract benefits and terminations      (1,038,344)        (409,838)      (3,237,431)      (5,084,435)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                  75,990       (1,574,064)       2,493,894       (3,441,480)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                 (124,946)      (1,582,651)     (13,284,372)     (13,111,648)
Net assets at beginning of period                        3,317,733        1,582,651       55,888,064       41,080,384
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $    3,192,787                -       42,603,692       27,968,736
                                                    ==============    =============    =============    =============

                                                       T Rowe                             Janus
                                                    ---------------------------       -------------

                                                                         Prime            Aspen
                                                    International       Reserve         Worldwide
                                                     Stock Fund          Fund            Growth
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              8,379            7,152           (3,450)
  Net realized gain (loss)                               (314,464)               -       (1,253,444)
  Change in unrealized appreciation (depreciation)       (736,567)               -         (837,115)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                        (1,042,652)           7,152       (2,094,009)
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                  -                -                -
  Payments received from contract owners                  440,676            1,053        1,851,311
  Transfers between sub-accounts (including fixed
   account), net                                          (34,460)         450,046         (103,543)
  Transfers for contract benefits and terminations       (646,288)        (127,835)      (2,806,857)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                               (240,072)         323,264       (1,059,089)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets              (1,282,724)         330,416       (3,153,098)
Net assets at beginning of period                       5,657,714        1,508,446        8,325,548
                                                    -------------    -------------    -------------
Net assets at end of period                             4,374,990        1,838,862        5,172,450
                                                    =============    =============    =============

(e) For the period from January 1, 2002 to May 1, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002


                                                               Total
                                                          --------------
      Increase (decrease) in net assets from operations:
        Net investment income (loss)                      $   (5,922,831)
        Net realized gain (loss)                              (7,997,855)
        Change in unrealized appreciation (depreciation)    (386,099,473)
                                                          --------------
          Net increase (decrease) in net assets from
           operations                                       (400,020,159)
                                                          --------------
      Contract transactions:
        MetLife Investors USA Insurance Company payments           3,100
        MetLife Investors USA Insurance Company
         redemptions                                              (4,535)
        Payments received from contract owners               932,242,387
        Transfers between sub-accounts (including fixed
         account), net                                       359,557,366
        Transfers for contract benefits and terminations    (157,250,488)
                                                          --------------
          Net increase (decrease) in net assets from
           contract transactions                           1,134,547,830
                                                          --------------
          Net increase (decrease) in net assets              734,527,671
      Net assets at beginning of period                    1,860,178,663
                                                          --------------
      Net assets at end of period                         $2,594,706,334
                                                          ==============

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003


(1) Organization
   MetLife Investors USA Separate Account A (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by MetLife Investors USA Insurance Company (MLIUSA) and exists in accordance with the regulations of the Delaware Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by MLIUSA.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLIUSA.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLIUSA's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business MLIUSA may conduct.

   The following sub-accounts were available for investment as of December 31, 2003:

                 Met Investors Series Trust (Met Investors):
                  Lord Abbett Growth & Income Portfolio
                  Lord Abbett Growth & Income Portfolio B
                  Lord Abbett Bond Debenture Portfolio
                  Lord Abbett Bond Debenture Portfolio B
                  JP Morgan Quality Bond Portfolio
                  Met/Putnam Research Portfolio
                  Met/Putnam Research Portfolio B
                  Oppenheimer Capital Appreciation Portfolio B
                  PIMCO Inflation Protected Bond Portfolio B
                  PIMCO Money Market Portfolio B
                  Janus Aggressive Growth Portfolio B
                  PIMCO Total Return Bond Portfolio
                  PIMCO Total Return Bond Portfolio B
                  PIMCO Innovation Portfolio
                  PIMCO Innovation Portfolio B
                  T Rowe Price Mid Cap Growth Portfolio B
                  MFS Research International Portfolio B
                  AIM Small Cap Growth Portfolio
                  AIM Small Cap Growth Portfolio B
                  AIM Mid Cap Core Equity Portfolio B
                  Harris Oakmark International Portfolio B
                  Third Avenue Small Cap Value Portfolio
                  Third Avenue Small Cap Value Portfolio B
                 AIM Variable Insurance Funds, Inc. (AIM):
                  Premier Equity Fund
                  Capital Appreciation Fund
                  International Growth Fund
                  Balanced Fund
                 MFS Variable Insurance Trust (MFS):
                  Research Series
                  Investors Trust Series
                  New Discovery Series

       Oppenheimer Variable Account Funds (Oppenheimer):
        Main Street Growth & Income Fund
        Bond Fund
        Money Fund
        Main Street Small Cap Growth Fund
        Strategic Bond Fund
       Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
        Asset Manager Portfolio
        Growth Portfolio
        Contrafund Portfolio
        Overseas Portfolio
        Equity-Income Portfolio
        Index 500 Portfolio
        Money Market Portfolio
       Scudder Variable Series I (Scudder I):
        International Portfolio
       Metropolitan Life Series Funds (MetLife):
        Davis Venture Value Fund
        Davis Venture Value Fund E
        Harris Oakmark Focused Value Fund
        Harris Oakmark Focused Value Fund B
        Jennison Growth Portfolio B
        MFS Total Return Series
        Putnam International Stock Portfolio
        Janus Mid Cap Portfolio
        Russell 2000 Index Portfolio
        Met/Putnam Voyager Portfolio A
        SSR Aurora Portfolio
        SSR Bond Income Portfolio
        SSR Large Cap Value Portfolio
        Stock Index Portfolio
        Stock Index Portfolio B
        Alger Equity Growth

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(1) Organization, continued:

             Metropolitan Life Series Funds (MetLife), (continued):
              Lehman Brothers Aggregate Bond Index
              FI Mid Cap Opportunities
              Harris Oakmark Large Cap Value
              Morgan Stanley EAFE Index
              Mid Cap Stock Index
             VanKampen LIT Funds (VanKampen):
              Emerging Growth Fund
              Enterprise Fund
              Growth & Income Fund
             Federated Investors Insurance Company (Federated):
              American Leaders Fund II
              High Income Bond Fund II
              Growth Strategic Fund II
              Equity Income Fund II
                      Neuberger Berman (Neuberger Berman):
                       Genesis Trust
                      The Alger American Fund (Alger):
                       Small Capitalization Fund
                      T Rowe Price Funds (T Rowe):
                       Growth Fund
                       International Stock Fund
                       Prime Reserve Fund
                      Janus Capital Funds Corp. (Janus):
                       Aspen Worldwide Growth
                      American Funds (American):
                       Global Small Capitalization Fund
                       Growth Fund
                       Growth & Income Fund
         During 2003, the following sub-accounts changed names:
           Met Investors Series Trust - MFS Mid Cap Growth Portfolio
            B to T Rowe Price Mid Cap Growth Portfolio B
           Met Investors Series Trust - SSR Concentrated
            International Portfolio B to Harris Oakmark
            International Portfolio B
           MetLife Series - Putnam Large Cap Growth Portfolio to
            Met/Putnam Voyager Portfolio A

 The following sub-accounts ceased operations during the years ended December
   31, 2003 and 2002:

 Year ended December 31, 2003:                          Date Ceased Operations
 -----------------------------                          ----------------------
   None.

 Year ended December 31, 2002:
 -----------------------------
   MetLife Loomis Sayles High Yield Bond                    April 26, 2002
   Van Kampen Strategic Stock                               May 1, 2002
   Neuberger Partners Trust                                 May 1, 2002

 The following sub-accounts began operations during the years ended December
   31, 2003 and 2002:

 Year ended December 31, 2003:                           Date Began Operations
 -----------------------------                           ---------------------
   Met Investors PIMCO Inflation Protected Bond
    Portfolio B                                               May 1, 2003
   Met Investors PIMCO Innovation Portfolio                   May 1, 2003
   Met Investors AIM Small Cap Growth Portfolio               May 1, 2003
   Met Investors Third Avenue Small Cap Value Portfolio       May 1, 2003
   MetLife Davis Venture Value Fund                           May 1, 2003
   MetLife Harris Oakmark Focused Value Fund                  May 1, 2003
   MetLife MFS Total Return Series                            May 1, 2003
   MetLife SSR Aurora Portfolio                               May 1, 2003
   MetLife SSR Bond Income Portfolio                          May 1, 2003
   MetLife SSR Large Cap Value Portfolio                      May 1, 2003
   MetLife Stock Index Portfolio                              May 1, 2003
   MetLife Alger Equity Growth                                May 1, 2003

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(1) Organization, continued:

 Year ended December 31, 2003 continued:                 Date Began Operations
 ---------------------------------------                 ---------------------
  MetLife Lehman Brothers Aggregate Bond Index              May 1, 2003
  MetLife FI Mid Cap Opportunities                          May 1, 2003
  MetLife Harris Oakmark Large Cap Value                    May 1, 2003
  MetLife Morgan Stanley EAFE Index                         May 1, 2003
  MetLife Mid Cap Stock Index                               May 1, 2003
  American Global Small Capitalization Fund                 May 1, 2003
  American Growth Fund                                      May 1, 2003
  American Growth & Income Fund                             May 1, 2003

 Year ended December 31, 2002:
 -----------------------------
  Met Investors Lord Abbett Bond Debenture Portfolio        April 26, 2002
  Met Investors Third Avenue Small Cap Value Portfolio B    May 1, 2002
  MetLife Jennison Growth Portfolio B                       May 1, 2002
  Van Kampen Growth & Income Fund                           May 1, 2002

(2) Significant Accounting Policies

  (a) Investment Valuation
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios. These investment companies value their investment securities at fair value. Realized gains and losses on the sale of portfolio shares owned by the sub-accounts are computed on the basis of the identified cost of the portfolio shares sold. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

  (b) Reinvestment of Distributions
      Dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

  (c) Federal Income Taxes
      The operations of the Separate Account are included in the federal income tax return of MLI which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLI believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.

  (d) Estimates
      The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

(3) Separate Account Expenses
   For variable annuity contracts, MLIUSA deducts a daily charge from the net assets of the Separate Account sub-accounts for mortality and administrative expenses that ranges from an annual rate of 0.89% to an annual rate of 2.25%. This varies according to the product specifications. The mortality risks assumed by MLIUSA arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003


(4) Contract Fees
   There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within seven years after receipt and is equal to 7% of the purchase payment withdrawn in the first and second years, 5% of the purchase payments withdrawn in the third, fourth and fifth years, 3% of the purchase payments withdrawn in the sixth and seventh years, and 0% of the purchase payments withdrawn thereafter. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee.

   For variable annuity contracts with a sales charge, MLIUSA deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of the payment as follows:

                 Owner's                Sales Charge as a % of
                 Investment             Gross Purchase Payment
                 ----------             ----------------------
                 less than $50,000              6.00%
                 $50,000 - $99,999.99           5.00%
                 $100,000 - $249,999.99         4.00%
                 $250,000 - $499,999.99         3.00%
                 $500,000 - $999,999.99         2.00%
                 $1,000,000 or more             1.00%

   Depending on the product, an annual contract maintenance fee of $0-49 is imposed on variable annuity contracts with contract values less than $50,000 on their anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, MLIUSA may deduct a transfer fee of the lesser of $25 per additional transfer or 2% of the amount transferred. Transfers made in a dollar cost averaging program are not subject to the transfer fee.

   During the year ended December 31, 2003, contract maintenance, surrender, and transfer fees of $7,983,013 were deducted.

   Currently, MLIUSA advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. MLIUSA reserves the right to deduct premium taxes when incurred.



                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(5) Cost Basis of Investments
   The cost basis of each sub-account's investment as of December 31, 2003 follows:

   Met Investors Lord Abbett Growth & Income Portfolio        $  307,992,279
   Met Investors Lord Abbett Growth & Income Portfolio B         550,017,771
   Met Investors Lord Abbett Bond Debenture Portfolio                960,474
   Met Investors Lord Abbett Bond Debenture Portfolio B          445,544,110
   Met Investors JP Morgan Quality Bond Portfolio                 32,476,052
   Met Investors Met/Putnam Research Portfolio                    21,538,397
   Met Investors Met/Putnam Research Portfolio B                  60,485,920
   Met Investors Oppenheimer Capital Appreciation Portfolio B    358,418,515
   Met Investors PIMCO Inflation Protected Bond Portfolio B      265,719,523
   Met Investors PIMCO Money Market Portfolio B                  117,274,847
   Met Investors Janus Aggressive Growth Portfolio B             156,625,035
   Met Investors PIMCO Total Return Portfolio                     20,919,820
   Met Investors PIMCO Total Return Portfolio B                  468,025,020
   Met Investors PIMCO Innovation Portfolio                          591,270
   Met Investors PIMCO Innovation Portfolio B                     37,305,275
   Met Investors T Rowe Price Mid Cap Growth Portfolio B         180,383,538
   Met Investors MFS Research International Portfolio B           98,826,228
   Met Investors AIM Small Cap Growth Portfolio                      346,477
   Met Investors AIM Small Cap Growth Portfolio B                121,335,341
   Met Investors AIM Mid Cap Core Equity Portfolio B             129,713,592
   Met Investors Harris Oakmark International Portfolio B        166,009,964
   Met Investors Third Avenue Small Cap Value Portfolio              516,707
   Met Investors Third Avenue Small Cap Value Portfolio B        184,715,106
   AIM Premier Equity Fund                                         2,008,181
   AIM Capital Appreciation Fund                                     989,400
   AIM International Growth Fund                                     842,767
   AIM Balanced Fund                                               1,335,201
   MFS Research Series                                               468,144
   MFS Investors Trust Series                                        213,838
   MFS New Discovery Series                                          374,872
   Oppenheimer Main Street Growth & Income Fund                    1,844,014
   Oppenheimer Bond Fund                                             424,023
   Oppenheimer Money Fund                                            541,687
   Oppenheimer Main Street Small Cap Growth Fund                     161,004
   Oppenheimer Strategic Bond Fund                                   228,450
   Fidelity Asset Manager Portfolio                              191,014,051
   Fidelity Growth Portfolio                                     332,251,552
   Fidelity Contrafund Portfolio                                 228,558,006
   Fidelity Overseas Portfolio                                    14,839,077
   Fidelity Equity-Income Portfolio                               25,180,263
   Fidelity Index 500 Portfolio                                  166,111,195

          Fidelity Money Market Portfolio              $   26,629,538
          Scudder International Portfolio                  27,951,835
          MetLife Davis Venture Value Fund                    695,290
          MetLife Davis Venture Value Fund E              357,459,894
          MetLife Harris Oakmark Focused Value Fund         3,291,196
          MetLife Harris Oakmark Focused Value Fund B     339,059,006
          MetLife Jennison Growth Portfolio B             160,917,221
          MetLife MFS Total Return Series                     720,886
          MetLife Putnam International Stock Portfolio        370,723
          MetLife Janus Mid Cap Portfolio                   1,356,181
          MetLife Russell 2000 Index Portfolio              1,999,267
          MetLife Met/Putnam Voyager Portfolio A              577,867
          MetLife SSR Aurora Portfolio                      2,406,148
          MetLife SSR Bond Income Portfolio                   646,190
          MetLife SSR Large Cap Value Portfolio               192,008
          MetLife Stock Index Portfolio                    61,912,978
          MetLife Stock Index Portfolio B                 118,828,583
          MetLife Alger Equity Growth                         184,772
          MetLife Lehman Brothers Aggregate Bond Index        694,658
          MetLife FI Mid Cap Opportunities                    731,010
          MetLife Harris Oakmark Large Cap Value            1,621,471
          MetLife Morgan Stanley EAFE Index                   973,289
          MetLife Mid Cap Stock Index                       1,341,594
          Van Kampen Emerging Growth Fund                     705,544
          Van Kampen Enterprise Fund                          199,732
          Van Kampen Growth & Income Fund                     280,864
          Federated American Leaders Fund II                  631,710
          Federated High Income Bond Fund II                  259,101
          Federated Growth Strategic Fund II                  314,890
          Federated Equity Income Fund II                     356,099
          Neuberger Berman Genesis Trust                       12,178
          Alger American Small Capitalization Fund        103,638,816
          T Rowe Price Growth Fund                         12,100,295
          T Rowe Price International Fund                   1,266,887
          T Rowe Price Prime Reserve Fund                   1,437,342
          Janus Aspen Worldwide Growth                          5,800
          American Growth Fund                              1,146,841
          American Growth & Income Fund                     6,367,508
          American Global Small Capitalization Fund         4,472,075
                                                       --------------
                                                       $5,936,884,273
                                                       ==============

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(6) Changes in Units Outstanding
   The changes in units outstanding for the years ended December 31, 2002 and 2003 were as follows:

                                                                         Met Investors
                                   -----------------------------------------------------------------------------------------
                                   Lord Abbett    Lord Abbett  Lord Abbett  Lord Abbett   JP Morgan      Met/         Met/
                                    Growth &       Growth &       Bond         Bond        Quality      Putnam       Putnam
                                     Income         Income      Debenture    Debenture      Bond       Research     Research
                                    Portfolio     Portfolio B   Portfolio   Portfolio B   Portfolio    Portfolio   Portfolio B
                                   -----------    -----------  -----------  -----------  -----------  -----------  -----------
Accumulation Units:
 Unit Balance at January 1, 2002    13,056,744        829,894            -      949,659    2,400,419    4,271,829    1,148,099
   Units Issued                      1,549,693      4,305,256       27,783    9,394,264    1,134,762      155,184    3,804,684
   Units Redeemed                   (1,759,662)      (372,072)      (4,391)  (1,894,405)    (475,242)    (906,198)    (635,480)
                                   -----------    -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002  12,846,775      4,763,078       23,392    8,449,518    3,059,939    3,520,815    4,317,303
   Units Issued                      1,219,207     10,714,433      243,062   25,392,846      624,403       60,653    6,293,780
   Units Redeemed                   (1,917,032)      (847,953)    (158,323)  (3,513,084)  (1,007,135)    (753,055)  (1,698,082)
                                   -----------    -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003  12,148,950     14,629,558      108,131   30,329,280    2,677,207    2,828,413    8,913,001
                                   ===========    ===========  ===========  ===========  ===========  ===========  ===========

Annuitization Units:
 Unit Balance at January 1, 2002             -              -            -            -            -            -            -
   Units Issued                              -              -            -            -            -            -            -
   Units Redeemed                            -              -            -            -            -            -            -
                                   -----------    -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002           -              -            -            -            -            -            -
   Units Issued                              -          1,658            -        2,676            -            -       20,018
   Units Redeemed                            -             (4)           -         (592)           -            -          (92)
                                   -----------    -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003           -          1,654            -        2,084            -            -       19,926
                                   ===========    ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003


(6) Changes in Units Outstanding, continued:


                                                                          Met Investors
                                   -------------------------------------------------------------------------------------
                                   Oppenheimer        PIMCO         PIMCO          Janus        PIMCO          PIMCO
                                     Capital        Inflation       Money       Aggressive   Total Return   Total Return
                                   Appreciation   Protected Bond   Market         Growth         Bond           Bond
                                   Portfolio B     Portfolio B   Portfolio B    Portfolio B   Portfolio     Portfolio B
                                   ------------   -------------- -----------    -----------  ------------   ------------
Accumulation Units:
 Unit Balance at January 1, 2002     2,574,330               -     2,040,930      1,408,153    3,960,781      2,425,689
   Units Issued                     14,586,041               -    17,646,874      6,396,924      496,215     20,415,679
   Units Redeemed                   (1,517,417)              -   (10,706,168)      (676,086)  (1,145,748)    (1,756,563)
                                   -----------     -----------   -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2002  15,642,954               -     8,981,636      7,128,991    3,311,248     21,084,805
   Units Issued                     37,979,598      26,664,957    29,097,422     21,329,554      574,005     33,897,043
   Units Redeemed                   (2,110,773)       (959,762)  (26,308,739)    (1,923,320)  (1,032,426)   (13,623,028)
                                   -----------     -----------   -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2003  51,511,779      25,705,195    11,770,319     26,535,225    2,852,827     41,358,820
                                   ===========     ===========   ===========    ===========  ===========    ===========

Annuitization Units:
 Unit Balance at January 1, 2002             -               -             -              -            -              -
   Units Issued                              -               -             -              -            -              -
   Units Redeemed                            -               -             -              -            -              -
                                   -----------     -----------   -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2002           -               -             -              -            -              -
   Units Issued                          2,268           2,767        17,124              -            -         12,838
   Units Redeemed                          (44)            (50)         (458)             -            -            (30)
                                   -----------     -----------   -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2003       2,224           2,717        16,666              -            -         12,808
                                   ===========     ===========   ===========    ===========  ===========    ===========


                                   ------

                                      PIMCO
                                    Innovation
                                    Portfolio
                                   -----------
Accumulation Units:
 Unit Balance at January 1, 2002             -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2002           -
   Units Issued                        216,314
   Units Redeemed                      (77,191)
                                   -----------
 Unit Balance at December 31, 2003     139,123
                                   ===========

Annuitization Units:
 Unit Balance at January 1, 2002             -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2002           -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2003           -
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003


(6) Changes in Units Outstanding, continued:

                                                                          Met Investors
                                   -------------------------------------------------------------------------------------------
                                                T Rowe Price      MFS          AIM          AIM          AIM         Harris
                                      PIMCO       Mid Cap      Research     Small Cap    Small Cap     Mid Cap       Oakmark
                                   Innovation      Growth    International   Growth       Growth     Core Equity  International
                                   Portfolio B  Portfolio B   Portfolio B   Portfolio   Portfolio B  Portfolio B   Portfolio B
                                   -----------  ------------ ------------- -----------  -----------  -----------  -------------
Accumulation Units:
 Unit Balance at January 1, 2002       719,543    1,668,902       916,898            -      119,269       91,975        20,012
   Units Issued                      3,285,269    8,867,108     7,647,919            -    4,384,817    2,782,051     2,076,456
   Units Redeemed                     (545,597)  (1,045,601)   (2,170,029)           -     (439,321)    (457,630)     (654,717)
                                   -----------  -----------   -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2002   3,459,215    9,490,409     6,394,788            -    4,064,765    2,416,396     1,441,751
   Units Issued                      9,239,970   26,258,579    11,350,573       58,223   10,289,124   10,491,174    16,407,912
   Units Redeemed                   (3,498,556)  (2,223,849)   (4,862,091)     (26,655)  (1,878,113)    (619,349)     (960,226)
                                   -----------  -----------   -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2003   9,200,629   33,525,139    12,883,270       31,568   12,475,776   12,288,221    16,889,437
                                   ===========  ===========   ===========  ===========  ===========  ===========   ===========

Annuitization Units:
 Unit Balance at January 1, 2002             -            -             -            -            -            -             -
   Units Issued                          3,515            -             -            -            -            -             -
   Units Redeemed                       (1,752)           -             -            -            -            -             -
                                   -----------  -----------   -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2002       1,763            -             -            -            -            -             -
   Units Issued                              -        1,788         3,894            -            -          641             -
   Units Redeemed                       (1,763)         (36)           (9)           -            -          (13)            -
                                   -----------  -----------   -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2003           -        1,752         3,885            -            -          628             -
                                   ===========  ===========   ===========  ===========  ===========  ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(6) Changes in Units Outstanding, continued:

                                         Met Investors                                 AIM
                                   ------------------------    ---------------------------------------------------
                                   Third Avenue   Third Avenue
                                    Small Cap      Small Cap     Premier      Capital      International
                                      Value          Value       Equity     Appreciation      Growth       Balanced
                                    Portfolio     Portfolio B     Fund          Fund           Fund          Fund
                                   ------------   ------------ -----------  ------------   ------------- -----------
Accumulation Units:
 Unit Balance at January 1, 2002             -              -      544,055      236,958         189,032      334,293
   Units Issued                              -      3,351,666      214,480      119,900          62,473      125,998
   Units Redeemed                            -       (244,877)    (291,126)    (143,742)        (82,911)    (161,963)
                                   -----------    -----------  -----------  -----------     -----------  -----------
 Unit Balance at December 31, 2002           -      3,106,789      467,409      213,116         168,594      298,328
   Units Issued                         54,100     17,714,300        9,559        9,235           8,983       11,432
   Units Redeemed                       (3,990)    (1,264,357)     (49,841)     (35,148)        (19,864)     (45,166)
                                   -----------    -----------  -----------  -----------     -----------  -----------
 Unit Balance at December 31, 2003      50,110     19,556,732      427,127      187,203         157,713      264,594
                                   ===========    ===========  ===========  ===========     ===========  ===========

Annuitization Units:
 Unit Balance at January 1, 2002             -              -            -            -               -            -
   Units Issued                              -              -            -            -               -            -
   Units Redeemed                            -              -            -            -               -            -
                                   -----------    -----------  -----------  -----------     -----------  -----------
 Unit Balance at December 31, 2002           -              -            -            -               -            -
   Units Issued                              -            974            -            -               -            -
   Units Redeemed                            -            (20)           -            -               -            -
                                   -----------    -----------  -----------  -----------     -----------  -----------
 Unit Balance at December 31, 2003           -            954            -            -               -            -
                                   ===========    ===========  ===========  ===========     ===========  ===========

                                       MFS
                                   -----------


                                     Research
                                      Series
                                   -----------
Accumulation Units:
 Unit Balance at January 1, 2002       126,396
   Units Issued                         70,559
   Units Redeemed                      (82,693)
                                   -----------
 Unit Balance at December 31, 2002     114,262
   Units Issued                          2,134
   Units Redeemed                      (19,299)
                                   -----------
 Unit Balance at December 31, 2003      97,097
                                   ===========

Annuitization Units:
 Unit Balance at January 1, 2002             -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2002           -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2003           -
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003


(6) Changes in Units Outstanding, continued:

                                             MFS                                        Oppenheimer
                                  ------------------------    ---------------------------------------------------------------
                                                              Main Street                              Main Street
                                   Investors         New       Growth &                                   Small      Strategic
                                     Trust        Discovery     Income         Bond        Money           Cap         Bond
                                    Series         Series        Fund          Fund        Fund        Growth Fund     Fund
                                  -----------    -----------  -----------  -----------  -----------    -----------  -----------
Accumulation Units:
Unit Balance at January 1, 2002        60,869         90,551      552,681       66,734      164,326         26,017       60,360
 Units Issued                          30,846         54,473      189,616       51,420      742,197            798        9,925
 Units Redeemed                       (37,423)       (69,565)    (305,791)     (48,069)    (738,979)        (2,676)     (26,652)
                                  -----------    -----------  -----------  -----------  -----------    -----------  -----------
Unit Balance at December 31, 2002      54,292         75,459      436,506       70,085      167,544         24,139       43,633
 Units Issued                           3,663          3,512        7,657        4,433          288          2,677        1,131
 Units Redeemed                        (7,122)       (20,263)     (45,312)      (4,270)     (67,609)        (1,766)      (6,703)
                                  -----------    -----------  -----------  -----------  -----------    -----------  -----------
Unit Balance at December 31, 2003      50,833         58,708      398,851       70,248      100,223         25,050       38,061
                                  ===========    ===========  ===========  ===========  ===========    ===========  ===========

Annuitization Units:
Unit Balance at January 1, 2002             -              -            -            -            -              -            -
 Units Issued                               -              -            -            -            -              -            -
 Units Redeemed                             -              -            -            -            -              -            -
                                  -----------    -----------  -----------  -----------  -----------    -----------  -----------
Unit Balance at December 31, 2002           -              -            -            -            -              -            -
 Units Issued                               -              -            -            -            -              -            -
 Units Redeemed                             -              -            -            -            -              -            -
                                  -----------    -----------  -----------  -----------  -----------    -----------  -----------
Unit Balance at December 31, 2003           -              -            -            -            -              -            -
                                  ===========    ===========  ===========  ===========  ===========    ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003


(6) Changes in Units Outstanding, continued:

                                                                            Fidelity
                                   ---------------------------------------------------------------------------------------

                                      Asset                                                      Equity-         Index
                                     Manager        Growth        Contrafund     Overseas        Income           500
                                    Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                   -----------    -----------    -----------    -----------    -----------    -----------
Accumulation Units:
 Unit Balance at January 1, 2002    21,022,339     25,015,822     19,181,427      2,228,327      3,242,873     19,727,766
   Units Issued                      2,059,632      3,426,291      2,781,999        130,146         88,856      3,288,938
   Units Redeemed                   (3,062,973)    (3,791,926)    (2,371,021)      (444,342)      (604,163)    (2,847,878)
                                   -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2002  20,018,998     24,650,187     19,592,405      1,914,131      2,727,566     20,168,826
   Units Issued                      1,555,082      2,796,790      2,208,124         90,040         49,896      1,712,892
   Units Redeemed                   (3,238,573)    (4,702,540)    (2,799,528)      (384,586)      (407,592)    (8,899,802)
                                   -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2003  18,335,507     22,744,437     19,001,001      1,619,585      2,369,870     12,981,916
                                   ===========    ===========    ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at January 1, 2002             -              -              -              -              -              -
   Units Issued                              -              -              -              -              -              -
   Units Redeemed                            -              -              -              -              -              -
                                   -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2002           -              -              -              -              -              -
   Units Issued                              -              -              -              -              -              -
   Units Redeemed                            -              -              -              -              -              -
                                   -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2003           -              -              -              -              -              -
                                   ===========    ===========    ===========    ===========    ===========    ===========

                                   --

                                      Money
                                     Market
                                    Portfolio
                                   -----------
Accumulation Units:
 Unit Balance at January 1, 2002     5,072,413
   Units Issued                      2,258,178
   Units Redeemed                   (2,804,936)
                                   -----------
 Unit Balance at December 31, 2002   4,525,655
   Units Issued                      2,756,152
   Units Redeemed                   (3,362,416)
                                   -----------
 Unit Balance at December 31, 2003   3,919,391
                                   ===========

Annuitization Units:
 Unit Balance at January 1, 2002             -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2002           -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2003           -
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003


(6) Changes in Units Outstanding, continued:

                                     Scudder I                                      MetLife
                                   ------------- --------------------------------------------------------------------
                                                    Davis        Davis          Harris       Harris
                                                   Venture      Venture        Oakmark      Oakmark       Jennison
                                   International    Value        Value         Focused      Focused        Growth
                                     Portfolio      Fund        Fund E        Value Fund  Value Fund B   Portfolio B
                                   ------------- -----------  -----------    -----------  ------------   -----------
Accumulation Units:
 Unit Balance at January 1, 2002      2,560,863            -    2,649,034              -    1,863,945              -
   Units Issued                       1,189,230            -   14,004,607              -    9,960,577      5,747,313
   Units Redeemed                      (776,660)           -   (1,167,076)             -   (1,139,281)      (228,132)
                                    -----------  -----------  -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2002    2,973,433            -   15,486,565              -   10,685,241      5,519,181
   Units Issued                         958,872       29,130   29,515,663        120,508   21,294,615     18,720,667
   Units Redeemed                      (800,024)      (1,759)  (5,589,696)        (4,762)  (2,461,629)    (5,296,950)
                                    -----------  -----------  -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2003    3,132,281       27,371   39,412,532        115,746   29,518,227     18,942,898
                                    ===========  ===========  ===========    ===========  ===========    ===========

Annuitization Units:
 Unit Balance at January 1, 2002              -            -            -              -            -              -
   Units Issued                               -            -            -              -            -              -
   Units Redeemed                             -            -            -              -            -              -
                                    -----------  -----------  -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2002            -            -            -              -            -              -
   Units Issued                               -            -       17,613              -        6,413          1,013
   Units Redeemed                             -            -          (65)             -          (38)           (20)
                                    -----------  -----------  -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2003            -            -       17,548              -        6,375            993
                                    ===========  ===========  ===========    ===========  ===========    ===========

                                   --------
                                       MFS
                                      Total
                                      Return
                                      Series
                                   -----------
Accumulation Units:
 Unit Balance at January 1, 2002             -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2002           -
   Units Issued                         20,499
   Units Redeemed                         (743)
                                   -----------
 Unit Balance at December 31, 2003      19,756
                                   ===========

Annuitization Units:
 Unit Balance at January 1, 2002             -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2002           -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2003           -
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003


(6) Changes in Units Outstanding, continued:

                                                                             MetLife
                                   ------------------------------------------------------------------------------------------
                                      Putnam                    Russell       Met/         Loomis
                                   International    Janus        2000        Putnam        Sayles        SSR          SSR
                                       Stock       Mid Cap       Index       Voyager     High Yield    Aurora     Bond Income
                                     Portfolio    Portfolio    Portfolio   Portfolio A      Bond      Portfolio    Portfolio
                                   ------------- -----------  -----------  -----------  -----------  -----------  -----------
Accumulation Units:
 Unit Balance at January 1, 2002         94,368      501,084       89,476      190,680       17,973            -            -
   Units Issued                          19,999      142,919       53,356       45,393        1,780            -            -
   Units Redeemed                       (16,692)    (157,900)     (37,051)     (43,341)     (19,753)           -            -
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002       97,675      486,103      105,781      192,732            -            -            -
   Units Issued                          48,800       64,607      208,690       35,180            -      180,972       15,799
   Units Redeemed                       (44,400)     (77,711)     (84,724)     (28,587)           -      (10,158)      (1,620)
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003      102,075      472,999      229,747      199,325            -      170,814       14,179
                                    ===========  ===========  ===========  ===========  ===========  ===========  ===========

Annuitization Units:
 Unit Balance at January 1, 2002              -            -            -            -            -            -            -
   Units Issued                               -            -            -            -            -            -            -
   Units Redeemed                             -            -            -            -            -            -            -
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002            -            -            -            -            -            -            -
   Units Issued                               -            -            -            -            -            -            -
   Units Redeemed                             -            -            -            -            -            -            -
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2003            -            -            -            -            -            -            -
                                    ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003


(6) Changes in Units Outstanding, continued:

                                                                              MetLife
                                   ------------------------------------------------------------------------------------
                                       SSR                                                      Lehman
                                    Large Cap        Stock          Stock          Alger       Brothers
                                      Value          Index          Index          Equity     Aggregate    FI Mid Cap
                                    Portfolio      Portfolio     Portfolio B       Growth     Bond Index  Opportunities
                                   -----------    -----------    -----------    -----------  -----------  -------------
Accumulation Units:
 Unit Balance at January 1, 2002             -              -        166,446              -            -             -
   Units Issued                              -              -      6,874,465              -            -             -
   Units Redeemed                            -              -     (2,019,099)             -            -             -
                                   -----------    -----------    -----------    -----------  -----------   -----------
 Unit Balance at December 31, 2002           -              -      5,021,812              -            -             -
   Units Issued                         21,321      2,064,241     11,278,710         10,994       68,128        77,968
   Units Redeemed                       (1,340)      (107,827)    (3,234,790)        (2,588)     (13,098)       (6,260)
                                   -----------    -----------    -----------    -----------  -----------   -----------
 Unit Balance at December 31, 2003      19,981      1,956,414     13,065,732          8,406       55,030        71,708
                                   ===========    ===========    ===========    ===========  ===========   ===========

Annuitization Units:
 Unit Balance at January 1, 2002             -              -              -              -            -             -
   Units Issued                              -              -              -              -            -             -
   Units Redeemed                            -              -              -              -            -             -
                                   -----------    -----------    -----------    -----------  -----------   -----------
 Unit Balance at December 31, 2002           -              -              -              -            -             -
   Units Issued                              -              -              -              -            -             -
   Units Redeemed                            -              -              -              -            -             -
                                   -----------    -----------    -----------    -----------  -----------   -----------
 Unit Balance at December 31, 2003           -              -              -              -            -             -
                                   ===========    ===========    ===========    ===========  ===========   ===========

                                   --------

                                   Harris Oakmark
                                     Large Cap
                                       Value
                                   --------------
Accumulation Units:
 Unit Balance at January 1, 2002              -
   Units Issued                               -
   Units Redeemed                             -
                                    -----------
 Unit Balance at December 31, 2002            -
   Units Issued                         145,332
   Units Redeemed                          (974)
                                    -----------
 Unit Balance at December 31, 2003      144,358
                                    ===========

Annuitization Units:
 Unit Balance at January 1, 2002              -
   Units Issued                               -
   Units Redeemed                             -
                                    -----------
 Unit Balance at December 31, 2002            -
   Units Issued                               -
   Units Redeemed                             -
                                    -----------
 Unit Balance at December 31, 2003            -
                                    ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(6) Changes in Units Outstanding, continued:

                                                MetLife                                 Van Kampen
                                      --------------------------    --------------------------------------------------

                                      Morgan Stanley     Mid          Emerging                  Growth &
                                           EAFE       Cap Stock        Growth     Enterprise     Income       Strategic
                                          Index         Index           Fund         Fund         Fund          Stock
                                      -------------- -----------    -----------  -----------  -----------    -----------
Accumulation Units:
 Unit Balance at January 1, 2002                 -             -        174,665       68,149            -         60,282
   Units Issued                                  -             -        136,454       54,763      123,984              -
   Units Redeemed                                -             -       (168,159)     (65,939)     (69,510)       (60,282)
                                       -----------   -----------    -----------  -----------  -----------    -----------
 Unit Balance at December 31, 2002               -             -        142,960       56,973       54,474              -
   Units Issued                            748,243       138,931         14,980          220        8,985              -
   Units Redeemed                         (637,808)      (10,655)       (26,588)      (6,993)      (1,837)             -
                                       -----------   -----------    -----------  -----------  -----------    -----------
   Unit Balance at December 31, 2003       110,435       128,276        131,352       50,200       61,622              -
                                       ===========   ===========    ===========  ===========  ===========    ===========

Annuitization Units:
 Unit Balance at January 1, 2002                 -             -              -            -            -              -
   Units Issued                                  -             -              -            -            -              -
   Units Redeemed                                -             -              -            -            -              -
                                       -----------   -----------    -----------  -----------  -----------    -----------
 Unit Balance at December 31, 2002               -             -              -            -            -              -
   Units Issued                                  -             -              -            -            -              -
   Units Redeemed                                -             -              -            -            -              -
                                       -----------   -----------    -----------  -----------  -----------    -----------
 Unit Balance at December 31, 2003               -             -              -            -            -              -
                                       ===========   ===========    ===========  ===========  ===========    ===========

                                       Federated
                                      -----------

                                       American
                                        Leaders
                                        Fund II
                                      -----------
Accumulation Units:
 Unit Balance at January 1, 2002          249,732
   Units Issued                           145,362
   Units Redeemed                        (232,904)
                                      -----------
 Unit Balance at December 31, 2002        162,190
   Units Issued                             7,454
   Units Redeemed                         (29,183)
                                      -----------
   Unit Balance at December 31, 2003      140,461
                                      ===========

Annuitization Units:
 Unit Balance at January 1, 2002                -
   Units Issued                                 -
   Units Redeemed                               -
                                      -----------
 Unit Balance at December 31, 2002              -
   Units Issued                                 -
   Units Redeemed                               -
                                      -----------
 Unit Balance at December 31, 2003              -
                                      ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003


(6) Changes in Units Outstanding, continued:

                                                 Federated                        Neuberger             Alger         T Rowe
                                   -------------------------------------  ------------------------  -------------- -----------
                                      High
                                     Income       Growth       Equity                                   Small
                                      Bond       Strategic     Income       Genesis                 Capitalization    Growth
                                     Fund II      Fund II      Fund II       Trust       Partners        Fund          Fund
                                   -----------  -----------  -----------  -----------  -----------  -------------- -----------
Accumulation Units:
 Unit Balance at January 1, 2002        60,212       55,308      116,932      478,656      295,027     9,374,497       656,181
   Units Issued                         34,908        1,344       79,954      180,589       12,514     1,845,548        58,302
   Units Redeemed                      (40,971)      (5,425)    (105,059)    (180,154)    (307,541)   (1,401,918)     (129,121)
                                   -----------  -----------  -----------  -----------  -----------   -----------   -----------
 Unit Balance at December 31, 2002      54,149       51,227       91,827      479,091            -     9,818,127       585,362
   Units Issued                            385          759        4,811        1,076            -     1,578,628        15,281
   Units Redeemed                       (6,170)      (4,587)     (14,895)    (478,107)           -    (1,638,205)     (429,468)
                                   -----------  -----------  -----------  -----------  -----------   -----------   -----------
 Unit Balance at December 31, 2003      48,364       47,399       81,743        2,060            -     9,758,550       171,175
                                   ===========  ===========  ===========  ===========  ===========   ===========   ===========

Annuitization Units:
 Unit Balance at January 1, 2002             -            -            -            -            -             -             -
   Units Issued                              -            -            -            -            -             -             -
   Units Redeemed                            -            -            -            -            -             -             -
                                   -----------  -----------  -----------  -----------  -----------   -----------   -----------
 Unit Balance at December 31, 2002           -            -            -            -            -             -             -
   Units Issued                              -            -            -            -            -             -             -
   Units Redeemed                            -            -            -            -            -             -             -
                                   -----------  -----------  -----------  -----------  -----------   -----------   -----------
 Unit Balance at December 31, 2003           -            -            -            -            -             -             -
                                   ===========  ===========  ===========  ===========  ===========   ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(6) Changes in Units Outstanding, continued:

                                             T Rowe               Janus                     American
                                   -------------------------   -----------  ---------------------------------------
                                                                                Global
                                                     Prime        Aspen         Small                       Growth &
                                   International    Reserve     Worldwide   Capitalization    Growth         Income
                                       Fund          Fund        Growth          Fund          Fund           Fund
                                   -------------  -----------  -----------  -------------- -----------    -----------
Accumulation Units:
 Unit Balance at January 1, 2002        664,996        91,744    1,246,925             -             -              -
   Units Issued                          78,426        91,477      324,304             -             -              -
   Units Redeemed                      (109,299)      (71,943)    (522,053)            -             -              -
                                    -----------   -----------  -----------   -----------   -----------    -----------
 Unit Balance at December 31, 2002      634,123       111,278    1,049,176             -             -              -
   Units Issued                          10,392        59,766        1,815        87,998        61,620         57,449
   Units Redeemed                      (526,688)      (83,835)  (1,049,406)      (10,076)       (1,866)        (3,817)
                                    -----------   -----------  -----------   -----------   -----------    -----------
 Unit Balance at December 31, 2003      117,827        87,209        1,585        77,922        59,754         53,632
                                    ===========   ===========  ===========   ===========   ===========    ===========

Annuitization Units:
 Unit Balance at January 1, 2002              -             -            -             -             -              -
   Units Issued                               -             -            -             -             -              -
   Units Redeemed                             -             -            -             -             -              -
                                    -----------   -----------  -----------   -----------   -----------    -----------
 Unit Balance at December 31, 2002            -             -            -             -             -              -
   Units Issued                               -             -            -             -             -              -
   Units Redeemed                             -             -            -             -             -              -
                                    -----------   -----------  -----------   -----------   -----------    -----------
 Unit Balance at December 31, 2003            -             -            -             -             -              -
                                    ===========   ===========  ===========   ===========   ===========    ===========

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation (depreciation) for each sub-account during the years ended December 31, 2003 and December 31, 2002 follows:

                                                                             Realized Gain (Loss)
                                                           -------------------------------------------------------
                                                                        Aggregate      Aggregate Cost
                                                           Year or Proceeds from Sales of Fund Shares   Realized
                                                           Period    of Fund Shares       Redeemed     Gain (Loss)
                                                           ------- ------------------- -------------- ------------

Met Investors Lord Abbett Growth & Income Portfolio         2003      $ 42,903,909      $ 53,442,890  $(10,538,981)
                                                            2002       291,523,289       294,835,936    (3,312,647)

Met Investors Lord Abbett Growth & Income Portfolio B       2003            58,245            66,723        (8,478)
                                                            2002           595,910           714,200      (118,290)

Met Investors Lord Abbett Bond Debenture Portfolio          2003         2,328,817         2,309,181        19,636
                                                            2002            18,015            18,911          (896)

Met Investors Lord Abbett Bond Debenture Portfolio B        2003        21,704,064        20,650,382     1,053,682
                                                            2002        16,689,856        17,463,501      (773,645)

Met Investors JP Morgan Quality Bond Portfolio              2003        10,947,509        10,527,548       419,961
                                                            2002        25,597,796        25,524,161        73,635

Met Investors Met/Putnam Research Portfolio                 2003         5,381,062         5,834,064      (453,002)
                                                            2002         6,099,157         6,769,561      (670,404)

Met Investors Met/Putnam Research Portfolio B               2003         3,438,660         3,545,807      (107,147)
                                                            2002         1,255,930         1,490,017      (234,087)

Met Investors Oppenheimer Capital Appreciation Portfolio B  2003            20,539            21,112          (573)
                                                            2002         1,052,602         1,202,113      (149,511)

Met Investors PIMCO Inflation Protected Bond Portfolio B    2003                 -                 -             -
                                                            2002                 -                 -             -

Met Investors PIMCO Money Market Portfolio B                2003       130,730,917       130,730,917             -
                                                            2002        49,095,311        49,095,311             -

Met Investors Janus Aggressive Growth Portfolio B           2003         1,342,395         1,313,023        29,372
                                                            2002           654,286           773,380      (119,094)

Met Investors PIMCO Total Return Bond Portfolio             2003         7,681,124         6,984,218       696,906
                                                            2002         7,495,714         7,316,530       179,184

Met Investors PIMCO Total Return Bond Portfolio B           2003        80,310,479        76,541,328     3,769,151
                                                            2002         1,574,251         1,527,983        46,268

Met Investors PIMCO Innovation Portfolio                    2003           269,449           265,393         4,056
                                                            2002                 -                 -             -

Met Investors PIMCO Innovation Portfolio B                  2003         7,344,791         7,534,420      (189,629)
                                                            2002           430,803           632,154      (201,351)

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                        Realized Gain (Loss)
                                                       -----------------------------------------------------
                                                                    Aggregate      Aggregate Cost
                                                       Year or Proceeds from Sales of Fund Shares  Realized
                                                       Period    of Fund Shares       Redeemed    Gain (Loss)
                                                       ------- ------------------- -------------- -----------

Met Investors T Rowe Price Mid Cap Growth Portfolio B   2003       $   155,464      $   173,007    $ (17,543)
                                                        2002           642,350          858,443     (216,093)

Met Investors MFS Research International B              2003        24,739,315       24,537,449      201,866
                                                        2002        10,070,141       10,580,261     (510,120)

Met Investors AIM Small Cap Growth Portfolio            2003           285,642          272,377       13,265
                                                        2002                 -                -            -

Met Investors AIM Small Cap Growth Portfolio B          2003         8,256,125        8,036,529      219,596
                                                        2002           704,109          785,490      (81,381)

Met Investors AIM Mid Cap Core Equity Portfolio B       2003           140,962          151,892      (10,930)
                                                        2002         1,232,763        1,379,477     (146,714)

Met Investors Harris Oakmark International Portfolio B  2003           912,138          962,167      (50,029)
                                                        2002         4,769,015        4,804,964      (35,949)

Met Investors Third Avenue Small Cap Value Portfolio    2003            33,736           31,297        2,439
                                                        2002                 -                -            -

Met Investors Third Avenue Small Cap Value Portfolio B  2003           647,373          620,549       26,824
                                                        2002           403,229          407,288       (4,059)

AIM Premier Equity Fund                                 2003           172,220          267,890      (95,670)
                                                        2002           835,523        1,261,244     (425,721)

AIM Capital Appreciation Fund                           2003           132,613          205,044      (72,431)
                                                        2002           510,548          789,132     (278,584)

AIM International Growth Fund                           2003            76,503          120,515      (44,012)
                                                        2002           272,932          412,451     (139,519)

AIM Balanced Fund                                       2003           189,273          244,756      (55,483)
                                                        2002           631,610          777,374     (145,764)

MFS Research Series                                     2003            68,660          101,563      (32,903)
                                                        2002           266,053          396,789     (130,736)

MFS Investors Trust Series                              2003            26,493           33,596       (7,103)
                                                        2002           127,785          158,337      (30,552)

MFS New Discovery Series                                2003            99,065          138,044      (38,979)
                                                        2002           327,864          422,011      (94,147)

Oppenheimer Main Street Growth & Income Fund            2003           176,304          239,919      (63,615)
                                                        2002           980,235        1,208,814     (228,579)

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                Realized Gain (Loss)
                                              -------------------------------------------------------
                                                           Aggregate      Aggregate Cost
                                              Year or Proceeds from Sales of Fund Shares   Realized
                                              Period    of Fund Shares       Redeemed     Gain (Loss)
                                              ------- ------------------- -------------- ------------

Oppenheimer Bond Fund                          2003      $     33,094      $     32,577  $        517
                                               2002           244,130           249,696        (5,566)

Oppenheimer Money Fund                         2003           379,228           379,228             -
                                               2002           699,283           699,283             -

Oppenheimer Main Street Small Cap Growth Fund  2003            11,883            13,930        (2,047)
                                               2002            12,911            14,878        (1,967)

Oppenheimer Strategic Bond Fund                2003            44,399            44,258           141
                                               2002           150,423           155,437        (5,014)

Fidelity Asset Manager Portfolio               2003        22,393,960        27,045,478    (4,651,518)
                                               2002       393,445,900       397,279,333    (3,833,433)

Fidelity Growth Portfolio                      2003        33,722,099        50,120,059   (16,397,960)
                                               2002       314,967,074       323,402,057    (8,434,983)

Fidelity Contrafund Portfolio                  2003        16,245,844        17,873,772    (1,627,928)
                                               2002       212,046,853       213,471,517    (1,424,664)

Fidelity Overseas Portfolio                    2003         2,263,767         3,525,183    (1,261,416)
                                               2002         3,421,687         4,817,243    (1,395,556)

Fidelity Equity-Income Portfolio               2003         3,917,020         4,724,426      (807,406)
                                               2002         5,170,737         6,343,165    (1,172,428)

Fidelity Index 500 Portfolio                   2003        90,774,161       105,135,746   (14,361,585)
                                               2002       226,822,745       229,423,747    (2,601,002)

Fidelity Money Market Portfolio                2003        16,762,058        16,762,058             -
                                               2002        65,970,622        65,970,622             -

Scudder I International Portfolio              2003         2,629,841         4,358,513    (1,728,672)
                                               2002        30,506,860        32,678,379    (2,171,519)

MetLife Davis Venture Value Fund               2003            38,328            38,064           264
                                               2002                 -                 -             -

MetLife Davis Venture Value Fund E             2003        24,941,792        25,044,059      (102,267)
                                               2002           967,804         1,047,284       (79,480)

MetLife Harris Oakmark Focused Value Fund      2003            24,562            24,006           556
                                               2002                 -                 -             -

MetLife Harris Oakmark Focused Value Fund B    2003           314,319           320,191        (5,872)
                                               2002         1,530,063         1,737,651      (207,588)

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                              Realized Gain (Loss)
                                             ------------------------------------------------------
                                                          Aggregate      Aggregate Cost
                                             Year or Proceeds from Sales of Fund Shares  Realized
                                             Period    of Fund Shares       Redeemed    Gain (Loss)
                                             ------- ------------------- -------------- -----------

MetLife Jennison Growth Portfolio B           2003       $36,733,966      $34,884,893   $ 1,849,073
                                              2002           131,074          139,179        (8,105)

MetLife MFS Total Return Series               2003            31,105           30,331           774
                                              2002                 -                -             -

MetLife Putnam International Stock Portfolio  2003           147,723          170,952       (23,229)
                                              2002            55,498           71,729       (16,231)

MetLife Janus Mid Cap Portfolio               2003           135,378          254,866      (119,488)
                                              2002           258,078          512,615      (254,537)

MetLife Russell 2000 Index Portfolio          2003           630,231          619,803        10,428
                                              2002           144,723          177,708       (32,985)

MetLife Met/Putnam Voyager Portfolio A        2003            55,906           96,375       (40,469)
                                              2002            77,093          138,464       (61,371)

MetLife Loomis Sayles High Yield Bond         2003                 -                -             -
                                              2002             4,862            5,370          (508)

MetLife SSR Aurora Portfolio                  2003            81,558           77,774         3,784
                                              2002                 -                -             -

MetLife SSR Bond Income Portfolio             2003            72,767           72,659           108
                                              2002                 -                -             -

MetLife SSR Large Cap Value Portfolio         2003            11,927           12,033          (106)
                                              2002                 -                -             -

MetLife Stock Index Portfolio                 2003         2,468,592        2,361,662       106,930
                                              2002                 -                -             -

MetLife Stock Index Portfolio B               2003         9,748,564        9,554,858       193,706
                                              2002        11,211,932       12,548,635    (1,336,703)

MetLife Alger Equity Growth                   2003            49,601           49,261           340
                                              2002                 -                -             -

MetLife Lehman Brothers Aggregate Bond Index  2003           140,495          142,064        (1,569)
                                              2002                 -                -             -

MetLife FI Mid Cap Opportunities              2003            51,607           48,223         3,384
                                              2002                 -                -             -

MetLife Harris Oakmark Large Cap Value        2003             5,764            5,448           316
                                              2002                 -                -             -

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                    Realized Gain (Loss)
                                   ------------------------------------------------------
                                                Aggregate      Aggregate Cost
                                   Year or Proceeds from Sales of Fund Shares  Realized
                                   Period    of Fund Shares       Redeemed    Gain (Loss)
                                   ------- ------------------- -------------- -----------

MetLife Morgan Stanley EAFE Index   2003       $ 5,261,858      $ 5,187,244   $    74,614
                                    2002                 -                -             -

MetLife Mid Cap Stock Index         2003            90,444           84,986         5,458
                                    2002                 -                -             -

Van Kampen Emerging Growth Fund     2003            96,663          158,665       (62,002)
                                    2002           534,912          901,549      (366,637)

Van Kampen Enterprise Fund          2003            23,402           31,312        (7,910)
                                    2002           188,175          270,310       (82,135)

Van Kampen Growth & Income Fund     2003            11,902           12,468          (566)
                                    2002           247,427          240,568         6,859

Van Kampen Strategic Stock Fund     2003                 -                -             -
                                    2002           306,519          289,211        17,308

Federated American Leaders Fund II  2003           116,855          141,070       (24,215)
                                    2002           857,771          995,497      (137,726)

Federated High Income Bond Fund II  2003            33,704           36,939        (3,235)
                                    2002           185,787          210,652       (24,865)

Federated Growth Strategic Fund II  2003            19,703           35,708       (16,005)
                                    2002            22,360           41,951       (19,591)

Federated Equity Income Fund II     2003            54,074           71,115       (17,041)
                                    2002           277,572          359,951       (82,379)

Neuberger Genesis Trust             2003         3,182,881        3,026,016       156,865
                                    2002         3,945,915        3,901,378        44,537

Neuberger Berman Partners           2003                 -                -             -
                                    2002         1,628,818        1,816,376      (187,558)

Alger Small Capitalization Fund     2003         5,115,383       10,368,122    (5,252,739)
                                    2002        92,308,865       95,743,000    (3,434,135)

T Rowe Growth Fund                  2003        21,188,315       31,163,803    (9,975,488)
                                    2002        49,309,288       51,995,771    (2,686,483)

T Rowe International Stock Fund     2003         3,663,594        5,833,817    (2,170,223)
                                    2002         7,698,878        8,013,342      (314,464)

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                           Realized Gain (Loss)
                                          ------------------------------------------------------
                                                       Aggregate      Aggregate Cost
                                          Year or Proceeds from Sales of Fund Shares  Realized
                                          Period    of Fund Shares       Redeemed    Gain (Loss)
                                          ------- ------------------- -------------- -----------

T Rowe Prime Reserve Fund                  2003       $   791,463      $   791,463   $         -
                                           2002         3,106,226        3,106,226             -

Janus Aspen Worldwide Growth               2003         5,222,175        8,741,370    (3,519,195)
                                           2002        11,618,006       12,871,450    (1,253,444)

American Global Small Capitalization Fund  2003            75,904           69,019         6,885
                                           2002                 -                -             -

American Growth Fund                       2003            11,710           11,048           662
                                           2002                 -                -             -

American Growth & Income Fund              2003            96,825           93,284         3,541
                                           2002                 -                -             -

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                        Unrealized Appreciation (Depreciation)
                                                                   -----------------------------------------------
                                                                    Appreciation     Appreciation
                                                           Year or (Depreciation)   (Depreciation)
                                                           Period  End of Period  Beginning of Period    Change
                                                           ------- -------------- ------------------- ------------

Met Investors Lord Abbett Growth & Income Portfolio         2003    $ (9,560,751)    $(89,096,088)    $ 79,535,337
                                                            2002     (89,096,088)     (11,523,760)     (77,572,328)

Met Investors Lord Abbett Growth & Income Portfolio B       2003      76,084,138      (27,212,543)     103,296,681
                                                            2002     (27,212,543)       1,177,296      (28,389,839)

Met Investors Lord Abbett Bond Debenture Portfolio          2003          38,138              102           38,036
                                                            2002             102                -              102

Met Investors Lord Abbett Bond Debenture Portfolio B        2003      39,529,682        1,323,627       38,206,055
                                                            2002       1,323,627           66,391        1,257,236

Met Investors JP Morgan Quality Bond Portfolio              2003         743,674        1,146,501         (402,827)
                                                            2002       1,146,501           59,526        1,086,975

Met Investors Met/Putnam Research Portfolio                 2003       1,276,614       (4,087,958)       5,364,572
                                                            2002      (4,087,958)       2,388,915       (6,476,873)

Met Investors Met/Putnam Research Portfolio B               2003       7,997,493       (3,226,127)      11,223,620
                                                            2002      (3,226,127)          73,143       (3,299,270)

Met Investors Oppenheimer Capital Appreciation Portfolio B  2003      49,055,486      (11,624,942)      60,680,428
                                                            2002     (11,624,942)         (24,399)     (11,600,543)

Met Investors PIMCO Inflation Protected Bond Portfolio B    2003       2,075,094                -        2,075,094
                                                            2002               -                -                -

Met Investors PIMCO Money Market Portfolio B                2003               -                -                -
                                                            2002               -                -                -

Met Investors Janus Aggressive Growth Portfolio B           2003      20,293,587       (6,043,694)      26,337,281
                                                            2002      (6,043,694)          63,666       (6,107,360)

Met Investors PIMCO Total Return Bond Portfolio             2003       1,790,919        1,879,764          (88,845)
                                                            2002       1,879,764         (348,024)       2,227,788

Met Investors PIMCO Total Return Bond Portfolio B           2003      11,925,780        9,787,280        2,138,500
                                                            2002       9,787,280         (289,416)      10,076,696

Met Investors PIMCO Innovation Portfolio                    2003          55,774                -           55,774
                                                            2002               -                -                -

Met Investors PIMCO Innovation Portfolio B                  2003       4,712,588       (4,837,981)       9,550,569
                                                            2002      (4,837,981)         (24,789)      (4,813,192)

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                    Unrealized Appreciation (Depreciation)
                                                               -----------------------------------------------
                                                                Appreciation     Appreciation
                                                       Year or (Depreciation)   (Depreciation)
                                                       Period  End of Period  Beginning of Period    Change
                                                       ------- -------------- ------------------- ------------

Met Investors T Rowe Price Mid Cap Growth Portfolio B   2003    $ 23,588,921     $(11,199,294)    $ 34,788,215
                                                        2002     (11,199,294)         532,265      (11,731,559)

Met Investors MFS Research International B              2003      22,674,482       (1,665,261)      24,339,743
                                                        2002      (1,665,261)         (48,206)      (1,617,055)

Met Investors AIM Small Cap Growth Portfolio            2003          22,604                -           22,604
                                                        2002               -                -                -

Met Investors AIM Small Cap Growth Portfolio B          2003      22,612,855       (3,236,418)      25,849,273
                                                        2002      (3,236,418)          44,343       (3,280,761)

Met Investors AIM Mid Cap Core Equity Portfolio B       2003      17,247,736       (1,420,926)      18,668,662
                                                        2002      (1,420,926)          22,724       (1,443,650)

Met Investors Harris Oakmark International Portfolio B  2003      31,414,745         (597,503)      32,012,248
                                                        2002        (597,503)           3,825         (601,328)

Met Investors Third Avenue Small Cap Value Portfolio    2003          61,093                -           61,093
                                                        2002               -                -                -

Met Investors Third Avenue Small Cap Value Portfolio B  2003      38,868,061           66,218       38,801,843
                                                        2002          66,218                -           66,218

AIM Premier Equity Fund                                 2003        (474,806)        (880,515)         405,709
                                                        2002        (880,515)        (651,310)        (229,205)

AIM Capital Appreciation Fund                           2003        (188,091)        (446,410)         258,319
                                                        2002        (446,410)        (482,121)          35,711

AIM International Growth Fund                           2003        (179,288)        (370,605)         191,317
                                                        2002        (370,605)        (399,857)          29,252

AIM Balanced Fund                                       2003        (160,965)        (360,735)         199,770
                                                        2002        (360,735)        (214,518)        (146,217)

MFS Research Series                                     2003         (91,755)        (199,766)         108,011
                                                        2002        (199,766)        (200,526)             760

MFS Investors Trust Series                              2003         (14,119)         (57,009)          42,890
                                                        2002         (57,009)         (34,738)         (22,271)

MFS New Discovery Series                                2003         (25,403)        (156,002)         130,599
                                                        2002        (156,002)         (69,844)         (86,158)

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                           Unrealized Appreciation (Depreciation)
                                                      -----------------------------------------------
                                                       Appreciation     Appreciation
                                              Year or (Depreciation)   (Depreciation)
                                              Period  End of Period  Beginning of Period    Change
                                              ------- -------------- ------------------- ------------

Oppenheimer Main Street Growth & Income Fund   2003   $    (146,061)    $    (552,093)   $    406,032
                                               2002        (552,093)         (375,551)       (176,542)

Oppenheimer Bond Fund                          2003          19,683            15,805           3,878
                                               2002          15,805             5,462          10,343

Oppenheimer Money Fund                         2003               -                 -               -
                                               2002               -                 -               -

Oppenheimer Main Street Small Cap Growth Fund  2003          21,489           (32,864)         54,353
                                               2002         (32,864)          (10,662)        (22,202)

Oppenheimer Strategic Bond Fund                2003          23,852              (735)         24,587
                                               2002            (735)           (1,020)            285

Fidelity Asset Manager Portfolio               2003     (17,569,077)      (43,474,896)     25,905,819
                                               2002     (43,474,896)      (23,531,874)    (19,943,022)

Fidelity Growth Portfolio                      2003     (62,344,841)     (146,036,278)     83,691,437
                                               2002    (146,036,278)      (54,662,872)    (91,373,406)

Fidelity Contrafund Portfolio                  2003      21,272,380       (34,833,179)     56,105,559
                                               2002     (34,883,179)      (13,377,047)    (21,506,132)

Fidelity Overseas Portfolio                    2003      (2,493,615)       (7,589,688)      5,096,073
                                               2002      (7,589,688)       (5,981,065)     (1,608,623)

Fidelity Equity-Income Portfolio               2003         128,097        (6,355,406)      6,483,503
                                               2002      (6,355,406)         (906,835)     (5,448,571)

Fidelity Index 500 Portfolio                   2003      (1,020,037)      (58,062,956)     57,042,919
                                               2002     (58,062,956)        1,429,728     (59,492,684)

Fidelity Money Market Portfolio                2003               -                 -               -
                                               2002               -                 -               -

Scudder I International Portfolio              2003      (6,796,727)      (13,010,946)      6,214,219
                                               2002     (13,010,946)      (11,623,392)     (1,387,554)

MetLife Davis Venture Value Fund               2003          88,012                 -          88,012
                                               2002               -                 -               -

MetLife Davis Venture Value Fund E             2003      64,517,006        (9,993,308)     74,510,314
                                               2002      (9,993,308)          651,406     (10,644,714)

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                         Unrealized Appreciation (Depreciation)
                                                     ----------------------------------------------
                                                      Appreciation     Appreciation
                                             Year or (Depreciation)   (Depreciation)
                                             Period  End of Period  Beginning of Period    Change
                                             ------- -------------- ------------------- -----------

MetLife Harris Oakmark Focused Value Fund     2003    $   355,482       $         -     $   355,482
                                              2002              -                 -               -

MetLife Harris Oakmark Focused Value Fund B   2003     70,883,090        (3,765,186)     74,648,276
                                              2002     (3,765,186)        1,445,855      (5,211,041)

MetLife Jennison Growth Portfolio B           2003     23,105,521        (2,035,146)     25,140,667
                                              2002     (2,035,146)                -      (2,035,146)

MetLife MFS Total Return Series               2003         46,065                 -          46,065
                                              2002              -                 -               -

MetLife Putnam International Stock Portfolio  2003         (5,061)         (111,231)        106,170
                                              2002       (111,231)          (65,550)        (45,681)

MetLife Janus Mid Cap Portfolio               2003       (446,432)         (794,013)        347,581
                                              2002       (794,013)         (722,067)        (71,946)

MetLife Russell 2000 Index Portfolio          2003        231,158          (109,899)        341,057
                                              2002       (109,899)          (18,838)        (91,061)

MetLife Met/Putnam Voyager Portfolio A        2003       (158,424)         (278,354)        119,930
                                              2002       (278,354)         (190,417)        (87,937)

MetLife Loomis Sayles High Yield Bond         2003              -                 -               -
                                              2002              -            (8,635)          8,635

MetLife SSR Aurora Portfolio                  2003        348,713                 -         348,713
                                              2002              -                 -               -

MetLife SSR Bond Income Portfolio             2003         12,545                 -          12,545
                                              2002              -                 -               -

MetLife SSR Large Cap Value Portfolio         2003         20,377                 -          20,377
                                              2002              -                 -               -

MetLife Stock Index Portfolio                 2003      7,763,978                 -       7,763,978
                                              2002              -                 -               -

MetLife Stock Index Portfolio B               2003     17,052,043        (4,217,392)     21,269,435
                                              2002     (4,217,392)           13,854      (4,231,246)

MetLife Alger Equity Growth                   2003         20,041                 -          20,041
                                              2002              -                 -               -

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                        Unrealized Appreciation (Depreciation)
                                                     --------------------------------------------
                                                      Appreciation     Appreciation
                                             Year or (Depreciation)   (Depreciation)
                                             Period  End of Period  Beginning of Period   Change
                                             ------- -------------- ------------------- ---------

MetLife Lehman Brothers Aggregate Bond Index  2003     $   8,123         $       -      $   8,123
                                              2002             -                 -              -

MetLife FI Mid Cap Opportunities              2003        88,530                 -         88,530
                                              2002             -                 -              -

MetLife Harris Oakmark Large Cap Value        2003       129,746                 -        129,746
                                              2002             -                 -              -

MetLife Morgan Stanley EAFE Index             2003        96,659                 -         96,659
                                              2002             -                 -              -

MetLife Mid Cap Stock Index                   2003       144,303                 -        144,303
                                              2002             -                 -              -

Van Kampen Emerging Growth Fund               2003      (175,497)         (354,506)       179,009
                                              2002      (354,506)         (473,731)       119,225

Van Kampen Enterprise Fund                    2003       (29,725)          (73,224)        43,499
                                              2002       (73,224)          (82,822)         9,598

Van Kampen Growth & Income Fund               2003        34,636           (33,073)        67,709
                                              2002       (33,073)                -        (33,073)

Van Kampen Strategic Stock Fund               2003             -                 -              -
                                              2002             -            12,418        (12,418)

Federated American Leaders Fund II            2003        16,459          (141,566)       158,025
                                              2002      (141,566)          (46,418)       (95,148)

Federated High Income Bond Fund II            2003         3,998           (30,425)        34,423
                                              2002       (30,425)          (31,800)         1,375

Federated Growth Strategic Fund II            2003      (112,525)         (189,708)        77,183
                                              2002      (189,708)         (149,281)       (40,427)

Federated Equity Income Fund II               2003       (19,625)         (103,581)        83,956
                                              2002      (103,581)          (79,059)       (24,522)

Neuberger Genesis Trust                       2003         4,451           165,148       (160,697)
                                              2002       165,148           389,444       (224,296)

Neuberger Partners                            2003             -                 -              -
                                              2002             -          (183,291)       183,291

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2003

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                       Unrealized Appreciation (Depreciation)
                                                  -----------------------------------------------
                                                   Appreciation     Appreciation
                                          Year or (Depreciation)   (Depreciation)
                                          Period  End of Period  Beginning of Period    Change
                                          ------- -------------- ------------------- ------------

Alger Small Capitalization Fund            2003    $(44,113,959)    $(67,412,861)    $ 23,298,902
                                           2002     (67,412,861)     (55,736,476)     (11,676,385)

T Rowe Growth Fund                         2003      (1,478,120)     (14,537,560)      13,059,440
                                           2002     (14,537,560)      (7,799,665)      (6,737,895)

T Rowe International Stock Fund            2003        (212,016)      (2,633,385)       2,421,369
                                           2002      (2,633,385)      (1,896,818)        (736,567)

T Rowe Prime Reserve Fund                  2003               -                -                -
                                           2002               -                -                -

Janus Aspen Worldwide Growth               2003             953       (3,561,087)       3,562,040
                                           2002      (3,561,087)      (2,723,972)        (837,115)

American Global Small Capitalization Fund  2003         134,325                -          134,325
                                           2002               -                -                -

American Growth Fund                       2003         611,512                -          611,512
                                           2002               -                -                -

American Growth & Income Fund              2003         404,263                -          404,263
                                           2002               -                -                -

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


MetLife Investors USA Separate Account A sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                         As of December 31, 2003
                                                                -----------------------------------------
                                                                                  Unit
                                                                               Fair Value*     Net Assets
                                                                  Units    (lowest to highest)   (000)
                                                                ---------- ------------------- ----------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio           12,148,950  $22.54 to $72.18    $298,174
  Met Investors Lord Abbett Growth & Income Portfolio B         14,629,558   42.21 to  43.21     626,036
  Met Investors Lord Abbett Bond Debenture Portfolio               108,131    5.48 to  16.86         997
  Met Investors Lord Abbett Bond Debenture Portfolio B          30,329,280   15.78 to  16.15     485,043
  Met Investors JP Morgan Quality Bond Portfolio                 2,677,207   11.55 to  26.53      33,184
  Met Investors Met/Putnam Research                              2,828,413    6.78 to   8.65      22,791
  Met Investors Met/Putnam Research B                            8,913,001    7.57 to   7.74      68,342
  Met Investors Oppenheimer Capital Appreciation Portfolio B    51,511,779    7.80 to   7.99     407,458
  (a) Met Investors PIMCO Inflation Protected Bond Portfolio B  25,705,195   10.37 to  10.44     267,767
  Met Investors PIMCO Money Market Portfolio B                  11,770,319    9.82 to  10.05     117,134
  Met Investors Janus Aggressive Growth Portfolio B             26,535,225    6.58 to   6.73     176,919
  Met Investors PIMCO Total Return Bond Portfolio                2,852,827    7.90 to  11.94      22,687
  Met Investors PIMCO Total Return Bond Portfolio B             41,358,820   11.44 to  11.71     479,813
  (a)Met Investors PIMCO Innovation Portfolio                      139,123    4.65 to   4.71         646
  Met Investors PIMCO Innovation Portfolio B                     9,200,629    4.51 to   4.61      42,018
  Met Investors T Rowe Price Mid Cap Growth Portfolio B         33,525,139    6.00 to   6.14     203,963
  Met Investors MFS Research International Portfolio B          12,883,270    9.30 to   9.52     121,467
  (a)Met Investors AIM Small Cap Growth Portfolio                   31,568   11.67 to  11.70         369
  Met Investors AIM Small Cap Growth Portfolio B                12,475,776   11.38 to  11.63     143,948
  Met Investors AIM Mid Cap Core Equity Portfolio B             12,288,221   11.80 to  12.05     146,954
  Met Investors Harris Oakmark International Portfolio B        16,889,437   11.53 to  11.78     197,425
  (a) Met Investors Third Avenue Small Cap Value Portfolio          50,110   11.52 to  11.54         577
  Met Investors Third Avenue Small Cap Value Portfolio B        19,556,732   11.32 to  11.50     223,573
  AIM Premier Equity Fund                                          427,127        3.59             1,531
  AIM Capital Appreciation Fund                                    187,203        4.28               800
  AIM International Growth Fund                                    157,713        4.20               663
  AIM Balanced Fund                                                264,594        4.43             1,173
  MFS Research Series                                               97,097        3.87               376
  MFS Investors Trust Series                                        50,833        3.92               199
  MFS New Discovery Series                                          58,708        5.95               349

                                                                       For the Year Ended December 31, 2003
                                                                --------------------------------------------------
                                                                Investment       Expense              Total
                                                                  Income        Ratio***           Return****
                                                                 Ratio**   (lowest to highest) (lowest to highest)
                                                                ---------- ------------------- -------------------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio             1.15%      0.89% to 1.40%       29.24% to 29.90%
  Met Investors Lord Abbett Growth & Income Portfolio B           0.69%      1.30% to 2.35%       23.90% to 29.04%
  Met Investors Lord Abbett Bond Debenture Portfolio              3.64%      0.89% to 1.40%       17.86% to 18.46%
  Met Investors Lord Abbett Bond Debenture Portfolio B            2.75%      1.30% to 2.35%        8.88% to 17.62%
  Met Investors JP Morgan Quality Bond Portfolio                  3.73%      0.89% to 1.40%        2.55% to  3.07%
  Met Investors Met/Putnam Research                               0.03%      1.15% to 1.40%       22.88% to 23.19%
  Met Investors Met/Putnam Research B                             0.00%      1.30% to 2.35%       19.42% to 22.73%
  Met Investors Oppenheimer Capital Appreciation Portfolio B      0.00%      1.30% to 2.35%       20.90% to 26.87%
  (a) Met Investors PIMCO Inflation Protected Bond Portfolio B    0.42%      1.30% to 2.35%        3.70% to  4.43%
  Met Investors PIMCO Money Market Portfolio B                    0.41%      1.30% to 2.35%    (1.80%)  to (0.77%)
  Met Investors Janus Aggressive Growth Portfolio B               0.00%      1.30% to 2.35%       21.15% to 29.21%
  Met Investors PIMCO Total Return Bond Portfolio                 1.06%      0.89% to 1.40%        3.07% to  3.59%
  Met Investors PIMCO Total Return Bond Portfolio B               1.38%      1.30% to 2.35%      (0.06%) to  2.96%
  (a)Met Investors PIMCO Innovation Portfolio                     0.00%      0.89% to 1.35%       55.73% to 56.45%
  Met Investors PIMCO Innovation Portfolio B                      0.00%      1.30% to 2.35%       38.29% to 55.54%
  Met Investors T Rowe Price Mid Cap Growth Portfolio B           0.00%      1.30% to 2.35%       27.90% to 34.88%
  Met Investors MFS Research International Portfolio B            0.89%      1.30% to 2.35%       28.59% to 30.34%
  (a)Met Investors AIM Small Cap Growth Portfolio                 0.00%      1.25% to 1.35%       37.21% to 37.35%
  Met Investors AIM Small Cap Growth Portfolio B                  0.00%      1.30% to 2.35%       32.40% to 37.07%
  Met Investors AIM Mid Cap Core Equity Portfolio B               1.53%      1.30% to 2.35%       22.83% to 24.55%
  Met Investors Harris Oakmark International Portfolio B          1.81%      1.30% to 2.35%       31.97% to 34.23%
  (a) Met Investors Third Avenue Small Cap Value Portfolio        0.62%      1.25% to 1.35%       39.64% to 39.78%
  Met Investors Third Avenue Small Cap Value Portfolio B          0.48%      1.30% to 2.35%       34.67% to 39.60%
  AIM Premier Equity Fund                                         0.31%          1.40%               23.34%
  AIM Capital Appreciation Fund                                   0.00%          1.40%               27.72%
  AIM International Growth Fund                                   0.55%          1.40%               27.27%
  AIM Balanced Fund                                               1.95%          1.40%               14.75%
  MFS Research Series                                             0.67%          1.40%               22.97%
  MFS Investors Trust Series                                      0.67%          1.40%               20.45%
  MFS New Discovery Series                                        0.00%          1.40%               31.86%


     (a) For the period from May 1, 2003 to December 31, 2003.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                             As of December 31, 2003
                                                    -----------------------------------------
                                                                      Unit
                                                                   Fair Value*     Net Assets
                                                      Units    (lowest to highest)   (000)
                                                    ---------- ------------------- ----------
Accumulation units, continued:
  Oppenheimer Main Street Growth & Income Fund         398,851       $4.25          $  1,696
  Oppenheimer Bond Fund                                 70,248        6.31               443
  Oppenheimer Money Fund                               100,223        5.40               541
  Oppenheimer Main Street Small Cap Growth Fund         25,050        7.28               182
  Oppenheimer Strategic Bond Fund                       38,061        6.62               252
  Fidelity Asset Manager Portfolio                  18,335,507    9.39 to  9.51      173,560
  Fidelity Growth Portfolio                         22,744,437   11.77 to 11.87      269,260
  Fidelity Contrafund Portfolio                     19,001,001    7.31 to 13.15      249,506
  Fidelity Overseas Portfolio                        1,619,585    7.08 to  8.18       12,334
  Fidelity Equity-Income Portfolio                   2,369,870       10.67            25,276
  Fidelity Index 500 Portfolio                      12,981,916   12.66 to 12.78      164,912
  Fidelity Money Market Portfolio                    3,919,391    6.76 to  7.08       26,673
  Scudder I International Portfolio                  3,132,281    6.77 to  6.79       21,280
  (a) MetLife Davis Venture Value Fund                  27,371   28.56 to 29.79          782
  MetLife Davis Venture Value Fund E                39,412,532   10.56 to 10.80      421,803
  (a) MetLife Harris Oakmark Focused Value Fund        115,746   31.46 to 33.04        3,642
  MetLife Harris Oakmark Focused Value Fund B       29,518,227   13.70 to 14.02      409,860
  MetLife Jennison Growth Portfolio B               18,942,898    9.62 to  9.77      184,013
  (a) MetLife MFS Total Return Series                   19,756   38.75 to 41.84          766
  MetLife Putnam International Stock Portfolio         102,075        3.58               365
  MetLife Janus Mid Cap Portfolio                      472,999        1.92               909
  MetLife Russell 2000 Index Portfolio                 229,747    5.15 to 13.94        2,228
  MetLife Met/Putnam Voyager Portfolio A               199,325        2.10               419
  (a) MetLife SSR Aurora Portfolio                     170,814   16.11 to 16.37        2,752
  (a) MetLife SSR Bond Income Portfolio                 14,179   46.37 to 50.92          658
  (a) MetLife SSR Large Cap Value Portfolio             19,981   10.62 to 10.64          212
  (a) MetLife Stock Index Portfolio                  1,956,414   35.45 to 38.01       69,595
  MetLife Stock Index Portfolio B                   13,065,732   10.26 to 10.48      135,881
  (a) MetLife Alger Equity Growth                        8,406   24.33 to 24.55          205
  (a) MetLife Lehman Brothers Aggregate Bond Index      55,030   12.76 to 12.82          702
  (a) MetLife FI Mid Cap Opportunities                  71,708   11.41 to 11.50          819
  (a) MetLife Harris Oakmark Large Cap Value           144,358   12.12 to 12.18        1,749

                                                           For the Year Ended December 31, 2003
                                                    --------------------------------------------------
                                                    Investment       Expense              Total
                                                      Income        Ratio***           Return****
                                                     Ratio**   (lowest to highest) (lowest to highest)
                                                    ---------- ------------------- -------------------
Accumulation units, continued:
  Oppenheimer Main Street Growth & Income Fund        0.97%          1.40%               24.96%
  Oppenheimer Bond Fund                               5.47%          1.40%                5.29%
  Oppenheimer Money Fund                              0.95%          1.40%               (0.61%)
  Oppenheimer Main Street Small Cap Growth Fund       0.00%          1.40%               42.36%
  Oppenheimer Strategic Bond Fund                     6.49%          1.40%               16.43%
  Fidelity Asset Manager Portfolio                    3.56%      0.89% to 1.40%      16.34% to 16.93%
  Fidelity Growth Portfolio                           0.27%      0.89% to 1.40%      31.00% to 31.67%
  Fidelity Contrafund Portfolio                       0.46%      0.89% to 1.40%      26.68% to 27.33%
  Fidelity Overseas Portfolio                         0.87%      1.15% to 1.40%      41.38% to 41.73%
  Fidelity Equity-Income Portfolio                    1.89%          1.40%               28.52%
  Fidelity Index 500 Portfolio                        1.67%      0.89% to 1.40%      26.63% to 27.27%
  Fidelity Money Market Portfolio                     1.08%      0.89% to 1.40%     (0.40%) to  0.10%
  Scudder I International Portfolio                   0.76%      1.35% to 1.40%      25.98% to 26.04%
  (a) MetLife Davis Venture Value Fund                0.00%      0.89% to 1.35%      29.12% to 29.71%
  MetLife Davis Venture Value Fund E                  0.27%      1.30% to 2.35%      25.13% to 29.05%
  (a) MetLife Harris Oakmark Focused Value Fund       0.00%      0.89% to 1.35%      30.88% to 31.48%
  MetLife Harris Oakmark Focused Value Fund B         0.05%      1.30% to 2.35%      26.99% to 30.62%
  MetLife Jennison Growth Portfolio B                 0.14%      1.30% to 2.35%      20.13% to 28.02%
  (a) MetLife MFS Total Return Series                 0.00%      0.89% to 1.35%      15.43% to 15.97%
  MetLife Putnam International Stock Portfolio        0.63%          1.40%               26.26%
  MetLife Janus Mid Cap Portfolio                     0.00%          1.40%               32.71%
  MetLife Russell 2000 Index Portfolio                0.26%      0.89% to 1.40%      44.04% to 44.77%
  MetLife Met/Putnam Voyager Portfolio A              0.00%          1.40%               24.16%
  (a) MetLife SSR Aurora Portfolio                    0.00%      0.89% to 1.35%      48.13% to 48.81%
  (a) MetLife SSR Bond Income Portfolio               0.00%      0.89% to 1.35%       4.43% to  4.92%
  (a) MetLife SSR Large Cap Value Portfolio           1.28%      1.25% to 1.35%      33.86% to 33.99%
  (a) MetLife Stock Index Portfolio                   0.00%      0.89% to 1.40%      26.44% to 27.07%
  MetLife Stock Index Portfolio B                     1.26%      1.30% to 2.35%      20.39% to 26.22%
  (a) MetLife Alger Equity Growth                     0.00%      1.25% to 1.35%      33.34% to 33.47%
  (a) MetLife Lehman Brothers Aggregate Bond Index    0.00%      1.25% to 1.35%       2.24% to  2.35%
  (a) MetLife FI Mid Cap Opportunities                0.00%      0.89% to 1.35%      40.62% to 41.26%
  (a) MetLife Harris Oakmark Large Cap Value          0.00%      1.25% to 1.35%      23.81% to 23.94%

     (a) For the period from May 1, 2003 to December 31, 2003.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                                      As of December 31, 2003
                                                              ----------------------------------------
                                                                               Unit
                                                                            Fair Value*     Net Assets
                                                                Units   (lowest to highest)   (000)
                                                              --------- ------------------- ----------
Accumulation units, continued:
  (a) MetLife Morgan Stanley EAFE Index                         110,435  $  9.67 to $ 9.91   $  1,069
  (a) MetLife Mid Cap Stock Index                               128,276    11.57 to  11.75      1,484
  Van Kampen Emerging Growth Fund                               131,352        4.03               529
  Van Kampen Enterprise Fund                                     50,200        3.38               170
  Van Kampen Growth & Income Fund                                61,622        5.11               315
  Federated American Leaders II                                 140,461        4.61               647
  Federated High Income Bond Fund II                             48,364        5.43               263
  Federated Growth Strategic Fund II                             47,399        4.26               202
  Federated Equity Income Fund II                                81,743        4.11               336
  Neuberger Berman Genesis Trust                                  2,060        8.70                18
  Alger American Small Capitalization Fund                    9,758,550      6.08 to  6.10     59,470
  T Rowe Growth Fund                                            171,175        62.15           10,638
  T Rowe International Stock Fund                               117,827        8.98             1,058
  T Rowe Prime Reserve Fund                                      87,209        16.48            1,437
  Janus Aspen Worldwide Growth                                    1,585        6.06                10
  (a) American Global Small Capitalization Fund                  77,922    16.42 to  16.85      1,280
  (a) American Growth Fund                                       59,754   116.56 to 127.74      6,971
  (a) American Growth & Income Fund                              53,632    90.71 to  99.40      4,871
Annuitization units:
  Met Investors Lord Abbett Growth & Income Portfolio B           1,654        39.68               66
  Met Investors Lord Abbett Bond Debenture Portfolio B            2,084        14.83               31
  Met Investors Met/Putnam Research Portfolio B                  19,926        7.10               141
  Met Investors Oppenheimer Capital Appreciation Portfolio B      2,224        7.31                16
  Met Investors PIMCO Inflation Protected Bond Portfolio B        2,717        10.23               28
  Met Investors PIMCO Money Market Portfolio B                   16,666        9.20               153
  Met Investors PIMCO Total Return Bond Portfolio B              12,808        10.73              137
  Met Investors T Rowe Price Mid Cap Growth Portfolio B           1,752        5.62                10
  Met Investors MFS Research International Portfolio B            3,885        8.72                34
  Met Investors AIM Mid Cap Core Equity Portfolio B                 628        11.26                7
  Met Investors Third Avenue Small Cap Value Portfolio B            954        10.93               10
  MetLife Davis Venture Value Fund E                             17,548        9.92               174
  MetLife Harris Oakmark Focused Value Fund B                     6,375        12.88               82
  MetLife Jennison Growth Portfolio B                               993         9.29                9

                                                                     For the Year Ended December 31, 2003
                                                              --------------------------------------------------
                                                              Investment       Expense              Total
                                                                Income        Ratio***           Return****
                                                               Ratio**   (lowest to highest) (lowest to highest)
                                                              ---------- ------------------- -------------------
Accumulation units, continued:
  (a) MetLife Morgan Stanley EAFE Index                         0.00%      0.89% to 1.35%     35.79% to 36.42%
  (a) MetLife Mid Cap Stock Index                               0.00%      0.89% to 1.35%     33.16% to 33.77%
  Van Kampen Emerging Growth Fund                               0.00%          1.40%               25.58%
  Van Kampen Enterprise Fund                                    0.52%          1.40%               24.13%
  Van Kampen Growth & Income Fund                               0.87%          1.40%               26.26%
  Federated American Leaders II                                 1.69%          1.40%               25.92%
  Federated High Income Bond Fund II                            7.69%          1.40%               20.52%
  Federated Growth Strategic Fund II                            0.00%          1.40%               38.13%
  Federated Equity Income Fund II                               1.93%          1.40%               25.51%
  Neuberger Berman Genesis Trust                                0.00%          0.89%               30.49%
  Alger American Small Capitalization Fund                      0.00%      1.25% to 1.40%     40.37% to 40.58%
  T Rowe Growth Fund                                            0.16%          0.89%               30.06%
  T Rowe International Stock Fund                               0.74%          0.89%               30.12%
  T Rowe Prime Reserve Fund                                     0.69%          0.89%              (0.30%)
  Janus Aspen Worldwide Growth                                  0.01%          0.89%               22.89%
  (a) American Global Small Capitalization Fund                 0.07%      0.89% to 1.35%     51.47% to 52.17%
  (a) American Growth Fund                                      0.16%      0.89% to 1.35%     34.97% to 35.60%
  (a) American Growth & Income Fund                             1.38%      0.89% to 1.35%     30.65% to 31.25%
Annuitization units:
  Met Investors Lord Abbett Growth & Income Portfolio B         0.69%          1.40%               25.16%
  Met Investors Lord Abbett Bond Debenture Portfolio B          2.75%          1.40%               14.08%
  Met Investors Met/Putnam Research Portfolio B                 0.00%          1.40%               19.04%
  Met Investors Oppenheimer Capital Appreciation Portfolio B    0.00%          1.40%               23.05%
  Met Investors PIMCO Inflation Protected Bond Portfolio B      0.42%          1.40%               2.32%
  Met Investors PIMCO Money Market Portfolio B                  0.41%          1.55%              (3.99%)
  Met Investors PIMCO Total Return Bond Portfolio B             1.38%          1.40%              (0.14%)
  Met Investors T Rowe Price Mid Cap Growth Portfolio B         0.00%          1.40%               30.82%
  Met Investors MFS Research International Portfolio B          0.89%          1.40%               26.42%
  Met Investors AIM Mid Cap Core Equity Portfolio B             1.53%          1.40%               20.80%
  Met Investors Third Avenue Small Cap Value Portfolio B        0.48%          1.40%               35.39%
  MetLife Davis Venture Value Fund E                            0.27%          1.40%              25.16 %
  MetLife Harris Oakmark Focused Value Fund B                   0.05%          1.40%               26.69%
  MetLife Jennison Growth Portfolio B                           0.14%          1.40%               24.16%


     (a) For the period from May 1, 2003 to December 31, 2003.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS



MetLife Investors USA Separate Account A sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                       As of December 31, 2002
                                                              -----------------------------------------
                                                                                Unit
                                                                             Fair Value*     Net Assets
                                                                Units    (lowest to highest)   (000)
                                                              ---------- ------------------- ----------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio         12,846,775  $17.44 to $55.57    $256,901
  Met Investors Lord Abbett Growth & Income Portfolio B        4,763,078   33.02 to  33.48     158,469
  (b) Met Investors Lord Abbett Bond Debenture Portfolio          23,392        4.65               109
  Met Investors Lord Abbett Bond Debenture Portfolio B         8,449,518   13.54 to  13.73     115,255
  Met Investors JP Morgan Quality Bond Portfolio               3,059,939   11.25 to  25.74      38,254
  Met Investors Met/Putnam Research Portfolio                  3,520,815    5.52 to   7.02      23,034
  Met Investors Met/Putnam Research Portfolio B                4,317,303    6.22 to   6.31      27,062
  Met Investors Oppenheimer Capital Appreciation Portfolio B  15,642,954    6.21 to   6.30      97,837
  Met Investors PIMCO Money Market Portfolio B                 8,981,636   10.00 to  10.14      90,464
  Met Investors Janus Aggressive Growth Portfolio B            7,128,991    5.14 to   5.21      36,902
  Met Investors PIMCO Total Return Bond Portfolio              3,311,248    7.66 to   7.73      25,487
  Met Investors PIMCO Total Return Bond Portfolio B           21,084,805   11.22 to  11.38     238,271
  Met Investors PIMCO Innovation Portfolio B                   3,459,215    2.92 to   2.97      10,191
  Met Investors T Rowe Price Mid Cap Growth Portfolio B        9,490,409    4.49 to   4.55      42,935
  Met Investors MFS Research International Portfolio B         6,394,788    7.20 to   7.30      46,398
  Met Investors AIM Small Cap Growth Portfolio B               4,064,765    8.38 to   8.48      34,329
  Met Investors AIM Mid Cap Core Equity Portfolio B            2,416,396    9.57 to   9.68      23,277
  Met Investors Harris Oakmark International Portfolio B       1,441,751    8.74 to   8.84      12,689
  (c) Met Investors Third Avenue Small Cap Value Portfolio B   3,106,789    8.19 to   8.24      25,529
  AIM Premier Equity Fund                                        467,409        2.91             1,359
  AIM Capital Appreciation Fund                                  213,116        3.35               713
  AIM International Growth Fund                                  168,594        3.30               557
  AIM Balanced Fund                                              298,328        3.86             1,152
  MFS Research Series                                            114,262        3.15               360
  MFS Investors Trust Series                                      54,292        3.26               177
  MFS New Discovery Series                                        75,459        4.51               340
  Oppenheimer Main Street Growth & Income Fund                   436,506        3.40             1,485

                                                                     For the Year ended December 31, 2002
                                                              ---------------------------------------------------
                                                              Investment       Expense              Total
                                                                Income        Ratio***           Return****
                                                               Ratio**   (lowest to highest) (lowest to highest)
                                                              ---------- ------------------- --------------------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio           0.91%      0.89% to 1.40%    (19.09%) to (18.67%)
  Met Investors Lord Abbett Growth & Income Portfolio B         1.77%      1.30% to 2.25%    (19.94%) to (19.18%)
  (b) Met Investors Lord Abbett Bond Debenture Portfolio        0.00%          1.40%               (1.77%)
  Met Investors Lord Abbett Bond Debenture Portfolio B          4.91%      1.30% to 2.25%     (2.79%) to  (1.86%)
  Met Investors JP Morgan Quality Bond Portfolio                5.20%      0.89% to 1.40%       7.44% to   7.99%
  Met Investors Met/Putnam Research Portfolio                   0.41%      1.15% to 1.40%    (21.71%) to (21.52%)
  Met Investors Met/Putnam Research Portfolio B                 0.69%      1.30% to 2.25%    (22.58%) to (21.84%)
  Met Investors Oppenheimer Capital Appreciation Portfolio B    0.01%      1.30% to 2.25%    (26.41%) to (25.71%)
  Met Investors PIMCO Money Market Portfolio B                  1.02%      1.30% to 2.25%     (1.15%) to  (0.21%)
  Met Investors Janus Aggressive Growth Portfolio B             0.01%      1.30% to 2.25%    (29.44%) to (28.77%)
  Met Investors PIMCO Total Return Bond Portfolio               0.00%      1.15% to 1.40%       8.04% to   8.31%
  Met Investors PIMCO Total Return Bond Portfolio B             0.00%      1.30% to 2.25%       6.86% to   7.88%
  Met Investors PIMCO Innovation Portfolio B                    0.00%      1.30% to 2.25%    (51.83%) to (51.37%)
  Met Investors T Rowe Price Mid Cap Growth Portfolio B         0.00%      1.30% to 2.25%    (45.29%) to (44.76%)
  Met Investors MFS Research International Portfolio B          0.24%      1.30% to 2.25%    (13.77%) to (12.94%)
  Met Investors AIM Small Cap Growth Portfolio B                0.00%      1.30% to 2.25%    (29.12%) to (28.44%)
  Met Investors AIM Mid Cap Core Equity Portfolio B             0.02%      1.30% to 2.25%    (12.80%) to (11.97%)
  Met Investors Harris Oakmark International Portfolio B        0.24%      1.30% to 2.25%    (19.92%) to (19.15%)
  (c) Met Investors Third Avenue Small Cap Value Portfolio B    0.39%      1.30% to 2.25%    (18.14%) to (17.62%)
  AIM Premier Equity Fund                                       0.31%          1.40%               (31.23%)
  AIM Capital Appreciation Fund                                 0.00%          1.40%               (25.41%)
  AIM International Growth Fund                                 0.55%          1.40%               (16.85%)
  AIM Balanced Fund                                             2.34%          1.40%               (18.25%)
  MFS Research Series                                           0.28%          1.40%               (25.59%)
  MFS Investors Trust Series                                    0.56%          1.40%               (22.06%)
  MFS New Discovery Series                                      0.00%          1.40%               (32.58%)
  Oppenheimer Main Street Growth & Income Fund                  0.81%          1.40%               (19.93%)


     (b) For the period from April 26, 2002 to December 31, 2002.
     (c) For the period from May 1, 2002 to December 31, 2002.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

     ***** This information is not available.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                          As of December 31, 2002
                                                 -----------------------------------------
                                                                   Unit
                                                                Fair Value*     Net Assets
                                                   Units    (lowest to highest)   (000)
                                                 ---------- ------------------- ----------
Accumulation units, continued:
  Oppenheimer Bond Fund                              70,085       $5.99          $    420
  Oppenheimer Money Fund                            167,544        5.43               910
  Oppenheimer Main Street Small Cap Growth Fund      24,139        5.11               123
  Oppenheimer Strategic Bond Fund                    43,633        5.69               248
  Fidelity Asset Manager Portfolio               20,018,998    8.07 to  8.16      162,779
  Fidelity Growth Portfolio                      24,650,187    8.94 to  9.05      222,487
  Fidelity Contrafund Portfolio                  19,592,405    5.74 to 10.37      200,853
  Fidelity Overseas Portfolio                     1,914,131    5.00 to  5.78       10,274
  Fidelity Equity-Income Portfolio                2,727,566        8.30            22,635
  Fidelity Index 500 Portfolio                   20,168,826   10.00 to 10.06      202,227
 Fidelity Money Market Portfolio                  4,525,655    6.78 to  7.07       30,913
 Scudder I International Portfolio                2,973,433    5.38 to  5.39       16,027
 MetLife Davis Venture Value Fund E              15,486,565    8.26 to  8.37      128,845
 MetLife Harris Oakmark Focused Value Fund B     10,685,241   10.59 to 10.73      113,939
 (c) MetLife Jennison Growth Portfolio B          5,519,181    7.58 to  7.63       42,026
 MetLife Putnam International Stock Portfolio        97,675        2.83               277
 MetLife Janus Mid Cap Portfolio                    486,103        1.45               704
 MetLife Russell 2000 Index Portfolio               105,781        3.58               378
 MetLife Met/Putnam Voyager Portfolio A             192,732        1.69               326
 MetLife Stock Index Portfolio B                  5,021,812    8.20 to  8.30       41,490
 Van Kampen Emerging Growth Fund                    142,960        3.21               459
 Van Kampen Enterprise Fund                          56,973        2.73               155
 (c) Van Kampen Growth & Income Fund                 54,474        4.05               221
 Federated American Leaders II                      162,190        3.66               594
 Federated High Income Bond Fund II                  54,149        4.51               244
 Federated Growth Strategic Fund II                  51,227        3.09               158
 Federated Equity Income Fund II                     91,827        3.28               301
 Neuberger Genesis Trust                            479,091        6.66             3,193
 Alger Small Capitalization Fund                  9,818,127    4.33 to  4.34       42,604
 T Rowe Price Growth Fund                           585,362       47.78            27,969
 T Rowe Price International Fund                    634,123        6.90             4,375
 T Rowe Price Prime Reserve Fund                    111,278       16.52             1,839
 Janus Aspen Worldwide Growth                     1,049,176        4.93             5,172
Annuitization units:
 Met Investors PIMCO Innovation Portfolio B           1,763       $2.80          $      5

                                                         For the Year ended December 31, 2002
                                                 ----------------------------------------------------
                                                 Investment       Expense               Total
                                                   Income        Ratio***            Return****
                                                  Ratio**   (lowest to highest)  (lowest to highest)
                                                 ---------- ------------------- ---------------------
Accumulation units, continued:
  Oppenheimer Bond Fund                             7.68%         1.40%                 7.56%
  Oppenheimer Money Fund                            1.47%         1.40%                 *****
  Oppenheimer Main Street Small Cap Growth Fund     0.00%         1.40%               (16.92%)
  Oppenheimer Strategic Bond Fund                   8.38%         1.40%                 5.95%
  Fidelity Asset Manager Portfolio                  4.00%     0.89% to 1.40%    (10.00%) to   (9.54%)
  Fidelity Growth Portfolio                         0.25%     0.89% to 1.40%    (31.08%) to  (30.73%)
  Fidelity Contrafund Portfolio                     0.82%     0.89% to 1.40%    (10.61%) to  (10.15%)
  Fidelity Overseas Portfolio                       0.84%     1.15% to 1.40%    (21.39%) to  (21.19%)
  Fidelity Equity-Income Portfolio                  1.84%         1.40%               (18.10%)
  Fidelity Index 500 Portfolio                      1.31%     0.89% to 1.40%    (23.33%) to  (22.94%)
 Fidelity Money Market Portfolio                    1.70%     0.89% to 1.40%           0.28% to 0.79%
 Scudder I International Portfolio                  0.84%     1.35% to 1.40%    (19.50%) to  (19.46%)
 MetLife Davis Venture Value Fund E                 0.65%     1.30% to 2.25%    (18.41%) to  (17.63%)
 MetLife Harris Oakmark Focused Value Fund B        0.12%     1.30% to 2.25%    (10.33%) to  (11.09%)
 (c) MetLife Jennison Growth Portfolio B            0.00%     1.30% to 2.25%    (24.15%) to  (23.67%)
 MetLife Putnam International Stock Portfolio       0.88%         1.40%               (18.64%)
 MetLife Janus Mid Cap Portfolio                    0.00%         1.40%               (29.98%)
 MetLife Russell 2000 Index Portfolio               0.61%         1.40%               (21.57%)
 MetLife Met/Putnam Voyager Portfolio A             0.00%         1.40%               (29.90%)
 MetLife Stock Index Portfolio B                    0.56%     1.30% to 2.25%     (24.24%) to (23.52%)
 Van Kampen Emerging Growth Fund                    0.37%         1.40%               (33.43%)
 Van Kampen Enterprise Fund                         0.50%         1.40%               (30.31%)
 (c) Van Kampen Growth & Income Fund                0.00%         1.40%               (15.69%)
 Federated American Leaders II                      1.26%         1.40%               (21.33%)
 Federated High Income Bond Fund II                10.55%         1.40%                (0.02%)
 Federated Growth Strategic Fund II                 0.00%         1.40%               (27.37%)
 Federated Equity Income Fund II                    2.13%         1.40%               (21.84%)
 Neuberger Genesis Trust                            0.00%         0.89%                (3.85%)
 Alger Small Capitalization Fund                    0.00%     1.25% to 1.40%     (27.25%) to (27.21%)
 T Rowe Price Growth Fund                           0.18%         0.89%               (23.68%)
 T Rowe Price International Fund                    1.07%         0.89%               (18.91%)
 T Rowe Price Prime Reserve Fund                    1.39%         0.89%                 *****
 Janus Aspen Worldwide Growth                       0.86%         0.89%               (26.16%)
Annuitization units:
 Met Investors PIMCO Innovation Portfolio B         0.00%         1.55%               (51.49%)

     (c) For the period from May 1, 2002 to December 31, 2002.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

     ***** This information is not available.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS



MetLife Investors USA Separate Account A sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                           As of December 31, 2001
                                                                  -----------------------------------------
                                                                                    Unit
                                                                                 Fair Value*     Net Assets
                                                                    Units    (lowest to highest)   (000)
                                                                  ---------- ------------------- ----------
Accumulation units:
  (g) Met Investors Lord Abbett Growth & Income Portfolio         13,056,744  $21.56 to $68.33    $325,654
  (f) Met Investors Lord Abbett Growth & Income Portfolio B          829,894   41.18 to  41.43      34,277
  (f) Met Investors Lord Abbett Bond Debenture Portfolio B           949,659   13.91 to  13.99      13,246
  Met Investors JP Morgan Quality Bond Portfolio                   2,400,419   10.47 to  23.83      27,978
  (h) Met Investors Met Putnam Research Portfolio                  4,271,829    7.05 to   8.94      35,502
  (f) Met Investors Met Putnam Research Portfolio B                1,148,099    8.03 to   8.07       9,240
  (f) Met Investors Oppenheimer Capital Appreciation Portfolio B   2,574,330    8.42 to   8.47      21,746
  (f) Met Investors PIMCO Money Market Portfolio B                 2,040,930   10.10 to  10.16      20,681
  (f) Met Investors Janus Aggressive Growth Portfolio B            1,408,153    7.27 to   7.31      10,268
  (j) Met Investors PIMCO Total Return Bond Portfolio              3,960,781    7.09 to   7.14      28,189
  (f) Met Investors PIMCO Total Return Bond Portfolio B            2,425,689   10.48 to  10.54      25,502
  (f) Met Investors PIMCO Innovation Portfolio B                     719,543    6.06 to   6.10       4,375
  (f) Met Investors T Rowe Price Mid Cap Growth Portfolio B        1,668,902    8.19 to   8.24      13,714
  (f) Met Investors MFS Research International Portfolio B           916,898    8.34 to   8.39       7,667
  (i) Met Investors AIM Small Cap Growth Portfolio B                 119,269   11.83 to  11.86       1,413
  (i) Met Investors AIM Mid Cap Core Equity Portfolio B               91,975   10.97 to  10.99       1,010
  (i) Met Investors Harris Oakmark International Portfolio B          20,012   10.91 to  10.94         219
  AIM Premier Equity Fund                                            544,055        4.23             2,300
  AIM Capital Appreciation Fund                                      236,958        4.49             1,063
  AIM International Growth Fund                                      189,032        3.97               750
  AIM Balanced Fund                                                  334,293        4.73             1,580
  MFS Research Series                                                126,396        4.23               535
  MFS Investors Trust Series                                          60,869        4.18               254
  MFS New Discovery Series                                            90,551        6.69               606
  Oppenheimer Main Street Growth & Income Fund                       552,681        4.25             2,349
  Oppenheimer Bond Fund                                               66,734        5.57               372

                                                                         For the Year ended December 31, 2001
                                                                  ---------------------------------------------------
                                                                  Investment       Expense              Total
                                                                    Income        Ratio***           Return****
                                                                   Ratio**   (lowest to highest) (lowest to highest)
                                                                  ---------- ------------------- --------------------
Accumulation units:
  (g) Met Investors Lord Abbett Growth & Income Portfolio            0.95%     0.89% to 1.40%     (7.24%) to (6.56%)
  (f) Met Investors Lord Abbett Growth & Income Portfolio B          0.17%     1.30% to 2.25%     (8.09%) to (7.21%)
  (f) Met Investors Lord Abbett Bond Debenture Portfolio B           1.47%     1.30% to 2.25%       1.17% to 2.14%
  Met Investors JP Morgan Quality Bond Portfolio                     4.86%     0.89% to 1.40%       5.33% to 6.10%
  (h) Met Investors Met Putnam Research Portfolio                    0.07%     1.15% to 1.40%       7.00% to 7.00%
  (f) Met Investors Met Putnam Research Portfolio B                  0.44%     1.30% to 2.25%     (1.54%) to (0.81%)
  (f) Met Investors Oppenheimer Capital Appreciation Portfolio B     0.07%     1.30% to 2.25%     (1.73%) to (1.00%)
  (f) Met Investors PIMCO Money Market Portfolio B                   1.02%     1.30% to 2.25%       0.66% to 1.29%
  (f) Met Investors Janus Aggressive Growth Portfolio B              0.00%     1.30% to 2.25%     (9.72%) to (9.05%)
  (j) Met Investors PIMCO Total Return Bond Portfolio                0.88%     1.15% to 1.40%     (0.31%) to (0.25%)
  (f) Met Investors PIMCO Total Return Bond Portfolio B              2.47%     1.30% to 2.25%       3.00% to 3.77%
  (f) Met Investors PIMCO Innovation Portfolio B                     0.00%     1.30% to 2.25%    (16.33%) to (15.70%)
  (f) Met Investors T Rowe Price Mid Cap Growth Portfolio B          0.00%     1.30% to 2.25%       1.03% to 1.78%
  (f) Met Investors MFS Research International Portfolio B           0.13%     1.30% to 2.25%     (5.45%) to (4.75%)
  (i) Met Investors AIM Small Cap Growth Portfolio B                 0.00%     1.30% to 2.25%      18.30% to 18.55%
  (i) Met Investors AIM Mid Cap Core Equity Portfolio B              0.05%     1.30% to 2.25%       9.70% to 9.94%
  (i) Met Investors Harris Oakmark International Portfolio B         0.08%     1.30% to 2.25%       9.15% to 9.38%
  AIM Premier Equity Fund                                            0.14%         1.40%               (11.93%)
  AIM Capital Appreciation Fund                                      0.00%         1.40%               (21.67%)
  AIM International Growth Fund                                      0.34%         1.40%               (21.70%)
  AIM Balanced Fund                                                  1.91%         1.40%               (11.33%)
  MFS Research Series                                                1.16%         1.40%               (8.98%)
  MFS Investors Trust Series                                         0.57%         1.40%               (15.90%)
  MFS New Discovery Series                                           3.11%         1.40%                19.05%
  Oppenheimer Main Street Growth & Income Fund                       0.53%         1.40%               (10.63%)
  Oppenheimer Bond Fund                                              7.36%         1.40%                7.24%

     (f) For the period from March 21, 2001 to December 31, 2001.
     (g) For the period from February 21, 2001 to December 31, 2001.
     (h) For the period from March 19, 2001 to December 31, 2001.
     (i) For the period from October 9, 2001 to December 31, 2001.
     (j) For the period from October 15, 2001 to December 31, 2001.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS



                                                            As of December 31, 2001
                                                   -----------------------------------------
                                                                     Unit
                                                                  Fair Value*     Net Assets
                                                     Units    (lowest to highest)   (000)
                                                   ---------- ------------------- ----------
Accumulation units, continued:
  Oppenheimer Money Fund                              164,326       $5.43          $    892
  Oppenheimer Main Street Small Cap Growth Fund        26,017        6.15               160
  Oppenheimer Strategic Bond Fund                      60,360        5.37               324
  Fidelity Asset Manager Portfolio                 21,022,339    8.94 to  9.06      189,787
  Fidelity Growth Portfolio                        25,015,822   12.91 to 13.12      327,268
  Fidelity Contrafund Fund                         19,181,427    6.39 to 11.59      219,635
  Fidelity Overseas Portfolio                       2,228,327    6.34 to  7.35       15,199
  Fidelity Equity-Income Portfolio                  3,242,873       10.13            32,860
  Fidelity Index 500 Portfolio                     19,727,766   13.03 to 13.12      257,801
  Fidelity Money Market Portfolio                   5,072,413    6.76 to  7.02       34,519
  Scudder I International Portfolio                 2,560,863    6.68 to  6.69       17,139
  (f) MetLife Davis Venture Value Fund E            2,649,034   10.11 to 10.16       26,848
  (f) MetLife Harris Oakmark Focused Value Fund B   1,863,945   11.89 to 11.96       22,223
  MetLife Putnam International Stock Portfolio         94,368        3.48               329
  MetLife Janus Mid Cap Portfolio                     501,084        2.07             1,036
  MetLife Russell 2000 Index Portfolio                 89,476        4.56               408
  MetLife Met/Putnam Voyager Portfolio A              190,680        2.42               461
  MetLife Loomis Sayles High Yield Bond                17,973        4.66                84
  (f) MetLife Stock Index B                           166,446   10.83 to 10.85        1,805
  Van Kampen Emerging Growth Fund                     174,665        4.82               842
  Van Kampen Enterprise Fund                           68,149        3.91               267
  Van Kampen Strategic Stock Fund                      60,282        4.73               285
  Federated American Leaders II                       249,732        4.65             1,162
  Federated High Income Bond Fund II                   60,212        4.51               271
  Federated Growth Strategic Fund II                   55,308        4.25               235
  Federated Equity Income Fund II                     116,932        4.19               490
  Neuberger Genesis Trust                             478,656        6.93             3,318
  Neuberger Partners                                  295,027        5.36             1,583
  Alger Small Capitalization Fund                   9,374,497    5.95 to  5.96       55,888
  T Rowe Price Growth Fund                            656,181       62.61            41,080
  T Rowe Price International Fund                     664,996        8.51             5,658
  T Rowe Price Prime Reserve Fund                      91,744       16.44             1,508
  Janus Aspen Worldwide Growth                      1,246,925        6.68             8,326

                                                          For the Year ended December 31, 2001
                                                   ---------------------------------------------------
                                                   Investment       Expense              Total
                                                     Income        Ratio***           Return****
                                                    Ratio**   (lowest to highest) (lowest to highest)
                                                   ---------- ------------------- --------------------
Accumulation units, continued:
  Oppenheimer Money Fund                              3.88%         1.40%                2.42%
  Oppenheimer Main Street Small Cap Growth Fund       0.00%         1.40%                2.07%
  Oppenheimer Strategic Bond Fund                     2.21%         1.40%                3.49%
  Fidelity Asset Manager Portfolio                    4.32%     0.89% to 1.40%     (6.25%) to (4.95%)
  Fidelity Growth Portfolio                           0.08%     0.89% to 1.40%    (18.67%) to (15.40%)
  Fidelity Contrafund Fund                            0.78%     0.89% to 1.40%    (15.42%) to (7.08%)
  Fidelity Overseas Portfolio                         5.65%     1.15% to 1.40%    (22.53%) to (21.26%)
  Fidelity Equity-Income Portfolio                    5.65%         1.40%               (0.96%)
  Fidelity Index 500 Portfolio                        1.19%     0.89% to 1.40%    (13.79%) to (11.98%)
  Fidelity Money Market Portfolio                     4.05%     0.89% to 1.40%       2.59% to 7.92%
  Scudder I International Portfolio                   0.41%     1.35% to 1.40%     (8.07%) to (3.38%)
  (f) MetLife Davis Venture Value Fund E              0.00%     1.30% to 2.25%    (13.19%) to (12.36%)
  (f) MetLife Harris Oakmark Focused Value Fund B     0.00%     1.30% to 2.25%      24.59% to 25.79%
  MetLife Putnam International Stock Portfolio        0.28%         1.40%               (21.72%)
  MetLife Janus Mid Cap Portfolio                     0.00%         1.40%               (38.21%)
  MetLife Russell 2000 Index Portfolio                0.26%         1.40%               (0.55%)
  MetLife Met/Putnam Voyager Portfolio A              0.00%         1.40%               (31.81%)
  MetLife Loomis Sayles High Yield Bond              13.15%         1.40%               (2.68%)
  (f) MetLife Stock Index B                           0.00%     1.30% to 2.25%    (15.49%) to (14.68%)
  Van Kampen Emerging Growth Fund                     0.00%         1.40%                7.33%
  Van Kampen Enterprise Fund                          0.18%         1.40%               (7.70%)
  Van Kampen Strategic Stock Fund                     0.00%         1.40%               (10.30%)
  Federated American Leaders II                       1.29%         1.40%               (6.74%)
  Federated High Income Bond Fund II                 11.35%         1.40%               (0.75%)
  Federated Growth Strategic Fund II                  1.75%         1.40%               (20.15%)
  Federated Equity Income Fund II                     1.76%         1.40%               (11.74%)
  Neuberger Genesis Trust                             0.00%         0.89%                1.24%
  Neuberger Partners                                  0.19%         0.89%               (2.45%)
  Alger Small Capitalization Fund                     0.05%     1.35% to 1.40%    (23.58%) to (23.56%)
  T Rowe Price Growth Fund                            0.19%         0.89%               (2.53%)
  T Rowe Price International Fund                     1.55%         0.89%               (22.60%)
  T Rowe Price Prime Reserve Fund                     3.83%         0.89%                3.02%
  Janus Aspen Worldwide Growth                        0.48%         0.89%               (23.37%)

     (f) For the period from March 21, 2001 to December 31, 2001.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

Part C                    OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements
           ---------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

      1.   Reports of Independent Auditors.

      2.   Statement of Assets and Liabilities as of December 31, 2003.

      3.   Statement of Operations for the year ended December 31, 2003.

      4. Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002.

      5.   Notes to Financial Statements - December 31, 2003 and 2002.

The following consolidated financial statements of the Company are included in Part B hereof:

      1.   Reports of Independent Auditors.

      2.   Balance Sheets as of December 31, 2003 and 2002.

      3. Statements of Income for the years ended December 31, 2003, 2002 and 2001.

      4.   Statements of Shareholder's Equity for the years ended
           December 31, 2003, 2002 and 2001.

      5.   Statements of Cash Flows for the years ended December
           31, 2003, 2002 and 2001.

      6. Notes to Financial Statements - December 31, 2003, 2002 and 2001.

b.         Exhibits
           ---------------------------------------------------------------

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (1)

     2.   Not Applicable

     3.   Form of Principal Underwriter's Agreement (2)

     4.  (a)(i) Form of 226 RI Contract (1)

         (ii) Form of 226 RI Certificate and Riders (1)

     5.  (i)  Form of Group Variable Annuity Application (1)

         (ii) Form of Certificate Variable Annuity Application (1)

    6.   (i) Copy of Articles of Incorporation of the Company (1)
         (ii) Copy of the Bylaws of the Company (1)

    7.   Not applicable

    8. (i) Form of Fund Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and Security First Life Insurance Company (now called MetLife Investors USA Insurance Company (3)

         (ii) Form of Participation Agreement between MetLife Investors USA Insurance Company and Met Investors Series Trust (4)

    9.   Opinion and Consent of Counsel

    10.  Consent of Independent Auditors

    11.  Not Applicable

    12.  Not Applicable

    13.  Company Organizational Chart

    14. Powers of Attorney for Michael K. Farrell, James P. Bossert, Susan A. Buffum, Michael R. Fanning, Hugh C. McHaffie, Richard C. Pearson, Elizabeth M. Forget, Jeffrey A. Tupper and George Foulke (5)

   (1) All previously filed Exhibits to MetLife Investors USA Separate Account A registration statement and all post-effective amendments thereto are specifically incorporated herein by reference.

   (2) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos. 333-54464 and 8911-03365) filed electronically on March 21, 2001

   (3) incorporated by reference Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically April 13, 2001.

   (4) incorporated by reference Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333- 54464 and 811-03365) filed electronically April 30, 2003.

   (5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos.333-54464 and 811-05200) filed electronically on April 27, 2004.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal                          Positions and Offices
Business Address                            with Depositor
----------------------                      ----------------------

Michael K. Farrell                          Chairman of the Board, President,
22 Corporate Plaza Drive                    Chief Executive Officer and Director
Newport Beach, CA  92660

Susan A. Buffum                             Director
334 Madison Avenue
Convent Station, NJ 07961

James P. Bossert                            Executive Vice President, Chief
22 Corporate Plaza Drive                    Financial Officer and Director
Newport Beach, CA  92660

Michael R. Fanning                          Director
501 Boylston Street
Boston, MA 02116

Elizabeth M. Forget                         Director
One Madison Avenue
New York, NY  10010

George Foulke                               Director
501 Route 22
Bridgewater, NJ 08807

Hugh C. McHaffie                            Executive Vice President Director
501 Boylston Street
Boston, MA  02116

Richard C. Pearson                          Senior Vice President, General
22 Corporate Plaza Drive                    Counsel, Secretary and Director
Newport Beach, CA  92660

Jeffrey A. Tupper                           Assistant Vice President and
22 Corporate Plaza Drive                    Director
Newport Beach, CA 92660

Helayne F. Klier                            Executive Vice President
One Madison Avenue
New York, NY 10010

Kevin J. Paulson                            Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Johanna B. Becker                           Vice President
501 Boylston Street
Boston, MA 02116

Christopher A. Kremer                       Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                            Vice President
501 Route 22
Bridgewater, NJ 08807

Karen A. Johnson                            Vice President
501 Boylston Street
Boston, MA 02116

Debora L. Buffington                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA  92660

Betty Davis                                 Vice President
1125 - 17th Street
Denver, CO 80202

Louis M. Weisz                              Vice President, Appointed Actuary
501 Boylston Street
Boston, MA  02116

Anthony J. Williamson                       Treasurer
One Madison Avenue
New York, NY  10001

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OF REGISTRANT

The Registrant is a Separate Account of MetLife Investors USA Insurance Company ("depositor"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the depositor, see Exhibit 13.

ITEM 27.    NUMBER OF CONTRACT OWNERS

As of February 27, 2004, there were 54,756 qualified contact owners and 58 non-qualified contract owners.

ITEM 28.    Indemnification

None

ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

   Met Investors Series Trust
   MetLife Investors Variable Annuity Account One
   MetLife Investors Variable Annuity Account Five
   MetLife Investors Variable Life Account One
   MetLife Investors Variable Life Account Five
   First MetLife Investors Variable Annuity Account One

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for each officer and director of MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.

NAME AND PRINCIPAL                          POSITIONS AND OFFICES
 BUSINESS ADDRESS                             WITH UNDERWRITER
 ----------------                             ----------------

Richard C. Pearson                      President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Elizabeth M. Forget                     Executive Vice President and Director
One Madison Avenue
New York, NY  10010

Edward Wilson                           Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

James P. Bossert                        Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Michael K. Farrell                      Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Lisa S. Kuklinski                       Director
600 Plaza II
Jersey City, NY 07311

Helayne F. Klier                        Executive Vice President
One Madison Avenue
New York, NY 10010

Paul Hipworth                           Executive Vice President, Chief
22 Corporate Plaza Drive                Financial Officer
Newport Beach, CA 92660

Paul A. LaPiana                         Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Leslie Sutherland                       Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Charles M. Deuth                        Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Debora L. Buffington                    Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

James R. Fitzpatrick                    Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul M. Kos                             Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Deron J. Richens                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. Smith                           Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Cathy Sturdivant                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paulina Vakouros                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Jonnie L. Crawford                      Secretary
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Williamson                   Treasurer
One Madison Avenue
New York, NY 10010

     (c) Compensation From the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

    (1)                  (2)               (3)            (4)           (5)
  Name of         Net Underwriting
 Principal         Discounts and      Compensation     Brokerage       Other
Underwriter         Commissions       on Redemption   Commissions   Compensation

MetLife Investors   $169,179,314           None            N/A            N/A
Distribution
Company

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

MetLife Investors Distribution Company, underwriter for the registrant, is located at 22 Corporate Plaza Drive, Newport Beach, California 92660. It maintains those accounts and records required to be maintained by it pursuant to
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

MetLife Investors USA Insurance Company, the depositor for the registrant, is located at 22 Corporate Plaza Drive, Newport Beach, California 92660. It maintains those accounts and records required to be maintained by it pursuant to
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and as custodian for the Registrant.

MetLife Investors Group, Inc. is located at 22 Corporate Drive, Newport Beach, California 92660. It performs substantially all of the recordkeeping and administrative services in connection with the Registrant.

ITEM 31.    MANAGEMENT SERVICES

Not applicable.

ITEM 32.    UNDERTAKINGS

Registrant makes the following undertaking:

MetLife Investors USA represents that the fees and charges deducted under the Contracts described herein this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MetLife Investors.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Newport Beach, and State of California on this 29th day of April, 2004.

                              METLIFE INVESTORS USA SEPARATE ACCOUNT A
                              (Registrant)

                         By:  METLIFE INVESTORS USA INSURANCE COMPANY

                         By:  /s/ MICHAEL K. FARRELL
                              -----------------------------------------

                               METLIFE INVESTORS USA INSURANCE COMPANY
                                Depositor

                          By: /s/ MICHAEL K. FARRELL
                               -----------------------------------------

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ MICHAEL K. FARRELL        Chief Executive Officer, President            4-29-04
----------------------------- and Director                                  --------
Michael K. Farrell                                                           Date

/s/ JAMES P. BOSSERT          Executive Vice President and Chief Financial   4-29-04
---------------------------   Officer (Principal Accounting Officer) and    --------
James P. Bossert              Director                                        Date

/s/ SUSAN A. BUFFUM*          Director                                       4-29-04
----------------------------                                                --------
Susan A. Buffum                                                              Date

/s/ MICHAEL R. FANNING*       Director                                       4-29-04
----------------------------                                                --------
Michael R. Fanning                                                           Date

/s/ ELIZABETH M. FORGET*      Director                                       4-29-04
----------------------------                                                --------
Elizabeth M. Forget

/s/ GEORGE FOULKE*            Director                                       4-29-04
----------------------------                                                --------
George Foulke                                                                 Date

/s/ HUGH C. MCHAFFIE*          Director                                      4-29-04
----------------------------                                                --------
Hugh C. McHaffie                                                              Date

/s/ RICHARD C. PEARSON        Director                                       4-29-04
----------------------------                                                --------
Richard C. Pearson                                                            Date

/s/ JEFFREY A. TUPPER         Director                                       4-29-04
----------------------------                                                --------
Jeffrey A. Tupper                                                             Date

                                    *By: /s/ RICHARD C. PEARSON
                                         ---------------------------------------
                                         Richard C. Pearson, Attorney-in-fact

                                INDEX TO EXHIBITS

EX-99.B9       Opinion and Consent of Counsel
EX-99.B10      Consent of Independent Auditors
EX-99.B13      Company Organizational Chart